UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07064

Exact name of registrant as specified in charter:	The Target Portfolio Trust

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2015

Date of reporting period:	7/31/2015

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

TARGET INTERNATIONAL EQUITY PORTFOLIO

ANNUAL REPORT • JULY 31, 2015

Objective

Capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Portfolio’s securities are for the period covered by this report and are subject to change thereafter.

Mutual Funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. © 2015 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, the Prudential logo, the Rock symbol, Bring Your Challenges, and Target Portfolio Trust are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

September 15, 2015

Dear Shareholder:

We hope you find the annual report for the Target International Equity Portfolio informative and useful. The report covers performance for the 12-month period that ended July 31, 2015.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you stay informed of important developments and assist you in creating a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks.

Thank you for your continued confidence.

Sincerely,

Stuart S. Parker, President

Target International Equity Portfolio

Target International Equity Portfolio	1

Your Portfolio’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns as of 7/31/15
	One Year	Five Years	Ten Years	Since Inception
Class Q	2.52%	N/A	N/A	20.89% (3/1/11)
Class R	1.88	38.63%	N/A	27.29 (8/22/06)
Class T	2.41	42.13	70.47%	—
MSCI EAFE ND Index	–0.27	47.03	63.16
Lipper Customized Blend Funds Average*	–0.39	43.48	62.95
Lipper International Multi-Cap Core Funds Average*	–0.10	44.86	62.51

Average Annual Total Returns as of 6/30/15
	One Year	Five Years	Ten Years	Since Inception
Class Q	–1.53%	N/A	N/A	4.16% (3/1/11)
Class R	–2.16	8.43%	N/A	2.61 (8/22/06)
Class T	–1.64	8.97	5.78%	—
MSCI EAFE ND Index	–4.22	9.54	5.12
Lipper Customized Blend Funds Average*	–3.37	9.31	5.22
Lipper International Multi-Cap Core Funds Average*	–3.30	9.36	5.05

Average Annual Total Returns as of 7/31/15
	One Year	Five Years	Ten Years	Since Inception
Class Q	2.52%	N/A	N/A	4.39% (3/1/11)
Class R	1.88	6.75%	N/A	2.74 (8/22/06)
Class T	2.41	7.28	5.48%	—

*The Portfolio is compared to the Lipper Customized Blend Funds Performance Universe, although Lipper classifies the portfolio in the Lipper International Multi-Cap Core Funds Performance Universe. The Lipper Customized Blend Funds Performance Universe is utilized because the Fund’s manager believes that the funds included in this universe provide a more appropriate basis for fund performance comparisons.

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Growth of a $10,000 Investment

International Equity Portfolio

The graph compares a $10,000 investment in the Target International Equity Portfolio (Class T) with a similar investment in the Morgan Stanley Capital International Europe, Australasia, Far East Net Dividend Index (MSCI EAFE ND Index) by portraying the initial account values at the beginning of the 10-year period (July 31, 2005) and the account values at the end of the current fiscal year (July 31, 2015), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class T shares; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. The line graph provides information for Class T shares only. As indicated in the tables provided earlier, performance for Class Q and Class R shares will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Portfolio’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Portfolio or any gains you may realize if you sell your shares.

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

Target International Equity Portfolio	3

Your Portfolio’s Performance (continued)

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or following the redemption of Portfolio shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class Q	Class R	Class T
Maximum initial sales charge	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	None	.75% (.50% currently)	None

Benchmark Definitions

Morgan Stanley Capital International Europe, Australasia, and Far East Net Dividend Index

The Morgan Stanley Capital International Europe, Australasia, and Far East Net Dividend Index (MSCI EAFE ND Index) is an unmanaged, weighted index that reflects stock price movements of developed country markets in Europe, Australasia, and the Far East. It gives an indication of how foreign stocks have performed. The MSCI EAFE Index reflects the impact of the maximum withholding taxes on reinvested dividends. The cumulative total returns for the MSCI EAFE ND Index measured from the month-end closest to the inception date for Class Q shares through 7/31/15 are 22.60% and 28.05% for Class R shares. The average annual total returns for the MSCI EAFE ND Index measured from the month-end closest to the inception date for Class Q shares through 6/30/15 are 4.32% and 2.60% for Class R shares.

Lipper Customized Blend Funds Average

The Lipper Customized Blend Funds Average is a 50/50 blend of the Lipper International Multi-Cap Core Funds and Lipper International Large-Cap Core Funds Averages. The cumulative total returns for the Lipper Customized Blend Funds Average measured from the month-end closest to the inception date for Class Q shares through 7/31/15 are 19.82% and 27.86% for Class R shares. The average annual total returns for the Lipper Customized Blend Funds Average measured from the month-end closest to the inception date for Class Q shares through 6/30/15 are 4.00% and 2.62% for Class R shares.

Lipper International Multi-Cap Core Funds Average

Lipper International Multi-Cap Core funds invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. International multi-cap core funds typically have an average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the MSCI EAFE Index. The cumulative total returns for the Lipper International Multi-Cap Core Funds Average measured from the month-end closest to the inception date for Class Q shares through 7/31/15 are 21.58% and 29.29% for Class R shares. The average annual total returns for the Lipper International Multi-Cap Core Funds Average measured from the month-end closest to the inception date for Class Q shares through 6/30/15 are 4.26% and 2.62% for Class R shares.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Averages reflect the deduction of operating expenses, but not sales charges or taxes.

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Strategy and Performance Overview

How did the Portfolio perform?

The Target International Equity Portfolio’s Class T shares returned 2.41% for the 12 months ended July 31, 2015. This compares with the -0.27% return of the MSCI EAFE (ND) Index (the Index), the -0.10 % return of the Lipper International Multi-Cap Core Funds Average, and the -0.39% return of the Lipper Customized Blend Funds Average for the 12-month period ended July 31, 2015.

The Portfolio was subadvised during the reporting period by LSV Asset Management (LSV), Thornburg Investment Management, Inc. (Thornburg), and Lazard Asset Management LLC (Lazard). On October 28, 2014, Lazard replaced Thornburg as a subadviser.

What were market conditions?

The Greek negotiations, the drop in the Chinese stock market, and the likelihood of a Puerto Rico default brought no shortage of causes for concern during the reporting period. Fortunately, many of these events were contained and the overall markets sustained little damage. After heightened volatility in the latter half of 2014, crude oil prices eventually stabilized in the first quarter of 2015. Most developed economies continued to make gradual progress and the outlook for corporate earnings remained positive. However, concern over the impact of the strong dollar limited the Index’s progress somewhat, because of the variance between the US dollar and other currencies.

During the period, all international regions and a majority of sectors in the Index turned in small positive returns. Regarding sectors, the financials, consumer discretionary, health care, and industrials sectors were the strongest. From a regional perspective, nations in the Pacific Rim (led by Japan) delivered the biggest contribution within the Index. Emerging markets stocks were down; however, they posted gains later in the reporting period.

What affected the Portfolio’s performance?

•

The Portfolio outperformed the Index during the reporting period, primarily due to stock selection. Sector allocation had a slightly positive effect on the Portfolio. An overweight position in energy, the worst-performing sector in the Index, detracted from relative performance. However, this was offset by an overweight to the consumer discretionary group, which was a strong performer. The Portfolio benefited from strong stock selection in the financials, health care, industrials, and technology sectors, which helped relative performance. On the downside, stock selection was weak in utilities.

Target International Equity Portfolio	5

Strategy and Performance Overview (continued)

•

From a regional standpoint, the Portfolio’s holdings across the globe were beneficial. Stock selection in Western Europe, North America, and the Pacific Rim was quite strong. The UK, Japan, and the US contributed positively.

•

The LSV portion of the Portfolio outperformed the Index as a result of stock selection; sector allocation was negative. Returns were strongest in the financials, materials, and telecommunications services sectors. From a country perspective, LSV benefited most from its holdings in the UK and Japan.

•

The Lazard/Thornburg portion of the Portfolio outperformed due to both allocation and stock selection, which was positive in all but three sectors. The largest areas of strength were in the health care, industrials, financials, and information technology sectors.

•

Regarding allocation to sectors, an underweight position in two of the Index’s worst-performing groups, energy and materials, aided relative results. Additionally, an overweight to the Middle East (Israel) also contributed to relative returns.

Did the Portfolio use derivatives and how did they affect performance?

•

A former subadviser, Thornburg, used currency forwards (a form of a derivative instrument) as a tool to hedge some of the currency risk from investing in non-US stocks. This foreign exchange hedging had a slightly positive effect on the Portfolio.

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Fees and Expenses (Unaudited)

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, and other Portfolio expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on February 1, 2015, at the beginning of the period, and held through the six-month period ended July 31, 2015. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following pages provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Portfolio’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following pages. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Portfolio, that

Target International Equity Portfolio	7

Fees and Expenses (continued)

you own. You should consider the additional fees that were charged to your Portfolio account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Target International Equity Portfolio		Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class Q	Actual	$1,000.00	$1,094.10	0.79%	$4.10
	Hypothetical	$1,000.00	$1,020.88	0.79%	$3.96

Class R	Actual	$1,000.00	$1,091.10	1.43%	$7.41
	Hypothetical	$1,000.00	$1,017.70	1.43%	$7.15

Class T	Actual	$1,000.00	$1,093.30	0.93%	$4.83
	Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66

*Portfolio expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended July 31, 2015, and divided by the 365 days in the Portfolio’s fiscal year ended July 31, 2015 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Portfolio may invest.

The Portfolio’s annualized expense ratios for the 12-month period ended July 31, 2015, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
Q	0.82%	0.82%
R	1.70	1.45
T	0.95	0.95

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Portfolio expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

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Portfolio of Investments

as of July 31, 2015

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 96.7%

COMMON STOCKS

Australia 3.6%
Ansell Ltd.	98,662	$1,803,529
Arrium Ltd.	1,291,400	113,121
Ausdrill Ltd.	166,700	36,544
Australia & New Zealand Banking Group Ltd.	45,300	1,080,337
Bank of Queensland Ltd.	165,969	1,664,471
Bendigo & Adelaide Bank Ltd.	91,300	875,878
Bradken Ltd.	227,100	195,520
Caltex Australia Ltd.	131,987	3,324,903
Challenger Ltd.	248,800	1,301,652
Downer EDI Ltd.	288,000	955,690
Fortescue Metals Group Ltd.(a)	355,100	479,861
Lend Lease Group	178,100	2,023,119
Metcash Ltd.(a)	637,800	534,448
Mineral Resources Ltd.	75,100	296,898
National Australia Bank Ltd.	58,968	1,496,549
Orica Ltd.	66,800	935,665
Pacific Brands Ltd.*	914,400	279,852
Primary Health Care Ltd.(a)	260,000	872,965
Seven Group Holdings Ltd.	171,300	692,067
Seven West Media Ltd.	882,400	582,507

		19,545,576

Austria 0.7%
OMV AG	39,100	1,039,094
UNIQA Insurance Group AG	147,640	1,395,164
Voestalpine AG	29,800	1,277,724

		3,711,982

Belgium 2.0%
AGFA-Gevaert NV*	102,600	308,406
Anheuser-Busch InBev NV	50,178	5,995,349
Delhaize Group	25,400	2,299,714
KBC Groep NV	33,920	2,365,251

		10,968,720

Brazil 0.2%
BB Seguridade Participacoes SA	136,400	1,284,744

See Notes to Financial Statements.

Target International Equity Portfolio	9

Portfolio of Investments

as of July 31, 2015 continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Canada 0.9%
Encana Corp.	170,200	$1,293,564
MacDonald, Dettwiler & Associates Ltd.	34,500	2,045,441
National Bank of Canada	47,700	1,668,233

		5,007,238

China 0.3%
Poly Property Group Co. Ltd.	794,000	299,845
Shougang Fushan Resources Group Ltd.	1,824,000	274,586
TCL Communication Technology Holdings Ltd.	1,365,000	1,060,621

		1,635,052

Denmark 1.0%
A.P. Moeller - Maersk A/S (Class B Stock)	700	1,192,512
Carlsberg A/S (Class B Stock)	24,598	2,143,113
TDC A/S	267,900	2,020,971

		5,356,596

Finland 1.3%
Sampo Oyj (Class A Stock)	79,793	3,948,211
Tieto Oyj	41,200	1,054,937
UPM-Kymmene Oyj	110,300	2,037,433

		7,040,581

France 8.6%
Alstom SA*	37,700	1,107,223
Arkema SA	6,200	483,134
AXA SA	74,000	1,948,805
BNP Paribas SA	84,717	5,510,606
Cap Gemini SA	43,924	4,196,117
Cie Generale des Etablissements Michelin	22,600	2,212,282
CNP Assurances	73,800	1,240,335
Credit Agricole SA	124,000	1,951,091
Electricite de France	101,200	2,408,335
Iliad SA	4,059	963,106
Renault SA	19,800	1,822,741
Sanofi	47,800	5,152,409
SCOR SE	42,800	1,640,114
Societe Generale SA	31,700	1,556,515
Thales SA	42,000	2,838,258
Total SA	79,900	3,942,498

See Notes to Financial Statements.

10

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

France (cont’d.)
Valeo SA	37,435	$4,989,219
Vinci SA	52,109	3,339,557

		47,302,345

Germany 7.5%
Allianz SE	18,300	2,997,768
Aurubis AG	3,600	215,364
BASF SE	26,000	2,246,778
Bayer AG	42,875	6,331,627
Bayerische Motoren Werke AG	31,000	3,108,543
Continental AG	8,661	1,936,278
Daimler AG	50,600	4,526,463
Deutsche Bank AG	67,000	2,353,697
Deutsche Lufthansa AG*	60,200	817,827
E.ON SE	54,400	718,421
Freenet AG	48,100	1,650,703
Hannover Rueck SE	19,500	2,070,230
Merck KGaA	9,300	946,406
Muenchener Rueckversicherungs-Gesellschaft AG	14,300	2,628,030
Rheinmetall AG	18,900	1,028,652
RTL Group SA	17,530	1,593,111
Siemens AG	12,500	1,339,324
Stada Arzneimittel AG	31,800	1,224,060
Volkswagen AG	12,100	2,447,409
Wincor Nixdorf AG	22,900	972,975

		41,153,666

Hong Kong 1.4%
Cheung Kong Property Holdings Ltd.*	97,000	808,302
China Resources Cement Holdings Ltd.	2,098,000	1,092,257
CK Hutchison Holdings Ltd.	97,000	1,439,818
Huabao International Holdings Ltd.	1,087,000	528,060
Kingboard Chemical Holdings Ltd.	292,680	490,641
Skyworth Digital Holdings Ltd.	2,444,000	1,866,625
Yue Yuen Industrial Holdings Ltd.	410,800	1,335,366

		7,561,069

Ireland 2.1%
C&C Group PLC	239,200	932,064
James Hardie Industries PLC	156,367	2,162,533

See Notes to Financial Statements.

Target International Equity Portfolio	11

Portfolio of Investments

as of July 31, 2015 continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Ireland (cont’d.)
Permanent TSB Group Holdings PLC*	486	$2,815
Ryanair Holdings PLC, ADR	23,585	1,747,884
Shire PLC	45,673	4,060,144
Smurfit Kappa Group PLC	82,300	2,474,987

		11,380,427

Israel 2.5%
Bank Hapoalim BM	182,600	1,015,267
Elbit Systems Ltd.	16,000	1,320,523
Teva Pharmaceutical Industries Ltd.	51,600	3,540,278
Teva Pharmaceutical Industries Ltd., ADR	115,760	7,989,755

		13,865,823

Italy 1.6%
A2A SpA	1,000,700	1,277,563
Atlantia SpA	74,353	1,985,533
Azimut Holding SpA	88,801	2,218,034
Enel SpA	361,000	1,696,319
Eni SpA	104,300	1,825,313

		9,002,762

Japan 22.7%
Alfresa Holdings Corp.	44,100	738,554
Alpine Electronics, Inc.	22,600	372,342
Aoyama Trading Co. Ltd.	36,400	1,446,082
Aozora Bank Ltd.	513,000	1,968,471
Asahi Kasei Corp.	124,000	941,941
Bank of Yokohama Ltd. (The)	156,000	991,231
Calsonic Kansei Corp.	215,000	1,568,275
Daihatsu Motor Co. Ltd.	101,200	1,437,217
Daikin Industries Ltd.	40,900	2,643,269
Daiwa House Industry Co. Ltd.	226,400	5,631,067
Don Quijote Holdings Co. Ltd.	123,100	5,247,825
Enplas Corp.	23,600	950,810
Fuji Oil Co. Ltd.	105,300	1,764,426
Fujikura Ltd.	223,000	1,180,502
Fuyo General Lease Co. Ltd.	30,600	1,282,287
Heiwa Corp.	71,500	1,570,145
Hogy Medical Co. Ltd.	16,700	811,816
Isuzu Motors Ltd.	249,400	3,452,251

See Notes to Financial Statements.

12

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Japan (cont’d.)
Japan Airlines Co. Ltd.	49,100	$1,852,497
Japan Tobacco, Inc.	77,400	3,004,409
JX Holdings, Inc.	169,160	721,091
KDDI Corp.	320,200	8,128,620
Keihin Corp.	71,100	1,009,757
KYORIN Holdings, Inc.	56,000	1,090,896
Kyowa Exeo Corp.	78,200	952,070
Makita Corp.	32,000	1,766,630
Marubeni Corp.	247,900	1,377,704
Matsumotokiyoshi Holdings Co. Ltd.	26,500	1,278,950
Medipal Holdings Corp.	67,800	1,207,176
Megmilk Snow Brand Co. Ltd.	27,100	425,448
Miraca Holdings, Inc.	9,100	418,848
Mitsubishi Corp.	58,300	1,257,927
Mitsubishi UFJ Financial Group, Inc.	354,100	2,576,817
Mitsui & Co. Ltd.	147,400	1,912,544
Mizuho Financial Group, Inc.	977,800	2,132,104
Morinaga Milk Industry Co. Ltd.	245,000	1,001,742
Nichi-iko Pharmaceutical Co. Ltd.	44,700	1,537,233
Nichirei Corp.	219,000	1,428,796
Nikkiso Co. Ltd.	131,600	1,274,413
Nippon Telegraph & Telephone Corp.	132,200	5,091,384
Nishi-Nippon City Bank Ltd. (The)	254,300	772,281
Nissan Motor Co. Ltd.	277,200	2,637,428
NTT DOCOMO, Inc.	110,000	2,322,687
Otsuka Holdings Co. Ltd.	30,100	1,080,740
Resona Holdings, Inc.	483,700	2,659,252
Ricoh Co. Ltd.	135,700	1,338,782
Sankyu, Inc.	213,000	1,208,864
Seino Holdings Co. Ltd.	82,000	943,133
Seven & I Holdings Co. Ltd.	81,700	3,769,751
Shimachu Co. Ltd.	36,500	1,011,707
Shizuoka Gas Co. Ltd.	28,200	202,079
SKY Perfect JSAT Holdings, Inc.	161,300	809,690
SoftBank Group Corp.	56,200	3,106,407
Sony Corp.	146,200	4,144,247
Sumitomo Corp.	149,600	1,698,307
Sumitomo Metal Mining Co. Ltd.	87,000	1,169,736
Sumitomo Mitsui Financial Group, Inc.	169,000	7,620,890
Suzuken Co. Ltd.	16,100	569,668

See Notes to Financial Statements.

Target International Equity Portfolio	13

Portfolio of Investments

as of July 31, 2015 continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Japan (cont’d.)
Toagosei Co. Ltd.	101,700	$789,952
Toho Holdings Co. Ltd.	51,700	1,285,931
Tokai Rika Co. Ltd.	88,400	2,221,135
Toppan Forms Co. Ltd.	50,400	683,630
Toyo Tire & Rubber Co. Ltd.	79,700	1,746,745
Toyoda Gosei Co. Ltd.	56,200	1,241,823
Tsumura & Co.	45,800	960,228
United Arrows Ltd.	52,800	2,105,106
Yokohama Rubber Co. Ltd. (The)	83,550	1,652,379

		125,198,145

Liechtenstein 0.1%
VP Bank AG	3,195	277,740

Netherlands 4.6%
Aegon NV	175,900	1,352,976
ING Groep NV, CVA*	154,200	2,622,500
Koninklijke Ahold NV	171,200	3,407,181
Koninklijke KPN NV	829,332	3,276,756
NXP Semiconductors NV*	20,721	2,024,496
Royal Dutch Shell PLC (Class A Stock) (AEX)	4,300	123,332
Royal Dutch Shell PLC (Class A Stock) (XLON)	96,238	2,758,497
Royal Dutch Shell PLC (Class B Stock)	188,600	5,460,910
TKH Group NV	21,500	922,560
Wolters Kluwer NV	97,660	3,232,410

		25,181,618

New Zealand 0.3%
Air New Zealand Ltd.	825,600	1,438,026

Norway 1.6%
DNB ASA	94,500	1,540,581
Fred Olsen Energy ASA*	11,700	54,384
Marine Harvest ASA	116,300	1,435,567
Statoil ASA	66,900	1,127,844
Telenor ASA	136,528	2,998,974
Yara International ASA	37,700	1,875,733

		9,033,083

Philippines 0.4%
Alliance Global Group, Inc.	4,579,300	2,261,858

See Notes to Financial Statements.

14

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Portugal 0.1%
EDP-Energias de Portugal SA	180,100	$666,145

Singapore 0.8%
DBS Group Holdings Ltd.	168,000	2,473,333
United Overseas Bank Ltd.	56,000	906,560
Wilmar International Ltd.	399,800	932,286

		4,312,179

South Africa 0.3%
Mondi PLC	71,700	1,721,168

Spain 1.7%
ACS Actividades de Construccion y Servicios SA	22,600	758,480
Banco Santander SA	211,617	1,463,270
Ebro Foods SA	51,000	1,017,226
Gas Natural SDG SA	28,800	625,086
Iberdrola SA	361,300	2,548,334
Red Electrica Corporacion SA	24,082	1,922,942
Repsol SA	76,500	1,285,689

		9,621,027

Sweden 3.4%
Assa Abloy AB (Class B Stock)	199,884	4,058,612
Boliden AB	87,100	1,608,453
Nordea Bank AB	147,900	1,841,478
Securitas AB (Class B Stock)	91,300	1,310,598
Swedbank AB (Class A Stock)	231,959	5,433,451
Telefonaktiebolaget LM Ericsson (Class B Stock)	203,600	2,176,901
TeliaSonera AB	415,200	2,523,264

		18,952,757

Switzerland 6.7%
Baloise Holding AG	13,600	1,732,756
Bucher Industries AG	5,600	1,365,212
Cembra Money Bank AG*	23,400	1,424,977
Credit Suisse Group AG*	262,234	7,736,114
Georg Fischer AG	2,200	1,467,071
Glencore PLC*	385,513	1,249,102
Helvetia Holding AG	2,000	1,097,476
Novartis AG	99,070	10,279,921

See Notes to Financial Statements.

Target International Equity Portfolio	15

Portfolio of Investments

as of July 31, 2015 continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Switzerland (cont’d.)
Oriflame Holding AG*	17,400	$257,569
Pargesa Holding SA	18,200	1,222,568
Swiss Life Holding AG*	10,100	2,383,070
Swiss Re AG	40,700	3,661,252
UBS AG*	2,600	59,528
Zurich Insurance Group AG*	10,600	3,227,802

		37,164,418

Taiwan 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	150,300	3,323,133

Thailand 0.2%
Krung Thai Bank PCL	2,359,000	1,171,301

Turkey 0.4%
Turkcell Iletisim Hizmetleri A/S	479,793	2,195,892

United Kingdom 18.7%
3i Group PLC	209,500	1,807,169
Alent PLC	54,000	399,534
Amec Foster Wheeler PLC	45,400	579,771
Anglo American PLC	180,019	2,269,852
AstraZeneca PLC	23,500	1,586,447
Aviva PLC	263,100	2,139,307
BAE Systems PLC	459,800	3,442,594
Barclays PLC	300,600	1,355,594
Barratt Developments PLC	127,300	1,259,828
Beazley PLC	313,989	1,653,288
Bellway PLC	46,600	1,751,067
Berkeley Group Holdings PLC	29,100	1,528,208
BG Group PLC	144,437	2,457,556
Bovis Homes Group PLC	75,100	1,337,839
BP PLC	632,500	3,896,021
British American Tobacco PLC	95,864	5,692,010
BT Group PLC	272,500	1,972,078
Carillion PLC	219,400	1,184,236
Centrica PLC	349,500	1,453,639
Dairy Crest Group PLC	80,900	728,874
Debenhams PLC	507,900	695,165
Direct Line Insurance Group PLC	297,326	1,696,794
DS Smith PLC	156,000	974,418

See Notes to Financial Statements.

16

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

United Kingdom (cont’d.)
GlaxoSmithKline PLC	80,100	$1,740,967
Go-Ahead Group PLC	20,900	831,196
Home Retail Group PLC	314,600	802,283
HSBC Holdings PLC	306,500	2,768,439
Informa PLC	328,216	3,050,931
Intermediate Capital Group PLC	175,542	1,595,619
International Consolidated Airlines Group SA*	229,297	1,909,682
J. Sainsbury PLC	599,900	2,478,039
Lloyds Banking Group PLC	6,127,516	7,979,282
Man Group PLC	604,000	1,531,564
Marston’s PLC	144,620	352,544
Old Mutual PLC	524,912	1,735,980
Pace PLC	166,100	941,267
Petrofac Ltd.	52,900	724,605
Provident Financial PLC	54,462	2,522,463
Prudential PLC	248,965	5,856,992
Relex PLC	200,041	3,488,494
Rexam PLC	553,195	4,801,545
Rio Tinto Ltd.	35,600	1,367,656
Tate & Lyle PLC	167,200	1,423,034
Tullett Prebon PLC	153,300	968,956
Unilever PLC	61,601	2,794,213
Vesuvius PLC	80,600	514,078
WH Smith PLC	29,000	715,118
William Hill PLC	449,939	2,842,726
WM Morrison Supermarkets PLC	693,300	1,972,929
Wolseley PLC	53,445	3,548,528

		103,120,419

United States 0.4%
Aon PLC	21,730	2,189,732
Boart Longyear Ltd.*	93,300	7,843

		2,197,575

TOTAL LONG-TERM INVESTMENTS (cost $497,677,254)		532,653,065

See Notes to Financial Statements.

Target International Equity Portfolio	17

Portfolio of Investments

as of July 31, 2015 continued

Description	Shares	Value (Note 1)
SHORT-TERM INVESTMENT 2.3%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $12,526,740; includes $1,336,010 of cash collateral for securities on loan) (Note 3)(b)(c)	12,526,740	$12,526,740

TOTAL INVESTMENTS 99.0% (cost $510,203,994; Note 5)		545,179,805
Other assets in excess of liabilities 1.0%		5,458,783

NET ASSETS 100.0%		$550,638,588

The following abbreviations are used in the portfolio descriptions:

ADR—American Depositary Receipt

AEX—Amsterdam Exchange

XLON—London Stock Exchange

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,180,408; cash collateral of $1,336,010 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

18

The following is a summary of the inputs used as of July 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$19,545,576	$—
Austria	—	3,711,982	—
Belgium	308,406	10,660,314	—
Brazil	1,284,744	—	—
Canada	5,007,238	—	—
China	—	1,635,052	—
Denmark	—	5,356,596	—
Finland	—	7,040,581	—
France	963,106	46,339,239	—
Germany	—	41,153,666	—
Hong Kong	2,143,668	5,417,401	—
Ireland	2,682,763	8,697,664	—
Israel	9,310,278	4,555,545	—
Italy	—	9,002,762	—
Japan	—	125,198,145	—
Liechtenstein	277,740	—	—
Netherlands	—	25,181,618	—
New Zealand	—	1,438,026	—
Norway	—	9,033,083	—
Philippines	—	2,261,858	—
Portugal	—	666,145	—
Singapore	—	4,312,179	—
South Africa	—	1,721,168	—
Spain	—	9,621,027	—
Sweden	—	18,952,757	—
Switzerland	257,569	36,906,849	—
Taiwan	3,323,133	—	—
Thailand	1,171,301	—	—
Turkey	—	2,195,892	—
United Kingdom	2,577,861	100,542,558	—
United States	2,197,575	—	—
Affiliated Money Market Mutual Fund	12,526,740	—	—

Total	$44,032,122	$501,147,683	$—

See Notes to Financial Statements.

Target International Equity Portfolio	19

Portfolio of Investments

as of July 31, 2015 continued

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2015 were as follows (Unaudited):

Banks	12.5%
Insurance	8.7
Pharmaceuticals	8.7
Oil, Gas & Consumable Fuels	5.1
Automobiles	3.5
Diversified Telecommunication Services	3.5
Auto Components	3.4
Capital Markets	3.4
Wireless Telecommunication Services	3.2
Food & Staples Retailing	2.9
Food Products	2.5
Media	2.3
Affiliated Money Market Mutual Fund (including 0.2% of collateral for securities on loan)	2.3
Household Durables	2.2
Trading Companies & Distributors	1.8
Aerospace & Defense	1.7
Beverages	1.7
Real Estate Management & Development	1.7
Metals & Mining	1.6
Electric Utilities	1.6
Containers & Packaging	1.6
Tobacco	1.5
Chemicals	1.5
Airlines	1.4
Building Products	1.2
Construction & Engineering	1.1
Multiline Retail	1.1
Semiconductors & Semiconductor Equipment	1.0
Specialty Retail	1.0
IT Services	1.0
Machinery	0.9%
Health Care Providers & Services	0.8
Industrial Conglomerates	0.8
Consumer Finance	0.8
Paper & Forest Products	0.7
Health Care Equipment & Supplies	0.6
Diversified Financial Services	0.6
Multi-Utilities	0.6
Technology Hardware, Storage & Peripherals	0.6
Construction Materials	0.6
Commercial Services & Supplies	0.6
Electrical Equipment	0.6
Hotels, Restaurants & Leisure	0.6
Communications Equipment	0.6
Road & Rail	0.6
Transportation Infrastructure	0.4
Leisure Products	0.3
Electronic Equipment, Instruments & Components	0.3
Real Estate—Developers	0.3
Energy Equipment & Services	0.2
Textiles, Apparel & Luxury Goods	0.2
Marine	0.2
Gas Utilities	0.1
Internet & Catalog Retail	0.1
Health Care Technology	0.1
Distributors	0.1

99.0
Other assets in excess of liabilities	1.0

100.0%

The Portfolio invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are foreign exchange risk and equity risk.

The effect of such derivative instruments on the Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

20

The Portfolio did not hold any derivative instruments as of July 31, 2015, accordingly, no derivative positions were presented in the Statements of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended July 31, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Forward Currency Contracts(2)	Total
Foreign exchange contracts	$—	$1,138,613	$1,138,613
Equity contracts	22,980	—	22,980

Total	$22,980	$1,138,613	$1,161,593

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward Currency Contracts(3)
Foreign exchange contracts	$(598,106)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.
(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.
(3)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

See Notes to Financial Statements.

Target International Equity Portfolio	21

Statement of Assets & Liabilities

as of July 31, 2015

Assets
Investments at value, including securities on loan of $1,180,408:
Unaffiliated investments (cost $497,677,254)	$532,653,065
Affiliated investments (cost $12,526,740)	12,526,740
Foreign currency, at value (cost $5,294,080)	5,187,184
Tax reclaim receivable	1,287,519
Receivable for Trust shares sold	828,553
Receivable for investments sold	474,972
Dividends receivable	188,478

Total assets	553,146,511

Liabilities
Payable to broker for collateral for securities on loan	1,336,010
Payable for investments purchased	349,200
Management fee payable	322,912
Payable for Trust shares reacquired	192,597
Distribution fee payable	123,642
Accrued expenses and other liabilities	116,900
Affiliated transfer agent fee payable	63,927
Deferred trustees’ fees	2,387
Loan interest payable (Note 7)	348

Total liabilities	2,507,923

Net Assets	$550,638,588

Net assets were comprised of:
Shares of beneficial interest, at par	$40,228
Paid-in capital in excess of par	503,408,931

503,449,159
Undistributed net investment income	4,940,746
Accumulated net realized gain on investment and foreign currencies transactions	7,502,022
Net unrealized appreciation on investments and foreign currencies	34,746,661

Net assets, July 31, 2015	$550,638,588

See Notes to Financial Statements.

22

Class Q
Net asset value, offering price and redemption price per share, ($198,409,549 ÷ 14,458,384 shares of beneficial interest issued and outstanding)	$13.72

Class R
Net asset value, offering price and redemption price per share, ($295,375,773 ÷ 21,623,387 shares of beneficial interest issued and outstanding)	$13.66

Class T
Net asset value and redemption price per share, ($56,853,266 ÷ 4,146,604 shares of beneficial interest issued and outstanding)	$13.71

See Notes to Financial Statements.

Target International Equity Portfolio	23

Statement of Operations

Year Ended July 31, 2015

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $1,411,246)	$15,685,753
Affiliated income from securities lending, net	28,076
Affiliated dividend income	23,149

Total income	15,736,978

Expenses
Management fee	3,598,555
Distribution fee—Class R	2,050,529
Transfer agent’s fees and expenses (including affiliated expense of $352,900)	420,000
Custodian and accounting fees	328,000
Shareholders’ reports	94,000
Registration fees	44,000
Audit fee	34,000
Legal fees and expenses	23,000
Trustees’ fees	19,000
Insurance expenses	6,000
Interest expense	621
Miscellaneous	60,951

Total expenses	6,678,656
Less: Distribution fee waiver—Class R	(683,510)

Net expenses	5,995,146

Net investment income	9,741,832

Realized And Unrealized Gain (Loss) On Investment And Foreign Currencies
Net realized gain on:
Investment transactions	29,570,218
Foreign currency transactions	1,663,408

31,233,626

Net change in unrealized appreciation (depreciation) on:
Investments	(26,550,509)
Foreign currencies	(782,829)

(27,333,338)

Net gain on investments and foreign currencies	3,900,288

Net Increase In Net Assets Resulting From Operations	$13,642,120

See Notes to Financial Statements.

24

Statement of Changes in Net Assets

	Year Ended July 31, 2015	Nine Months Ended July 31, 2014	Year Ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income	$9,741,832	$7,750,595	$6,984,177
Net realized gain on investment and foreign currency transactions	31,233,626	8,291,004	12,174,474
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(27,333,338)	(6,894,405)	60,817,098

Net increase in net assets resulting from operations	13,642,120	9,147,194	79,975,749

Dividends and Distributions (Note 1)
Dividends from net investment income:
Class Q	(4,507,741)	(2,853,716)	(3,065,660)
Class R	(5,243,745)	(2,935,682)	(3,008,506)
Class T	(1,510,544)	(1,203,254)	(1,535,049)

	(11,262,030)	(6,992,652)	(7,609,215)

Distributions from net realized gains:
Class Q	(758,360)	—	—
Class R	(1,154,406)	—	—
Class T	(265,245)	—	—

	(2,178,011)	—	—

Trust share transactions (Note 6)
Net proceeds from shares sold	146,883,144	92,099,433	102,407,412
Net asset value of shares issued in reinvestment of dividends and distributions	13,425,919	6,979,844	7,582,919
Cost of shares reacquired	(94,364,257)	(49,641,561)	(84,338,457)

Net increase in net assets from Trust share transactions	65,944,806	49,437,716	25,651,874

Total increase	66,146,885	51,592,258	98,018,408

Net Assets:
Beginning of period	484,491,703	432,899,445	334,881,037

End of period(a)	$550,638,588	$484,491,703	$432,899,445

(a) Includes undistributed net investment income of:	$4,940,746	$6,460,944	$5,703,001

See Notes to Financial Statements.

Target International Equity Portfolio	25

Notes to Financial Statements

The Target Portfolio Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of four series: Prudential Corporate Bond Fund (formerly known as the Target Mortgage Backed Portfolio), Prudential Core Bond Fund (formerly known as Target Intermediate Bond Portfolio), Target International Equity Portfolio (the “Portfolio”) and Prudential Small-Cap Value Fund (formerly known as Target Small Capitalization Portfolio). These financial statements relate to Target International Equity Portfolio. The financial statements of the other series are not presented herein.

The investment objective for the Portfolio is capital appreciation.

Note 1. Accounting Policies

The Portfolio follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Portfolio consistently follow such policies in the preparation of their financial statements.

Securities Valuation: The Portfolio holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

26

Various inputs determine how the Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the tables following each Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory Notes (“P-notes”) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and

Target International Equity Portfolio	27

Notes to Financial Statements

continued

reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

28

The Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at period end. Similarly, the Portfolio does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies and forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Forward Foreign Currency Contracts: A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Portfolio may enter into forward foreign currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currency transactions. Gains or losses are realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Target International Equity Portfolio	29

Notes to Financial Statements

continued

Master Netting Arrangements: The Portfolio is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a sub-adviser may have negotiated and entered into on behalf of the Portfolio. For a multi-sleeve Portfolio, different sub-advisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives under the FASB Accounting Standards Update (“ASU”) 2013-01 disclosure. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

Warrants and Rights: The Portfolio may hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolio until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures.

Securities Lending: The Portfolio may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities using the collateral in the open market. The Portfolio recognizes income, net of any rebate and securities

30

lending agent fees, for lending its securities, and any interest on the investment of any cash received as collateral. The Portfolio also continues to receive interest and dividends or amounts equivalent thereto on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount of debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management, that may differ from actual. The Trust’s expenses are allocated to the respective Portfolio on the basis of relative net assets except for expenses that are charged directly at the Portfolio or class level.

Net investment income or loss (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class), and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Portfolio declares and pays a dividend from net investment income, if any, at least annually. The Portfolio declares and pays its net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on ex-dividend date. Permanent book/ tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital, in excess of par, as appropriate.

Taxes: It is the Portfolio’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign interest and dividends are recorded net of reclaimable amounts, at the time the related income is earned.

The Portfolio has a tax year end of October 31st.

Target International Equity Portfolio	31

Notes to Financial Statements

continued

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Portfolio’s manager is Prudential Investments LLC (“PI”). PI manages the investment operations of the Portfolio, administers the Portfolio’s affairs and is responsible for the selection, subject to review and approval of the Trustees, of the sub-advisers. PI supervises the sub-advisers’ performance of advisory services and makes recommendations to the Trustees as to whether the sub-advisers’ contracts should be renewed, modified or terminated. PI pays for the costs pursuant to the advisory agreements, the cost of compensation of officers of the Portfolio, occupancy and certain clerical and accounting costs of the Portfolio. The Portfolio bears all other costs and expenses.

PI has entered into subadvisory agreement with LSV Asset Management (“LSV”) and Lazard Asset Management LLC who replaced Thornburg Investment Management, Inc., effective October 28, 2014. The sub-advisers each furnished investment advisory services in connection with the management of the Portfolio. Each of the sub-advisers of the International Equity Portfolio manages a portion of the assets of the Portfolio. In general, in order to maintain a division of assets between the advisers as deemed appropriate by PI, all daily cash inflows (i.e., subscriptions and reinvested distributions) and outflows (i.e., redemptions and expense items) are divided between the sub-advisers, as PI deems appropriate. In order to maintain an approximate allocation between the sub-advisers in the ratio deemed appropriate by PI, a periodic rebalancing of each sub-adviser’s share of Portfolio assets may occur to account for market fluctuations.

The management fee payable to PI is accrued daily and paid monthly, at an annual rate of .70% of the Portfolio’s average daily net assets. The effective management fee rate was .70% for the year ended July 31, 2015.

The Portfolio has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class Q, Class R and Class T shares of the Portfolio. The Portfolio compensates PIMS for distributing and servicing the Portfolio’s Class R shares, pursuant to the plan of distribution (the “Class R Plan”),

32

regardless of expenses actually incurred by PIMS. The distribution fee is accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class T shares of the Portfolio.

Pursuant to the Class R Plan, the Portfolio compensates PIMS for distribution related activities at an annual rate of up to 0.75% of the average daily net assets of the Class R shares. For the year ended July 31, 2015, PIMS has contractually agreed to limit such fees to 0.50% of the average daily net assets of the Class R shares through November 30, 2015.

PI is an indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Portfolio’s transfer agent. Transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to non-affiliates where applicable.

PIM is the Portfolio’s securities lending agent. Earnings from securities lending are disclosed on the Statement of Operations as “Affiliated income from securities lending, net.” For the year ended July 31, 2015, PIM was compensated $8,387 for these services.

The Portfolio invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), the Portfolio of the Prudential Investment Portfolio 2, registered under the 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income.”

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments and U.S. Government securities for the year ended July 31, 2015, were $393,648,740 and $326,312,062, respectively.

Note 5. Distributions and Tax Information

The Portfolio has a tax year end of October 31st.

For the tax years ended October 31, 2014 and October 31, 2013, the tax character of dividends paid by the Portfolio were $6,992,652 and $7,609,215 of ordinary income, respectively.

Target International Equity Portfolio	33

Notes to Financial Statements

continued

As of the latest tax year ended October 31, 2014, the accumulated undistributed earnings on a tax basis were $11,464,397 of ordinary income and $1,055,336 of long-term capital gains.

The United States federal income tax basis of the Portfolio’s investments and the net unrealized appreciation as of July 31, 2015 were as follows:

Tax Basis	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$511,258,553	$75,232,546	$(41,311,294)	$33,921,252

The difference between book basis and tax basis were primarily attributable to deferred losses on wash sales and investments in passive foreign investment companies.

The Portfolio utilized approximately $28,934,000 of its capital loss carryforward to offset net taxable gains realized in the tax year ended October 31, 2014.

Management has analyzed the Portfolio’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolio’s financial statements for the current reporting period. The Portfolio’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of July 31, 2015, Prudential owned 88 Class Q shares of the Portfolio.

34

Transactions in shares of beneficial interest were as follows:

Class Q	Shares	Amount
Year ended July 31, 2015:
Shares sold	2,935,426	$38,785,228
Shares issued in reinvestment of dividends and distributions	410,772	5,266,101
Shares reacquired	(1,051,330)	(13,972,022)

Net increase (decrease) in shares outstanding	2,294,868	$30,079,307

Nine months ended July 31, 2014:
Shares sold	1,392,012	$19,186,040
Shares issued in reinvestment of dividends and distributions	215,537	2,853,716
Shares reacquired	(302,593)	(4,168,378)

Net increase (decrease) in shares outstanding	1,304,956	$17,871,378

Year ended October 31, 2013:
Shares sold	1,344,682	$16,686,727
Shares issued in reinvestment of dividends and distributions	263,373	3,065,660
Shares reacquired	(1,308,008)	(16,441,113)

Net increase (decrease) in shares outstanding	300,047	$3,311,274

Class R
Year ended July 31, 2015:
Shares sold	7,932,820	$104,822,916
Shares issued in reinvestment of dividends and distributions	499,464	6,398,152
Shares reacquired	(5,133,101)	(68,280,609)

Net increase (decrease) in shares outstanding	3,299,183	$42,940,459

Nine months ended July 31, 2014:
Shares sold	5,060,946	$69,540,605
Shares issued in reinvestment of dividends and distributions	221,896	2,935,682
Shares reacquired	(2,683,311)	(37,025,127)

Net increase (decrease) in shares outstanding	2,599,531	$35,451,160

Year ended October 31, 2013:
Shares sold	6,394,524	$79,080,586
Shares issued in reinvestment of dividends and distributions	258,463	3,008,506
Shares reacquired	(4,031,434)	(50,251,263)

Net increase (decrease) in shares outstanding	2,621,553	$31,837,829

Target International Equity Portfolio	35

Notes to Financial Statements

continued

Class T	Shares	Amount
Year ended July 31, 2015:
Shares sold	246,318	$3,275,000
Shares issued in reinvestment of dividends and distributions	137,416	1,761,666
Shares reacquired	(917,704)	(12,111,626)

Net increase (decrease) in shares outstanding	(533,970)	$(7,074,960)

Nine months ended July 31, 2014:
Shares sold	245,365	$3,372,788
Shares issued in reinvestment of dividends and distributions	89,913	1,190,446
Shares reacquired	(613,177)	(8,448,056)

Net increase (decrease) in shares outstanding	(277,899)	$(3,884,822)

Year ended October 31, 2013:
Shares sold	540,350	$6,640,099
Shares issued in reinvestment of dividends and distributions	129,618	1,508,753
Shares reacquired	(1,447,300)	(17,646,081)

Net increase (decrease) in shares outstanding	(777,332)	$(9,497,229)

Note 7. Borrowings

The Trust, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 9, 2014 through October 8, 2015. The Funds pay an annualized commitment fee of .075% of the unused portion of the SCA. Prior to October 9, 2014, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .08% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Portfolio utilized the SCA during the year ended July 31, 2015. The average daily balance for the 15 days that the Portfolio had loans outstanding during the period was approximately $1,040,400, borrowed at a weighted average interest rate of 1.43%. The maximum amount of loan outstanding during the period was $1,473,000. At July 31, 2015, the Portfolio did not have an outstanding loan amount.

36

Note 8. New Accounting Pronouncement

In May 2015, the FASB issued ASU No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

Target International Equity Portfolio	37

Financial Highlights

Class Q
	Year Ended July 31,	Nine Months Ended July 31,		Year Ended October 31,		March 1, 2011(b), through October 31,
	2015	2014(e)(g)		2013(e)	2012(e)	2011(e)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.81	$13.77		$11.42	$11.10	$12.56
Income (loss) from investment operations:
Net investment income	.29	.26		.27	.27	.26
Net realized and unrealized gain (loss) on investments	.03	.04		2.37	.32	(1.72)
Total from investment operations	.32	.30		2.64	.59	(1.46)
Less Dividends and Distributions:
Dividends from net investment income	(.35)	(.26)		(.29)	(.27)	-
Distributions from net realized gains	(.06)	-		-	-	-
Total dividends and distributions	(.41)	(.26)		(.29)	(.27)	-
Net asset value, end of period	$13.72	$13.81		$13.77	$11.42	$11.10
Total Return(a):	2.52%	2.26%		23.57%	5.60%	(11.62)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$198,410	$167,988		$149,490	$120,574	$108,378
Average net assets (000)	$181,358	$159,618		$135,226	$110,908	$94,827
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	.82%	.81%	(c)	.82%	.84%	.87%	(c)
Expenses before waivers and/or expense reimbursement	.82%	.81%	(c)	.82%	.84%	.87%	(c)
Net investment income	2.26%	2.55%	(c)	2.15%	2.51%	3.21%	(c)
Portfolio turnover rate	66%	23%	(d)	26%	16%	19%	(d)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Commencement of offering.

(c) Annualized.

(d) Not annualized.

(e) Calculated based upon average shares outstanding during the period.

(f) Does not include expenses of the underlying fund in which the Portfolio invests.

(g) For the nine month period ended July 31, 2014. The Trust changed its fiscal year end from October 31 to July 31, effective July 31, 2014.

See Notes to Financial Statements.

38

Class R
	Year Ended July 31,	Nine Months Ended July 31,		Year Ended October 31,
	2015	2014(b)(f)		2013(b)	2012(b)	2011(b)	2010(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.75	$13.69		$11.36	$11.02	$11.84	$10.78
Income (loss) from investment operations:
Net investment income	.20	.20		.19	.21	.22	.14
Net realized and unrealized gain (loss) on investments	.04	.04		2.36	.32	(.90)	1.00
Total from investment operations	.24	.24		2.55	.53	(.68)	1.14
Less Dividends and Distributions:
Dividends from net investment income	(.27)	(.18)		(.22)	(.19)	(.14)	(.11)
Distributions from net realized gains	(.06)	-		-	-	-	-
Total dividends and distributions	(.33)	(.18)		(.22)	(.19)	(.14)	(.11)
Capital Contributions(g):	-	-		-	-	-	.03
Net asset value, end of period	$13.66	$13.75		$13.69	$11.36	$11.02	$11.84
Total Return(a):	1.88%	1.82%		22.83%	5.01%	(5.84)%	10.93%

Ratios/Supplemental Data:
Net assets, end of period (000)	$295,376	$251,908		$215,215	$148,857	$108,715	$79,234
Average net assets (000)	$273,404	$237,069		$179,681	$125,953	$93,879	$68,032
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.45%	1.42%	(d)	1.44%	1.45%	1.48%	1.54%
Expenses before waivers and/or expense reimbursement	1.70%	1.67%	(d)	1.69%	1.70%	1.73%	1.79%
Net investment income	1.62%	1.97%	(d)	1.53%	1.91%	1.87%	1.29%
Portfolio turnover rate	66%	23%	(e)	26%	16%	19%	41%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based upon average shares outstanding during the period.

(c) Does not include expenses of the underlying fund in which the Portfolio invests.

(d) Annualized.

(e) Not annualized.

(f) For the nine month period ended July 31, 2014. The Trust changed its fiscal year end from October 31 to July 31, effective July 31, 2014.

(g) The Portfolio received payments related to an unaffiliated-third party’s settlement of regulatory proceeds involving allegations of improper trading in Portfolio shares during the fiscal year ended October 31, 2010. The Portfolio was not involved in the proceedings or in the calculation of the amount of the settlement.

See Notes to Financial Statements.

Target International Equity Portfolio	39

Financial Highlights

continued

Class T
	Year Ended July 31,	Nine Months Ended July 31,		Year Ended October 31,
	2015	2014(b)(f)		2013(b)	2012(b)	2011(b)	2010(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.80	$13.75		$11.41	$11.08	$11.90	$10.83
Income (loss) from investment operations:
Net investment income	.29	.25		.25	.26	.30	.19
Net realized and unrealized gain (loss) on investments	.02	.05		2.37	.32	(.93)	1.01
Total from investment operations	.31	.30		2.62	.58	(.63)	1.20
Less Dividends and Distributions:
Dividends from net investment income	(.34)	(.25)		(.28)	(.25)	(.19)	(.16)
Distributions from net realized gains	(.06)	-		-	-	-	-
Total dividends and distributions	(.40)	(.25)		(.28)	(.25)	(.19)	(.16)
Capital Contributions(g):	-	-		-	-	-	.03
Net asset value, end of period	$13.71	$13.80		$13.75	$11.41	$11.08	$11.90
Total Return(a):	2.41%	2.22%		23.39%	5.52%	(5.36)%	11.45%

Ratios/Supplemental Data:
Net assets, end of period (000)	$56,853	$64,595		$68,194	$65,450	$74,592	$98,978
Average net assets (000)	$59,317	$67,125		$65,268	$67,572	$112,082	$106,108
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.95%	.92%	(d)	.94%	.95%	.98%	1.04%
Expenses before waivers and/or expense reimbursement	.95%	.92%	(d)	.94%	.95%	.98%	1.04%
Net investment income	2.06%	2.41%	(d)	2.02%	2.39%	2.47%	1.75%
Portfolio turnover rate	66%	23%	(e)	26%	16%	19%	41%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based upon average shares outstanding during the period.

(c) Does not include expenses of the underlying fund in which the Portfolio invests.

(d) Annualized.

(e) Not annualized.

(f) For the nine month period ended July 31, 2014. The Trust changed its fiscal year end from October 31 to July 31, effective July 31, 2014.

(g) The Portfolio received payments related to an unaffiliated-third party’s settlement of regulatory proceeds involving allegations of improper trading in Portfolio shares during the fiscal year ended October 31, 2010. The Portfolio was not involved in the proceedings or in the calculation of the amount of the settlement.

See Notes to Financial Statements.

40

Report of Independent Registered Public

Accounting Firm

The Board of Trustees and Shareholders

The Target Portfolio Trust:

We have audited the accompanying statement of assets and liabilities of the Target International Equity Portfolio (hereafter referred to as the “Fund”), a series of the Target Portfolio Trust, including the portfolio of investments, as of July 31, 2015, and the related statements of operations for the year then ended, the statement of changes in net assets for the year then ended, the nine-month period ended July 31, 2014, and the year ended October 31, 2013 and the financial highlights for the year then ended, for the nine-month period ended July 31, 2014 and for each of the years in the four-year period ended, October 31, 2013. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2015, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of July 31, 2015, and the results of its operations, the changes in its net assets, and the financial highlights for each of the years or periods described in the above paragraph, in conformity with U.S. generally accepted accounting principles.

New York, New York

September 17, 2015

Target International Equity Portfolio	41

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS

(Unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Ellen S. Alberding (57) Board Member Portfolios Overseen: 66	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (since 2011); Trustee, Skills for America’s Future (national initiative to connect employers to community colleges) (since 2011); Trustee, National Park Foundation (charitable foundation for national park system) (since 2009); Trustee, Economic Club of Chicago (since 2009).	None.
Kevin J. Bannon (63) Board Member Portfolios Overseen: 66	Managing Director (April 2008-May 2015) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).
Linda W. Bynoe (63) Board Member Portfolios Overseen: 66	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).	Director of Simon Property Group, Inc. (retail real estate) (May 2003-May 2012); Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).

Target International Equity Portfolio

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Keith F. Hartstein (58) Board Member Portfolios Overseen: 66	Retired; Member (since November 2014) of the Governing Council of the Independent Directors Council (organization of independent mutual fund directors); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.
Michael S. Hyland, CFA (69) Board Member Portfolios Overseen: 66	Retired (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.
Richard A. Redeker (72) Board Member & Independent Chair Portfolios Overseen: 66	Retired Mutual Fund Senior Executive (47 years); Management Consultant; Director, Mutual Fund Directors Forum (since 2014); Independent Directors Council (organization of independent mutual fund directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.	None.
Stephen G. Stoneburn (72) Board Member Portfolios Overseen: 66	Chairman (since July 2011), President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc. (1975-1989).	None.

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Interested Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Stuart S. Parker (52) Board Member & President Portfolios Overseen: 66	President of Prudential Investments LLC (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of Prudential Investments LLC (June 2005-December 2011).	None.
Scott E. Benjamin (42) Board Member & Vice President Portfolios Overseen: 66	Executive Vice President (since June 2009) of Prudential Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, Prudential Investments (since February 2006); Vice President of Product Development and Product Management, Prudential Investments (2003-2006).	None.
Grace C. Torres* (56) Board Member Portfolios Overseen: 64	Retired; formerly Treasurer and Principal Financial and Accounting Officer of the Prudential Investments Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of Prudential Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.	Director (since July 2015) of Sun Bancorp, Inc. N.A.

*	Note: Prior to her retirement in 2014, Ms. Torres was employed by Prudential Investments LLC. Due to her prior employment, she is considered to be an “interested person” under the 1940 Act. Ms. Torres is a non-management Interested Board Member.

(1)	The year that each individual joined the Board is as follows:

Ellen S. Alberding, 2013; Kevin J. Bannon, 2008; Linda W. Bynoe, 2005; Keith F. Hartstein, 2013; Michael S. Hyland, 2008; Richard A. Redeker, 2003; Stephen G. Stoneburn, 1999; Grace C. Torres, 2014; Stuart S. Parker, Board Member and President since 2012; Scott E. Benjamin, Board Member since 2010 and Vice President since 2009.

Target International Equity Portfolio

Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Raymond A. O’Hara (59) Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of Prudential Investments LLC (since June 2012); Chief Legal Officer of Prudential Mutual Fund Services LLC (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988-August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).	Since 2012
Chad A. Earnst (39) Chief Compliance Officer	Chief Compliance Officer (September 2014-Present) of Prudential Investments LLC; Chief Compliance Officer (September 2014-Present) of the Prudential Investments Funds, Target Funds, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., Prudential Global Short Duration High Yield Income Fund, Inc., Prudential Short Duration High Yield Fund, Inc. and Prudential Jennison MLP Income Fund, Inc.; formerly Assistant Director (March 2010-August 2014) of the Asset Management Unit, Division of Enforcement, US Securities & Exchange Commission; Assistant Regional Director (January 2010-August 2014), Branch Chief (June 2006-December 2009) and Senior Counsel (April 2003-May 2006) of the Miami Regional Office, Division of Enforcement, US Securities & Exchange Commission.	Since 2014
Deborah A. Docs (57) Secretary	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of Prudential Investments LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2004
Jonathan D. Shain (56) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of Prudential Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2005

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Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Claudia DiGiacomo (40) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of Prudential Investments LLC (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since 2005
Andrew R. French (52) Assistant Secretary	Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of Prudential Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since 2006
Amanda S. Ryan (37) Assistant Secretary	Director and Corporate Counsel (since March 2012) of Prudential; Director and Assistant Secretary (since June 2012) of Prudential Investments LLC; Associate at Ropes & Gray LLP (2008-2012).	Since 2012
Theresa C. Thompson (52) Deputy Chief Compliance Officer	Vice President, Compliance, Prudential Investments LLC (since April 2004); and Director, Compliance, Prudential Investments LLC (2001-2004).	Since 2008
Richard W. Kinville (46) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2005) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2007); formerly Investigator and Supervisor in the Special Investigations Unit for the New York Central Mutual Fire Insurance Company (August 1994-January 1999); Investigator in AXA Financial’s Internal Audit Department and Manager in AXA’s Anti-Money Laundering Office (January 1999-January 2005); first chair of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (June 2007-December 2009).	Since 2011
M. Sadiq Peshimam (51) Treasurer and Principal Financial and Accounting Officer	Vice President (since 2005) of Prudential Investments LLC; formerly Assistant Treasurer of funds in the Prudential Mutual Fund Complex (2006-2014).	Since 2006
Peter Parrella (56) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).	Since 2007
Lana Lomuti (48) Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within Prudential Mutual Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since 2014
Linda McMullin (53) Assistant Treasurer	Vice President (since 2011) and Director (2008-2011) within Prudential Mutual Fund Administration.	Since 2014
Kelly A. Coyne (46) Assistant Treasurer	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010).	Since 2015

Target International Equity Portfolio

(a)	Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

•	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with Prudential Investments LLC and/or an affiliate of Prudential Investments LLC.

•	Unless otherwise noted, the address of all Board Members and Officers is c/o Prudential Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4077.

•	There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

•	“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

•	“Portfolios Overseen” includes all investment companies managed by Prudential Investments LLC. The investment companies for which Prudential Investments LLC serves as manager include the Prudential Investments Mutual Funds, The Prudential Variable Contract Accounts, Target Mutual Funds, Prudential Short Duration High Yield Fund, Inc., Prudential Global Short Duration High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

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Approval of Advisory Agreements

The Portfolio’s Board of Trustees

The Board of Trustees (the “Board”) of the Target International Equity Portfolio (the “Fund”)1 consists of ten individuals, seven of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreements with each of LSV Asset Management (“LSV”) and Lazard Asset Management LLC (“Lazard”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 9-11, 2015 and approved the renewal of the agreements through July 31, 2016, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI and each of LSV and Lazard. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI and the subadvisers, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations,

[1]	Target International Equity Portfolio is a series of The Target Portfolio Trust.

Target International Equity Portfolio

Approval of Advisory Agreements (continued)

the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 9-11, 2015.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and each of LSV and Lazard, which serve as the Fund’s subadvisers pursuant to the terms of subadvisory agreements with PI, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI, LSV and Lazard. The Board considered the services provided by PI, including but not limited to the oversight of the subadvisers for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadvisers, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and interested Trustees of the Fund who are not part of Fund management. The Board also considered the investment subadvisory services provided by LSV and Lazard, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadvisers, as well as PI’s recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board considered the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund, LSV and Lazard, and also considered the qualifications, backgrounds and responsibilities of the LSV and Lazard portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s, LSV’s and Lazard’s organizational structures, senior management, investment operations, and other relevant information pertaining to each of PI, LSV and Lazard. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to each of PI, LSV and Lazard.

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The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by LSV and Lazard, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI, LSV and Lazard under the management and subadvisory agreements.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PI in relation to the services rendered was not unreasonable.

The Board noted that the Fund’s subadvisers were not affiliated with PI, and concluded that the level of profitability of a subadviser not affiliated with PI may not be as significant as PI’s profitability given the arm’s length nature of the process by which the subadvisory fee rates were negotiated by PI and the unaffiliated subadvisers, as well as the fact that PI compensates each subadviser out of its management fee.

Economies of Scale

PI and the Board previously retained an outside business consulting firm to review management fee breakpoint usage and trends in management fees across the mutual fund industry. The consulting firm presented its analysis and conclusions as to the Funds’ management fee structures to the Board and PI. The Board and PI have discussed these conclusions extensively since that presentation.

The Board received and discussed information concerning economies of scale that PI may realize as the Fund’s assets grow beyond current levels. The Board considered information provided by PI regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PI’s investment in the Fund over time. The Board noted that economies of scale, if any, may be shared with the Fund in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment.

Target International Equity Portfolio

Approval of Advisory Agreements (continued)

The Board considered PI’s assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PI, LSV and Lazard

The Board considered potential ancillary benefits that might be received by PI, LSV and Lazard and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Fund’s securities lending agent, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), benefits to its reputation as well as other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by LSV and Lazard included their ability to use soft dollar credits, brokerage commissions received by affiliates of LSV and Lazard, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PI, LSV and Lazard were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2014.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended July 31, 2014. The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe (a custom blend of the Lipper International Multi-Cap Core funds and International Large-Cap Core Funds

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Performance Universes)2 and the Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	3rd Quartile	3rd Quartile	2nd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its benchmark index over the five- and ten-year periods, although it underperformed over the other periods.
•	The Board considered that Lazard had replaced a previous subadviser in October 2014, and therefore the Fund’s historical performance was not attributable to Lazard.
•	The Board considered that during the first quarter of 2015, the Fund’s performance had improved, with the Fund ranked in the second quartile of its Peer Universe and outperforming its benchmark index.
•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to continue to monitor the Fund’s performance and to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

[2]

Although Lipper classifies the Fund in its International Multi-Cap Core Funds Performance Universe, the custom blend was utilized for performance comparisons, because PI believes that the funds included in this custom blend provide a more appropriate basis for fund performance comparisons

Target International Equity Portfolio

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees has delegated to the Portfolio’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Portfolio. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Portfolio’s website and on the Securities and Exchange Commission’s website at www.sec.gov.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Deborah A. Docs, Secretary • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISERS	Lazard Asset Management LLC	30 Rockefeller Plaza 57th Floor New York, NY 10112

	LSV Asset Management	155 North Wacker Drive Suite 4600 Chicago, IL 60606

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Portfolio carefully before investing. The prospectus and summary prospectus contain this and other information about the Portfolio. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Target International Equity Portfolio, Prudential Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Portfolio’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Portfolio’s schedule of portfolio holdings is also available on the Portfolio’s website as of the end of each month.

The Portfolio’s Statement of Additional Information contains additional information about the Portfolio’s Trustees and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

TARGET INTERNATIONAL EQUITY PORTFOLIO

SHARE CLASS	Q	R	T
NASDAQ	TIEQX	TEQRX	TAIEX
CUSIP	875921793	875921827	875921504

TMF158E    0282248-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL CORPORATE BOND FUND

(formerly known as the Target Mortgage-Backed Securities Portfolio)

ANNUAL REPORT • JULY 31, 2015

Objective

High current income consistent with the preservation of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s securities are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). Prudential Fixed Income is a unit of Prudential Investment Management, Inc. (PIM), a registered investment adviser. PIMS and PIM are Prudential Financial companies. © 2015 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

September 15, 2015

Dear Shareholder:

We hope you find the annual report for the Prudential Corporate Bond Fund, formerly the Target Mortgage-Backed Securities Portfolio, informative and useful. The report covers performance for the 12-month period that ended July 31, 2015. On May 28, 2015, Prudential Investment Management, Inc. became the Fund’s new investment subadviser. Since the Fund was repositioned later in the reporting period, its performance is also based on the investment strategies of its previous subadviser.

As always, Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Corporate Bond Fund

Prudential Corporate Bond Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 7/31/15
	One Year	Five Years	Ten Years	Since Inception
Class A	N/A	N/A	N/A	–1.19% (5/28/15)
Class C	N/A	N/A	N/A	–1.41 (5/28/15)
Class Q	N/A	N/A	N/A	–1.25 (5/28/15)
Class R	N/A	N/A	N/A	–1.32 (5/28/15)
Class Z†	1.83%	16.54%	60.65%	—
Barclays US Credit Bond Index	1.61	25.61	67.47	—
Barclays US Mortgage-Backed Securities Index*	3.54	15.06	57.93	—
Lipper Corporate Debt Funds BBB-Rated Average	1.42	26.67	65.41	—

Average Annual Total Returns (With Sales Charges) as of 6/30/15
	One Year	Five Years	Ten Years	Since Inception
Class A	N/A	N/A	N/A	N/A (5/28/15)
Class C	N/A	N/A	N/A	N/A (5/28/15)
Class Q	N/A	N/A	N/A	N/A (5/28/15)
Class R	N/A	N/A	N/A	N/A (5/28/15)
Class Z†	0.93%	3.27%	4.77%	—
Barclays US Credit Bond Index	0.93	4.93	5.12	—
Barclays US Mortgage-Backed Securities Index*	2.28	2.89	4.56	—
Lipper Corporate Debt Funds BBB-Rated Average	0.55	5.09	5.02	—

*The Fund adopted new investment policies and strategies earlier this year. As a result, the Fund no longer utilizes the Barclays US Mortgage-Backed Securities Index for Fund performance comparisons.

†Class Z shares were formerly known as Class T shares.

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Average Annual Total Returns (With Sales Charges) as of 7/31/15
	One Year	Five Years	Ten Years	Since Inception
Class A	N/A	N/A	N/A	N/A (5/28/15)
Class C	N/A	N/A	N/A	N/A (5/28/15)
Class Q	N/A	N/A	N/A	N/A (5/28/15)
Class R	N/A	N/A	N/A	N/A (5/28/15)
Class Z	1.83%	3.11%	4.85%	—

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Corporate Bond Fund (Class Z) with a similar investment in the Barclays US Mortgage-Backed Securities Index, and the Barclays US Credit Bond Index by portraying the initial account values at the beginning of the 10-year period (July 31, 2005) and the account values at the end of the current fiscal year (July 31, 2015), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. The line graph provides information for Class Z shares only. As indicated in the tables provided earlier, performance for Class A, Class C, Class Q, and Class R shares will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an

Prudential Corporate Bond Fund	3

Your Fund’s Performance (continued)

individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described in the table below.

	Class A	Class C	Class Q	Class R	Class Z
Maximum initial sales charge	4.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more within 12 months of purchase	1% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.25%	1.00%	None	.75% (.50% currently)	None

Benchmark Definitions

Barclays US Credit Bond Index

The Barclays US Credit Bond Index measures the performance of investment-grade corporate debt and agency bonds that are dollar denominated and have a remaining maturity greater than one year. The cumulative total return for the Barclays US Credit Bond Index measured from the month-end closest to the inception date for Class A, Class C, Class Q, and Class R through 7/31/15 is –1.13%. Class A, C, Q, and R shares have been in existence for less than one year and have no average annual total return performance information available.

Barclays US Mortgage-Backed Securities Index

The Barclays US Mortgage-Backed Securities Index is an unmanaged, market capitalization-weighted index of 15- and 30-year fixed-rate securities backed by GNMA, FNMA, and FHLMC mortgage pools, and balloon mortgages with fixed-rate coupons. The cumulative total return for the Barclays US Mortgage-Backed Securities Index measured from the month-end closest to the inception date for Class A, Class C, Class Q, and Class R shares through 7/31/15 is –0.14%. Class A, C, Q, and R shares have been in existence for less than one year and have no average annual total return performance information available.

Lipper Corporate Debt Funds BBB-Rated Average

The Lipper Corporate Debt Funds BBB-Rated Funds invest at least 65% of their assets in corporate and government debt issues rated in the top four grades. The cumulative total return for the Lipper Corporate Debt

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Funds BBB-Rated Average measured from the month-end closest to the inception date for Class A, Class C, Class Q, and Class R through 7/31/15 is –1.18%. Class A, C, Q, and R shares have been in existence for less than one year and have no average annual total return performance information available.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Averages reflect the deduction of operating expenses, but not sales charges or taxes.

Distributions and Yields as of 7/31/15
	Total Distributions Paid for 12 Months	30-Day SEC Yield	30-Day Unsubsidized SEC Yield
Class A	$0.05	2.58%	1.30%
Class C	0.04	1.84	0.61
Class Q	0.05	2.84	1.65
Class R	0.05	2.36	0.76
Class Z	0.13	2.85	1.60

Credit Quality expressed as a percentage of total investments as of 7/31/15
AAA	8.1%
AA	9.6
A	36.5
BBB	36.8
BB	7.5
Not Rated*	0.0
Cash/Cash Equivalents	1.5
Total Investments	100.0%

*Less than 0.05%.

Source: PIM

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), Standard & Poor’s (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. The Not Rated category consists of securities that have not been rated by a nationally recognized statistical rating organization. Credit ratings are subject to change.

Prudential Corporate Bond Fund	5

Strategy and Performance Overview

How did the Fund perform?

The Prudential Corporate Bond Fund’s Class Z shares returned 1.83% for the 12 months ended July 31, 2015. This compares with the 1.61% return of the Barclays US Credit Bond Index (the Index) during the same period and the 1.42% return of the Lipper Corporate Debt Funds BBB-Rated Average.

On May 28, 2015, the Fund adopted new investment policies and investment strategies and changed its name to reflect its new investment policies and strategies. As a result, the majority of the return for the reporting period is based on the performance of the strategy of the Fund prior to its adoption of the new investment policies and investment strategies.

What were conditions like in the corporate bond market?

During the reporting period, the corporate bond market was fixated on signs of a global economic slowdown, particularly in China, and associated weakness in commodity prices and declining energy prices. In addition, US corporate bonds were weighed down by heavy new issuance. Most of the increase in new issuance was from industrial companies seeking to issue debt ahead of the Federal Reserve’s (the Fed) first rate hike in nine years, which was expected later in 2015, as well as from companies funding shareholder buybacks and merger and acquisition activities.

What strategies proved most beneficial to the Fund’s performance during the period between May 28, 2015 and July 31, 2015?

•	Security selection in investment-grade corporate bonds contributed positively to performance, highlighted by the Fund’s positioning in the banking, metals and mining, and telecommunications sectors.

•

In individual security selection, the Fund benefited from its overweights relative to the Index in home improvement retailer Home Depot, electric utility Duke Energy, investment banking firm Goldman Sachs, and telecommunication services company Verizon Communications.

•	An underweight in emerging markets added to performance.

•

With regard to sector allocation, underweight positions in the health care insurance sector and overweight positions in the life insurance and property and casualty insurance sectors bolstered returns.

What strategies detracted most from the Fund’s performance during the period between May 28, 2015 and July 31, 2015?

The Fund’s overall sector allocation hurt performance, with an overweight in investment-grade corporate bonds, detracting the most. Duration measures the

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sensitivity of the price (the value of principal) of a bond to a change in interest rates. An overweight in commercial mortgage-backed securities also dampened returns.

•	With regard to sector allocation, overweight positions in the metals and mining and midstream energy sectors, as well as an underweight in the consumer sector, hampered performance.

•	Security selection within the midstream energy, finance, health care, and pharmaceutical sectors was negative.

•

In individual security selection, the Fund’s overweight positions in midstream energy companies, including Williams Companies, Phillips 66, EnLink Midstream Partners, and Enterprise GP Holdings, detracted from returns.

How did the Fund perform prior to May 28, 2015?

Before May 28, 2015, the Fund’s former subadviser, Wellington Management Company, LLP, recorded generally positive returns. The following is a summary of the main factors that affected the Fund’s performance versus the Barclays US Mortgage Backed Securities Index (the Fund’s former benchmark).

•

The Fund benefited most from its overweight relative to the Barclays US Mortgage Backed Securities Index in 30-year Government National Mortgage Association securities (GNMAs), especially those with 3% and 4% coupons. In late 2014, 30-year GNMAs underperformed conventional mortgage-backed securities (Fannie Mae and Freddie Mac) due to Fed buying activity. The underperformance continued into early 2015 on the announcement that the Federal Housing Administration would reduce annual mortgage insurance premiums, which increased GNMA prepayment speeds and supply.

•

Exposure to asset-backed securities (ABS) and agency collateralized mortgage obligations also added to returns. Within ABS, collateralized loan obligations were a primary contributor as spreads generally tightened.

•

These positive contributions were partially offset by duration and yield curve positioning. The Fund held a tactical duration positioning, which detracted from results amid volatility in interest rates. In 2015, the Fund was hurt by a yield curve flattener; as short-term rates fell and longer-term rates rose, the yield curve steepened.

Did the Fund use derivatives and how did they affect performance?

Before May 28, 2015, the prior subadviser used interest rate futures and options to tactically manage exposure to interest rate risk. The Fund’s exposure to derivatives was a slight detractor from performance versus the Barclays US Mortgage Backed Securities Index.

Prudential Corporate Bond Fund	7

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on February 1, 2015, at the beginning of the period, and held through the six-month period ended July 31, 2015. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following pages provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following pages. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account

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balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Corporate Bond Fund		Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual**	$1,000.00	$ 988.10	0.98%	$1.73
	Hypothetical	$1,000.00	$1,019.93	0.98%	$4.91

Class C	Actual**	$1,000.00	$ 985.90	1.87%	$3.31
	Hypothetical	$1,000.00	$1,015.52	1.87%	$9.35

Class Q	Actual**	$1,000.00	$ 987.50	0.87%	$1.54
	Hypothetical	$1,000.00	$1,020.48	0.87%	$4.36

Class R	Actual**	$1,000.00	$ 986.80	1.36%	$2.41
	Hypothetical	$1,000.00	$1,018.05	1.36%	$6.80

Class Z	Actual	$1,000.00	$ 986.30	0.84%	$4.14
	Hypothetical	$1,000.00	$1,020.63	0.84%	$4.21

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended July 31, 2015, and divided by the 365 days in the Fund’s fiscal year ended July 31, 2015 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**“Actual” expenses are calculated using the 65 day period ended July 31, 2015 due to the Class’s inception date of May 28, 2015.

Prudential Corporate Bond Fund	9

Fees and Expenses (continued)

The Fund’s annualized expense ratios for the 12-month period ended July 31, 2015, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	2.23%	0.98%
C	2.97	1.87
Q	1.88	0.87
R	2.77	1.36
Z	1.10	0.91

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

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Portfolio of Investments

as of July 31, 2015

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS 97.3%

ASSET-BACKED SECURITIES 3.5%

Collateralized Loan Obligations
Magnetite CLO VI Ltd. (Cayman Islands), Series 2012-6A, Class BR, 144A	2.135%(a)	09/15/23	1,000	$1,001,718
Neuberger Berman CLO XVI Ltd. (Cayman Islands), Series 2014-16A, Class A1, 144A	1.759(a)	04/15/26	550	547,035

TOTAL ASSET-BACKED SECURITIES (cost $1,549,892)				1,548,753

COMMERCIAL MORTGAGE-BACKED SECURITIES 6.7%
Fannie Mae-Aces, Series 2015-M1, Class AB2	2.465	09/25/24	1,000	971,770
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A1A	5.335	11/15/38	954	995,534
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3	3.451	07/15/50	1,000	1,019,220

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $2,993,458)				2,986,524

CORPORATE BONDS 82.6%

Aerospace & Defense 1.1%
Precision Castparts Corp., Sr. Unsec’d. Notes	2.250	06/15/20	500	500,369

Air Freight & Logistics 1.0%
FedEx Corp., Gtd. Notes	4.500	02/01/65	500	447,198

Banks 12.5%
Bank of America Corp., Sr. Unsec’d. Notes	2.600	01/15/19	750	759,058
Series V, Jr. Sub. Notes	5.125(a)	12/29/49	500	490,625
Bank of Nova Scotia (The) (Canada), Sr. Unsec’d. Notes	1.700	06/11/18	500	500,055
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	2.875	06/08/20	805	802,301
Citigroup, Inc., Sr. Unsec’d. Notes	3.300	04/27/25	1,200	1,159,766
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes, 144A	3.750	03/26/25	800	779,619
JPMorgan Chase & Co., Jr. Sub. Notes	7.900(a)	04/29/49	500	527,500
Lloyds Bank PLC (United Kingdom), Gtd. Notes	3.500	05/14/25	500	495,015

				5,513,939

See Notes to Financial Statements.

Prudential Corporate Bond Fund	11

Portfolio of Investments

as of July 31, 2015 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Biotechnology 1.1%
Amgen, Inc., Sr. Unsec’d. Notes	3.125%	05/01/25	500	$475,416

Building Products 1.5%
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $425,000; purchased 05/29/15)(b)(c)	6.750	05/01/21	400	420,000
Fortune Brands Home & Security, Inc., Sr. Unsec’d. Notes	3.000	06/15/20	225	225,616

				645,616

Capital Markets 6.3%
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.700(a)	12/29/49	500	504,840
Sr. Unsec’d. Notes	2.600	04/23/20	1,000	999,685
Morgan Stanley, Jr. Sub. Notes	5.450(a)	07/29/49	500	497,000
Sr. Unsec’d. Notes	2.800	06/16/20	800	804,369

				2,805,894

Chemicals 2.1%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.625	10/01/44	500	467,732
LyondellBasell Industries NV, Sr. Unsec’d. Notes	4.625	02/26/55	500	439,307

				907,039

Consumer Finance 4.0%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.459	03/27/20	800	782,446
General Motors Financial Co., Inc., Gtd. Notes	2.400	04/10/18	500	498,198
Navient Corp., Sr. Unsec’d. Notes, MTN	4.625	09/25/17	500	496,875

				1,777,519

Diversified Financial Services 1.1%
Discover Financial Services, Sr. Unsec’d. Notes	3.750	03/04/25	500	480,755

Diversified Telecommunication Services 4.7%
AT&T, Inc., Sr. Unsec’d. Notes	4.750	05/15/46	1,000	922,323
Verizon Communications, Inc., Sr. Unsec’d. Notes, 144A	4.522	09/15/48	1,300	1,155,236

				2,077,559

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Electric Utilities 5.1%
Dominion Resources, Inc., Sr. Unsec’d. Notes	1.900%	06/15/18	500	$500,749
Duke Energy Progress, Inc., First Mortgage	4.150	12/01/44	500	495,954
Energy Transfer Partners LP, Sr. Unsec’d. Notes	5.150	03/15/45	400	350,611
Exelon Corp., Sr. Unsec’d. Notes	2.850	06/15/20	250	251,146
PacifiCorp, First Mortgage	3.350	07/01/25	270	272,354
Puget Energy, Inc., Sr. Sec’d. Notes, 144A	3.650	05/15/25	400	391,149

				2,261,963

Food & Staples Retailing 0.5%
CVS Health Corp., Sr. Unsec’d. Notes	4.875	07/20/35	230	237,790

Food Products 0.1%
Kraft Heinz Foods Co., Gtd. Notes, 144A	5.000	07/15/35	50	51,794

Health Care Equipment & Supplies 1.2%
Medtronic, Inc., Gtd. Notes, 144A	4.625	03/15/45	500	505,854

Health Care Providers & Services 3.5%
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.600	02/01/25	500	481,975
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	3.500	03/30/25	500	477,316
Tenet Healthcare Corp., Sr. Sec’d. Notes	6.250	11/01/18	400	437,000
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625	07/15/35	155	160,972

				1,557,263

Hotels, Restaurants & Leisure 0.9%
Starbucks Corp., Sr. Unsec’d. Notes	2.700	06/15/22	410	410,418

Insurance 6.8%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500	11/15/20	500	556,517
American International Group, Inc., Sr. Unsec’d. Notes	4.375	01/15/55	500	453,208
Liberty Mutual Group, Inc., Gtd. Notes, 144A	5.000	06/01/21	500	543,356
Markel Corp., Sr. Unsec’d. Notes	5.350	06/01/21	500	557,597
MetLife, Inc., Sr. Unsec’d. Notes	3.048	12/15/22	900	890,907

				3,001,585

See Notes to Financial Statements.

Prudential Corporate Bond Fund	13

Portfolio of Investments

as of July 31, 2015 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

IT Services 2.3%
Fiserv, Inc., Sr. Unsec’d. Notes	2.700%	06/01/20	500	$499,882
Xerox Corp., Sr. Unsec’d. Notes	2.800	05/15/20	500	499,167

				999,049

Machinery 1.1%
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	1.700	06/16/18	500	501,132

Media 4.7%
CBS Corp., Gtd. Notes	4.000	01/15/26	60	59,280
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	6.500	04/30/21	400	418,250
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	6.384	10/23/35	180	184,011
Comcast Corp., Gtd. Notes	3.375	08/15/25	800	797,564
Scripps Networks Interactive, Inc., Sr. Unsec’d. Notes	2.800	06/15/20	500	495,001
Viacom, Inc., Sr. Unsec’d. Notes	5.250	04/01/44	150	138,900

				2,093,006

Metals & Mining 2.8%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000	09/30/43	500	515,718
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	3.750	06/15/25	250	243,880
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875	04/23/45	500	458,010

				1,217,608

Multi-Utilities 1.1%
WEC Energy Group, Inc., Sr. Unsec’d. Notes	1.650	06/15/18	500	500,475

Oil, Gas & Consumable Fuels 8.0%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.950	06/15/19	400	459,066
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	5.900	02/01/18	500	543,482
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	4.150	06/01/25	400	377,543
Enterprise Products Operating LLC, Gtd. Notes	4.900	05/15/46	500	469,736
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150	12/15/21	400	413,414

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (Continued)
Phillips 66 Partners LP, Sr. Unsec’d. Notes	3.605%	02/15/25	500	$462,847
Shell International Finance BV (Netherlands), Gtd. Notes	4.375	05/11/45	400	399,539
Williams Partners LP, Sr. Unsec’d. Notes	5.100	09/15/45	500	431,715

				3,557,342

Paper & Forest Products 1.1%
International Paper Co., Sr. Unsec’d. Notes	5.000	09/15/35	500	491,574

Pharmaceuticals 1.2%
Actavis Funding SCS, Gtd. Notes	3.800	03/15/25	500	487,432
Baxalta, Inc., Sr. Unsec’d. Notes, 144A	2.000	06/22/18	45	44,980

				532,412

Real Estate Investment Trusts (REITs) 3.2%
Realty Income Corp., Sr. Unsec’d. Notes	6.750	08/15/19	725	838,834
Select Income REIT, Sr. Unsec’d. Notes	2.850	02/01/18	574	578,161

				1,416,995

Specialty Retail 1.1%
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.250	04/01/46	500	502,423

Technology Hardware, Storage & Peripherals 1.4%
Apple, Inc., Sr. Unsec’d. Notes	3.200	05/13/25	400	398,105
Seagate HDD Cayman, Gtd. Notes	3.750	11/15/18	200	208,257

				606,362

Tobacco 1.1%
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	2.750	06/15/20	305	309,206
Reynolds American, Inc., Gtd. Notes	3.250	06/12/20	185	187,913

				497,119

TOTAL CORPORATE BONDS (cost $37,144,961)				36,573,468

MUNICIPAL BONDS 4.4%

California 3.2%
Bay Area Toll Authority, Revenue Bonds, BABs	6.263	04/01/49	500	664,240

See Notes to Financial Statements.

Prudential Corporate Bond Fund	15

Portfolio of Investments

as of July 31, 2015 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
MUNICIPAL BONDS (Continued)

California (Continued)
State of California, General Obligation Unlimited, BABs	7.550%	04/01/39	500	$737,845

				1,402,085

New Jersey 1.2%
New Jersey State Turnpike Authority, Series A, Revenue Bonds, BABs	7.102	01/01/41	410	554,738

TOTAL MUNICIPAL BONDS (cost $2,012,019)				1,956,823

U.S. TREASURY OBLIGATION 0.1%
U.S. Treasury Notes (cost $29,227)	2.125	05/15/25	30	29,794

TOTAL LONG-TERM INVESTMENTS (cost $43,729,557)				43,095,362

			Shares
SHORT-TERM INVESTMENT 1.4%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $599,778)(Note 3)(d)			599,778	599,778

TOTAL INVESTMENTS 98.7% (cost $44,329,335; Note 5)				43,695,140
Other assets in excess of liabilities(e) 1.3%				583,730

NET ASSETS 100.0%				$44,278,870

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

BABs—Build America Bonds

CLO—Collateralized Loan Obligation

MTN—Medium Term Note

REIT—Real Estate Investment Trust

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2015.

See Notes to Financial Statements.

16

(b)	Indicates a security or securities that has been deemed illiquid (unaudited).
(c)	Indicates a restricted security; the aggregate original cost of the restricted security is $425,000. The aggregate value of $420,000 is approximately 0.9% of net assets.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(e)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at July 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2015	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
23	2 Year U.S. Treasury Notes	Sep. 2015	$5,030,109	$5,038,437	$8,328
3	10 Year U.S. Treasury Notes	Sep. 2015	382,266	382,313	47
10	U.S. Long Bond	Sep. 2015	1,528,250	1,559,375	31,125

					39,500

	Short Positions:
1	5 Year U.S. Treasury Notes	Sep. 2015	118,938	119,844	(906)
23	30 Year U.S. Ultra Treasury Bonds	Sep. 2015	3,639,094	3,669,219	(30,125)

					(31,031)

					$8,469

(1)	Cash of $200,000 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at July 31, 2015.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Corporate Bond Fund	17

Portfolio of Investments

as of July 31, 2015 continued

The following is a summary of the inputs used as of July 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$1,548,753	$—
Commercial Mortgage-Backed Securities	—	2,986,524	—
Corporate Bonds	—	36,573,468	—
Municipal Bonds	—	1,956,823	—
U.S. Treasury Obligation	—	29,794	—
Affiliated Money Market Mutual Fund	599,778	—	—
Other Financial Instruments*
Futures Contracts	8,469	—	—

Total	$608,247	$43,095,362	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2015 were as follows (Unaudited):

Banks	12.5%
Oil, Gas & Consumable Fuels	8.0
Insurance	6.8
Commercial Mortgage-Backed Securities	6.7
Capital Markets	6.3
Electric Utilities	5.1
Media	4.7
Diversified Telecommunication Services	4.7
Municipal Bonds	4.4
Consumer Finance	4.0
Health Care Providers & Services	3.5
Collateralized Loan Obligations	3.5
Real Estate Investment Trusts (REITs)	3.2
Metals & Mining	2.8
IT Services	2.3
Chemicals	2.1
Building Products	1.5
Technology Hardware, Storage & Peripherals	1.4
Affiliated Money Market Mutual Fund	1.4
Pharmaceuticals	1.2%
Health Care Equipment & Supplies	1.2
Specialty Retail	1.1
Machinery	1.1
Multi-Utilities	1.1
Aerospace & Defense	1.1
Tobacco	1.1
Paper & Forest Products	1.1
Diversified Financial Services	1.1
Biotechnology	1.1
Air Freight & Logistics	1.0
Hotels, Restaurants & Leisure	0.9
Food & Staples Retailing	0.5
Food Products	0.1
U.S. Treasury Obligation	0.1

98.7
Other assets in excess of liabilities	1.3

100.0%

See Notes to Financial Statements.

18

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of July 31, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker—variation margin futures	$39,500	*	Due from/to broker—variation margin futures	$(31,031	)*

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended July 31, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$(2,992)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$12,714

For the year ended July 31, 2015, the Fund’s average value at trade date for futures long positions was $2,859,880 and for short positions was $2,066,934.

See Notes to Financial Statements.

Prudential Corporate Bond Fund	19

Statement of Assets & Liabilities

as of July 31, 2015

Assets
Investments at value:
Unaffiliated Investments (cost $43,729,557)	$43,095,362
Affiliated Investments (cost $599,778)	599,778
Deposit with broker	200,000
Dividends and interest receivable	422,845
Receivable for Trust shares sold	68,654
Due from Manager	30,060

Total assets	44,416,699

Liabilities
Payable for Trust shares reacquired	78,955
Accrued expenses and other liabilities	43,519
Payable to custodian	5,070
Payable for investments purchased	4,703
Deferred trustees’ fees	2,387
Dividends payable	1,780
Due to broker—variation margin futures	1,266
Affiliated transfer agent fee payable	129
Distribution fee payable	20

Total liabilities	137,829

Net Assets	$44,278,870

Net assets were comprised of:
Shares of beneficial interest, at par	$4,116
Paid-in capital in excess of par	46,085,347

46,089,463
Distributions in excess of net investment income	(142,227)
Accumulated net realized loss on investment	(1,042,640)
Net unrealized depreciation on investments	(625,726)

Net assets, July 31, 2015	$44,278,870

See Notes to Financial Statements.

20

Class A
Net asset value, offering price and redemption price per share, ($70,548 ÷ 6,559 shares of beneficial interest issued and outstanding)	$10.76
Maximum sales charge (4.50% of offering price)	0.51

Maximum offering price to public	$11.27

Class C
Net asset value, offering price and redemption price per share, ($14,879 ÷ 1,384 shares of beneficial interest issued and outstanding)	$10.75

Class Q
Net asset value, offering price and redemption price per share, ($9,878 ÷ 919 shares of beneficial interest issued and outstanding)	$10.75

Class R
Net asset value, offering price and redemption price per share, ($9,870 ÷ 918 shares of beneficial interest issued and outstanding)	$10.75

Class Z
Net asset value and redemption price per share, ($44,173,695 ÷ 4,106,474 shares of beneficial interest issued and outstanding)	$10.76

See Notes to Financial Statements.

Prudential Corporate Bond Fund	21

Statement of Operations

Year Ended July 31, 2015

Net Investment Income
Income
Interest income	$715,926
Affiliated dividend income	35,265

Total income	751,191

Expenses
Management fee	199,629
Distribution fee—Class A	5
Distribution fee—Class C	22
Distribution fee—Class R	13
Custodian and accounting fees	81,000
Registration fees	72,000
Audit fee	38,000
Shareholders’ reports	30,000
Transfer agent’s fees and expenses (including affiliated expense of $700)	22,000
Legal fees and expenses	19,000
Trustees’ fees	15,000
Insurance expenses	1,000
Miscellaneous	9,970

Total expenses	487,639
Less: Management fee waiver and/or expense reimbursement	(84,621)
Less: Distribution fee waiver—Class R	(4)

Net expenses	403,014

Net investment income	348,177

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	1,479,813
Futures transactions	(2,992)

1,476,821

Net change in unrealized appreciation (depreciation) on:
Investments	(1,053,143)
Futures	12,714

(1,040,429)

Net gain on investments	436,392

Net Increase In Net Assets Resulting From Operations	$784,569

See Notes to Financial Statements.

22

Statement of Changes in Net Assets

	Year Ended July 31, 2015	Nine Months Ended July 31, 2014	Year Ended October 31, 2013
Increase (Decrease) In Net Assets
Operations
Net investment income	$348,177	$208,735	$602,983
Net realized gain (loss) on investment transactions	1,476,821	1,358,669	(394,828)
Net change in unrealized depreciation on investments	(1,040,429)	(495,387)	(667,249)

Net increase in net assets resulting from operations	784,569	1,072,017	(459,094)

Dividends from net investment income (Note 1)
Class A	(66)	—	—
Class C	(44)	—	—
Class Q	(49)	—	—
Class R	(42)	—	—
Class Z	(515,419)	(276,494)	(917,467)

	(515,620)	(276,494)	(917,467)

Trust share transactions (Note 6)
Net proceeds from shares sold	11,111,081	7,279,189	11,870,969
Net asset value of shares issued in reinvestment of dividends and distributions	507,203	270,077	885,344
Cost of shares reacquired	(11,487,328)	(6,683,545)	(12,767,380)

Net increase (decrease) in net assets from Trust share transactions	130,956	865,721	(11,067)

Total increase (decrease)	399,905	1,661,244	(1,387,628)

Net Assets:
Beginning of period	43,878,965	42,217,721	43,605,349

End of period(a)	$44,278,870	$43,878,965	$42,217,721

(a) Includes undistributed net investment income of:	$—	$25,216	$92,975

See Notes to Financial Statements.

Prudential Corporate Bond Fund	23

Notes to Financial Statements

The Target Portfolio Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of four series: Prudential Corporate Bond Fund (formerly known as the Target Mortgage-Backed Securities Portfolio) (the “Fund”), Prudential Core Bond Fund (formerly known as the Target Intermediate-Term Bond Portfolio), Target International Equity Portfolio and Prudential Small-Cap Value Fund (formerly known as Target Small Capitalization Value Portfolio). These financial statements relate to Prudential Corporate Bond Fund. The financial statements of the other series are not presented herein.

The Fund’s investment objective is high current income consistent with the preservation of principal.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of fund securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

24

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads,

Prudential Corporate Bond Fund	25

Notes to Financial Statements

continued

interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, a Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A

26

securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of a Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statements of Operations as a net realized gain or loss on financial futures contracts.

The Fund invested in financial futures contracts in order to hedge their existing fund securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearing house acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from

Prudential Corporate Bond Fund	27

Notes to Financial Statements

continued

the fluctuations arising from changes in the market prices of long-term securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term fund securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies and forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a sub-adviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

Securities Lending: The Fund may lend its fund securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the

28

securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount of debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management, that may differ from actual. The Trust’s expenses are allocated to the respective Fund on the basis of relative net assets except for expenses that are charged directly at the Fund or class level.

Net investment income or loss (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class), and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dollar Rolls: The Fund enters into mortgage dollar rolls in which the Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls.

Prudential Corporate Bond Fund	29

Notes to Financial Statements

continued

Dividends and Distributions: The Fund declares dividends from net investment income daily and payment is made monthly. Distributions from net realized gains, if any, are paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on ex-dividend date. Permanent book/ tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital, in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has entered into a management agreement with PI on behalf of the Fund. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. Prior to May 28, 2015, subadvisory services were provided by Wellington Management Company, LLC. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .45% of the average daily net assets of the Fund. Effective May 28, 2015 PI has contractually agreed to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses, and certain other expense such as taxes, interest and brokerage commissions) to .87% of the Fund’s average daily net assets until November 30, 2016.

30

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class C, Class Q, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Class A, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q or Class Z shares of the Fund.

Pursuant to the Class A, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .25%, 1% and .75% of the average daily net assets of the Class A, C and R shares respectively. For the year ended July 31, 2015, PIMS has contractually agreed to limit such fees to .50% of the average daily net assets of the Class R shares through November 30, 2016.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to non-affiliates where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a Series of Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income.”

Note 4. Portfolio Securities

The aggregate cost of purchases and the proceeds from the sales of securities (excluding government securities and short-term issues) for the year ended July 31, 2015 were $532,825,400 and $541,220,590, respectively.

Note 5. Distributions and Tax Information

The Fund has a tax year end of October 31st.

For the tax years ended October 31, 2014 and October 31, 2013, the tax character of dividends paid by the Fund were $334,328 and $917,467 of ordinary income, respectively.

Prudential Corporate Bond Fund	31

Notes to Financial Statements

continued

As of the latest tax year ended October 31, 2014, the accumulated undistributed earnings on a tax basis were $115,336 of ordinary income.

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of July 31, 2015 were as follows:

Tax Basis	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
$44,329,335	$70,505	$(704,700)	$(634,195)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund is permitted to carryforward capital losses realized on or after November 1, 2011 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before October 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund utilized capital loss carryforwards to offset net taxable gains realized in the tax year ended October 31, 2014 of approximately $1,822,000. No capital gain distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of October 31, 2014, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$0

Pre-Enactment Losses:
Expiring 2015	$576,000
Expiring 2016	531,000
Expiring 2017	959,000

$2,066,000

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

32

Note 6. Capital

The Fund offers Class A, Class C, Class Q, Class R and Class Z shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Investors who purchase Class A shares in the amount of $1 million or more and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class C shares are sold with a CDSC of 1% on sales of shares made within 12 months of purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class R shares are available to certain retirement plans, clearing and settlement firms. Class Q, Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of July 31, 2015, Prudential owned 918 Class A shares, 917 Class C shares, 919 Class Q shares and 918 Class R shares of the Fund.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Period* ended July 31, 2015:
Shares sold	10,327	$110,968
Shares issued in reinvestment of dividends and distributions	7	77
Shares reacquired	(3,775)	(40,466)

Net increase (decrease) in shares outstanding	6,559	$70,579

Class C
Period* ended July 31, 2015:
Shares sold	1,380	$15,000
Shares issued in reinvestment of dividends and distributions	4	44

Net increase (decrease) in shares outstanding	1,384	$15,044

Class Q
Period* ended July 31, 2015:
Shares sold	914	$10,000
Shares issued in reinvestment of dividends and distributions	5	49

Net increase (decrease) in shares outstanding	919	$10,049

Prudential Corporate Bond Fund	33

Notes to Financial Statements

continued

Class R	Shares	Amount
Period* ended July 31, 2015:
Shares sold	914	$10,000
Shares issued in reinvestment of dividends and distributions	4	42

Net increase (decrease) in shares outstanding	918	$10,042

Class Z
Year ended July 31, 2015:
Shares sold	1,010,646	$10,965,113
Shares issued in reinvestment of dividends and distributions	46,788	506,991
Shares reacquired	(1,054,253)	(11,446,862)

Net increase (decrease) in shares outstanding	3,181	$25,242

Nine months ended July 31, 2014:
Shares sold	690,515	$7,279,189
Shares issued in reinvestment of dividends and distributions	25,703	270,077
Shares reacquired	(634,522)	(6,683,545)

Net increase (decrease) in shares outstanding	81,696	$865,721

Year ended October 31, 2013:
Shares sold	1,119,386	$11,870,969
Shares issued in reinvestment of dividends and distributions	83,488	885,344
Shares reacquired	(1,208,287)	(12,767,380)

Net increase (decrease) in shares outstanding	(5,413)	$(11,067)

*	Commenced operations May 28, 2015.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 9, 2014 through October 8, 2015. The Funds pay an annualized commitment fee of .075% of the unused portion of the SCA. Prior to October 9, 2014, the Fund had another SCA that provided a commitment of $900 million and the Fund paid an annualized commitment fee of .08% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly. The Fund did not utilize the SCA during the year ended July 31, 2015.

34

Note 8. New Accounting Pronouncement

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

Prudential Corporate Bond Fund	35

Financial Highlights

Class A Shares
	May 28, 2015(b) through July 31, 2015
Per Share Operating Performance(c):
Net Asset Value, Beginning Of Period	$10.94
Income (loss) from investment operations:
Net investment income	.04
Net realized and unrealized loss on investments	(.17)
Total from investment operations	(.13)
Less dividends from net investment income	(.05)
Net asset value, end of period	$10.76
Total Return(a):	(1.19)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$71
Average net assets (000)	$12
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.98%	(e)
Expenses before waivers and/or expense reimbursement	2.23%	(e)
Net investment income	2.24%	(e)
Portfolio turnover rate(g)	1,221%	(f)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Commencement of operations.

(c) Calculated based upon average shares outstanding during the period.

(d) Does not include expenses of the underlying fund in which the Fund invests.

(e) Annualized.

(f) Not annualized.

(g) The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

See Notes to Financial Statements.

36

Class C Shares
	May 28, 2015(b) through July 31, 2015
Per Share Operating Performance(c):
Net Asset Value, Beginning Of Period	$10.94
Income (loss) from investment operations:
Net investment income	.03
Net realized and unrealized loss on investments	(.18)
Total from investment operations	(.15)
Less dividends from net investment income	(.04)
Net asset value, end of period	$10.75
Total Return(a):	(1.41)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$15
Average net assets (000)	$13
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.87%	(e)
Expenses before waivers and/or expense reimbursement	2.97%	(e)
Net investment income	1.48%	(e)
Portfolio turnover rate(g)	1,221%	(f)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Commencement of operations.

(c) Calculated based upon average shares outstanding during the period.

(d) Does not include expenses of the underlying fund in which the Fund invests.

(e) Annualized.

(f) Not annualized.

(g) The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

See Notes to Financial Statements.

Prudential Corporate Bond Fund	37

Financial Highlights

continued

Class Q Shares
	May 28, 2015(b) through July 31, 2015
Per Share Operating Performance(c):
Net Asset Value, Beginning Of Period	$10.94
Income (loss) from investment operations:
Net investment income	.04
Net realized and unrealized loss on investments	(.18)
Total from investment operations	(.14)
Less dividends from net investment income	(.05)
Net asset value, end of period	$10.75
Total Return(a):	(1.25)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.87%	(e)
Expenses before waivers and/or expense reimbursement	1.88%	(e)
Net investment income	2.39%	(e)
Portfolio turnover rate(g)	1,221%	(f)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Commencement of operations.

(c) Calculated based upon average shares outstanding during the period.

(d) Does not include expenses of the underlying fund in which the Fund invests.

(e) Annualized.

(f) Not annualized.

(g) The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

See Notes to Financial Statements.

38

Class R Shares
	May 28, 2015(b) through July 31, 2015
Per Share Operating Performance(c):
Net Asset Value, Beginning Of Period	$10.94
Income (loss) from investment operations:
Net investment income	.03
Net realized and unrealized loss on investments	(.17)
Total from investment operations	(.14)
Less dividends from net investment income	(.05)
Net asset value, end of period	$10.75
Total Return(a):	(1.32)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.36%	(e)
Expenses before waivers and/or expense reimbursement	2.77%	(e)
Net investment income	1.91%	(e)
Portfolio turnover rate(g)	1,221%	(f)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Commencement of operations.

(c) Calculated based upon average shares outstanding during the period.

(d) Does not include expenses of the underlying fund in which the Fund invests.

(e) Annualized.

(f) Not annualized.

(g) The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

See Notes to Financial Statements.

Prudential Corporate Bond Fund	39

Financial Highlights

continued

Class Z Shares
	Year Ended July 31,	Nine Months Ended July 31,		Year Ended October 31,
	2015(h)(i)	2014(g)		2013	2012	2011	2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.69	$10.50		$10.83	$10.68	$10.60	$9.96
Income (loss) from investment operations:
Net investment income	.09	.05		.15	.29	.49	.54
Net realized and unrealized gain (loss) on investments	.11	.21		(.26)	.20	.05	.64
Total from investment operations	.20	.26		(.11)	.49	.54	1.18
Less dividends from net investment income	(.13)	(.07)		(.22)	(.34)	(.46)	(.54)
Net asset value, end of period	$10.76	$10.69		$10.50	$10.83	$10.68	$10.60
Total Return(a):	1.83%	2.47%		(.97)%	4.64%	5.26%	12.13%

Ratios/Supplemental Data:
Net assets, end of period (000)	$44,174	$43,879		$42,218	$43,605	$35,281	$36,157
Average net assets (000)	$44,354	$42,666		$43,290	$42,171	$34,208	$38,594
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.91%	.99%	(e)	.93%	.93%	1.03%	.88%	(b)
Expenses before waivers and/or expense reimbursement	1.10%	.99%	(e)	.93%	.93%	1.03%	.88%	(b)
Net investment income	.78%	.65%	(e)	1.39%	2.70%	4.65%	5.23%
Portfolio turnover rate(d)	1,221%	936%	(f)	990%	847%	670%	646%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) The annualized expense ratio without interest expense would have been .87% for the year ended October 31, 2010.

(c) Does not include expenses of the underlying fund in which the Fund invests.

(d) The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(e) Annualized.

(f) Not annualized.

(g) For the nine month period ended July 31, 2014. The Trust changed its fiscal year end from October 31 to July 31, effective July 31, 2014.

(h) Calculated based upon average shares outstanding during the period.

(i) Class T shares were renamed Class Z shares effective May 28, 2015.

See Notes to Financial Statements.

40

Report of Independent Registered Public

Accounting Firm

The Board of Trustees and Shareholders

The Target Portfolio Trust:

We have audited the accompanying statement of assets and liabilities of The Prudential Corporate Bond Fund (formerly known as Target Mortgage-Backed Securities Portfolio), a series of the Target Portfolio Trust, including the portfolio of investments, as of July 31, 2015, and the related statement of operations for the year then ended and the statement of changes in net assets for the year then ended, the nine-month period ended July 31, 2014, and the year ended October 31, 2013 and the financial highlights for the year then ended, for the nine-month period ended July 31, 2014 and for each of the years in the four-year period ended, October 31, 2013. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2015, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of July 31, 2015, and the results of its operations, the changes in its net assets, and the financial highlights for each of the years or periods described in the above paragraph, in conformity with U.S. generally accepted accounting principles.

New York, New York

September 17, 2015

Prudential Corporate Bond Fund	41

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS

(Unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Ellen S. Alberding (57) Board Member Portfolios Overseen: 66	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (since 2011); Trustee, Skills for America’s Future (national initiative to connect employers to community colleges) (since 2011); Trustee, National Park Foundation (charitable foundation for national park system) (since 2009); Trustee, Economic Club of Chicago (since 2009).	None.
Kevin J. Bannon (63) Board Member Portfolios Overseen: 66	Managing Director (April 2008-May 2015) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).
Linda W. Bynoe (63) Board Member Portfolios Overseen: 66	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).	Director of Simon Property Group, Inc. (retail real estate) (May 2003-May 2012); Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).

Prudential Corporate Bond Fund

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Keith F. Hartstein (58) Board Member Portfolios Overseen: 66	Retired; Member (since November 2014) of the Governing Council of the Independent Directors Council (organization of independent mutual fund directors); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.
Michael S. Hyland, CFA (69) Board Member Portfolios Overseen: 66	Retired (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.
Richard A. Redeker (72) Board Member & Independent Chair Portfolios Overseen: 66	Retired Mutual Fund Senior Executive (47 years); Management Consultant; Director, Mutual Fund Directors Forum (since 2014); Independent Directors Council (organization of independent mutual fund directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.	None.
Stephen G. Stoneburn (72) Board Member Portfolios Overseen: 66	Chairman (since July 2011), President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc. (1975-1989).	None.

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Interested Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Stuart S. Parker (52) Board Member & President Portfolios Overseen: 66	President of Prudential Investments LLC (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of Prudential Investments LLC (June 2005-December 2011).	None.
Scott E. Benjamin (42) Board Member & Vice President Portfolios Overseen: 66	Executive Vice President (since June 2009) of Prudential Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, Prudential Investments (since February 2006); Vice President of Product Development and Product Management, Prudential Investments (2003-2006).	None.
Grace C. Torres* (56) Board Member Portfolios Overseen: 64	Retired; formerly Treasurer and Principal Financial and Accounting Officer of the Prudential Investments Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of Prudential Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.	Director (since July 2015) of Sun Bancorp, Inc. N.A.

*	Note: Prior to her retirement in 2014, Ms. Torres was employed by Prudential Investments LLC. Due to her prior employment, she is considered to be an “interested person” under the 1940 Act. Ms. Torres is a non-management Interested Board Member.

(1)	The year that each individual joined the Board is as follows:

Ellen S. Alberding, 2013; Kevin J. Bannon, 2008; Linda W. Bynoe, 2005; Keith F. Hartstein, 2013; Michael S. Hyland, 2008; Richard A. Redeker, 2003; Stephen G. Stoneburn, 1999; Grace C. Torres, 2014; Stuart S. Parker, Board Member and President since 2012; Scott E. Benjamin, Board Member since 2010 and Vice President since 2009.

Prudential Corporate Bond Fund

Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Raymond A. O’Hara (59) Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of Prudential Investments LLC (since June 2012); Chief Legal Officer of Prudential Mutual Fund Services LLC (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988-August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).	Since 2012
Chad A. Earnst (39) Chief Compliance Officer	Chief Compliance Officer (September 2014-Present) of Prudential Investments LLC; Chief Compliance Officer (September 2014-Present) of the Prudential Investments Funds, Target Funds, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., Prudential Global Short Duration High Yield Income Fund, Inc., Prudential Short Duration High Yield Fund, Inc. and Prudential Jennison MLP Income Fund, Inc.; formerly Assistant Director (March 2010-August 2014) of the Asset Management Unit, Division of Enforcement, US Securities & Exchange Commission; Assistant Regional Director (January 2010-August 2014), Branch Chief (June 2006-December 2009) and Senior Counsel (April 2003-May 2006) of the Miami Regional Office, Division of Enforcement, US Securities & Exchange Commission.	Since 2014
Deborah A. Docs (57) Secretary	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of Prudential Investments LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2004
Jonathan D. Shain (56) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of Prudential Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2005

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Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Claudia DiGiacomo (40) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of Prudential Investments LLC (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since 2005
Andrew R. French (52) Assistant Secretary	Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of Prudential Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since 2006
Amanda S. Ryan (37) Assistant Secretary	Director and Corporate Counsel (since March 2012) of Prudential; Director and Assistant Secretary (since June 2012) of Prudential Investments LLC; Associate at Ropes & Gray LLP (2008-2012).	Since 2012
Theresa C. Thompson (52) Deputy Chief Compliance Officer	Vice President, Compliance, Prudential Investments LLC (since April 2004); and Director, Compliance, Prudential Investments LLC (2001-2004).	Since 2008
Richard W. Kinville (46) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2005) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2007); formerly Investigator and Supervisor in the Special Investigations Unit for the New York Central Mutual Fire Insurance Company (August 1994-January 1999); Investigator in AXA Financial’s Internal Audit Department and Manager in AXA’s Anti-Money Laundering Office (January 1999-January 2005); first chair of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (June 2007-December 2009).	Since 2011
M. Sadiq Peshimam (51) Treasurer and Principal Financial and Accounting Officer	Vice President (since 2005) of Prudential Investments LLC; formerly Assistant Treasurer of funds in the Prudential Mutual Fund Complex (2006-2014).	Since 2006
Peter Parrella (56) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).	Since 2007
Lana Lomuti (48) Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within Prudential Mutual Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since 2014
Linda McMullin (53) Assistant Treasurer	Vice President (since 2011) and Director (2008-2011) within Prudential Mutual Fund Administration.	Since 2014
Kelly A. Coyne (46) Assistant Treasurer	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010).	Since 2015

Prudential Corporate Bond Fund

(a)	Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Explanatory Notes to Tables:

•	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with Prudential Investments LLC and/or an affiliate of Prudential Investments LLC.

•	Unless otherwise noted, the address of all Board Members and Officers is c/o Prudential Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4077.

•	There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

•	“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

•	“Portfolios Overseen” includes all investment companies managed by Prudential Investments LLC. The investment companies for which Prudential Investments LLC serves as manager include the Prudential Investments Mutual Funds, The Prudential Variable Contract Accounts, Target Mutual Funds, Prudential Short Duration High Yield Fund, Inc., Prudential Global Short Duration High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

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Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of the Prudential Corporate Bond Fund (the “Fund”)1 consists of ten individuals, seven of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”). In considering the renewal of the agreement, the Board, including all of the Independent Trustees, met on June 9-11, 2015 and approved the renewal of the agreement through July 31, 2016, after concluding that the renewal of the agreement was in the best interests of the Fund and its shareholders.

At the June 9-11, 2015 meetings the Board did not consider the renewal of the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”), because PIM had assumed subadvisory responsibilities for the Fund during May 2015, and the Board had previously approved the subadvisory agreement between PI and PIM for an initial period of two years. The Board noted that it would consider the renewal of the PIM subadvisory agreement as part of its annual consideration of the Fund’s management and subadvisory agreements in 2016.

In advance of the meetings, the Board requested and received materials relating to the agreement, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreement, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including

[1]	Prudential Corporate Bond Fund is a series of The Target Portfolio Trust.

Prudential Corporate Bond Fund

Approval of Advisory Agreements (continued)

the nature, quality and extent of services provided by PI, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the management agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 9-11, 2015.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement with the Fund, was in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreement are discussed separately below.

Nature, Quality, and Extent of Services

The Board requested and received information regarding the nature, quality and extent of services provided to the Fund by PI. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management.

The Board considered the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and the subadviser, The Board was provided with information pertaining to PI’s organizational structure, senior management, investment operations, and other relevant information pertaining to PI. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI under the management agreement.

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Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PI during the year ended December 31, 2014 exceeded the management fees paid by PI, resulting in an operating loss to PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

PI and the Board previously retained an outside business consulting firm to review management fee breakpoint usage and trends in management fees across the mutual fund industry. The consulting firm presented its analysis and conclusions as to the Funds’ management fee structures to the Board and PI. The Board and PI have discussed these conclusions extensively since that presentation.

The Board received and discussed information concerning economies of scale that PI may realize as the Fund’s assets grow beyond current levels. The Board considered information provided by PI regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PI’s investment in the Fund over time. The Board noted that economies of scale, if any, may be shared with the Fund in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board considered PI’s assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Prudential Corporate Bond Fund

Approval of Advisory Agreements (continued)

Other Benefits to PI

The Board considered potential ancillary benefits that might be received by PI and its affiliates as a result of its relationship with the Fund. The Board concluded that potential benefits to be derived by PI fees received by affiliates of PI for serving as the Fund’s securities lending agent, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the benefits derived by PI were consistent with the types of benefits generally derived by investment managers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2014.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended July 31, 2014. The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe (the Lipper US Mortgage Funds Performance Universe)2 and the Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be

[2]

The Fund was classified by Lipper in the US Mortgage Funds Performance Universe prior to the restructuring and repositioning of the Fund in May 2015. Following the restructuring and repositioning, the Fund is now classified by Lipper in the BBB-Rated Corporate Debt Funds Performance Universe. As a result of the restructuring and repositioning, in May 2015 the Fund also changed its benchmark index. The performance data and discussion above are based on the Fund’s former Lipper Performance Universe and its former benchmark index.

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applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	4th Quartile	4th Quartile	2nd Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•

The Board noted that during the second quarter of 2015, the Fund implemented new investment policies and investment strategies, and appointed a new subadviser to replace the Fund’s former subadviser. As a result, the Fund’s past performance did not reflect the current management of the Fund.

•

The Board further noted that during May 2015 PI had implemented an expense cap of 0.87% (excluding 12b-1 fees and certain other expenses) through November 30, 2016, and considered information provided by PI indicating that if the expense cap had been in effect during 2014, the Fund’s net total expenses would have only been two basis points higher than the median of all funds in the Peer Group.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the management agreement.
•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the management agreement was in the best interests of the Fund and its shareholders.

Prudential Corporate Bond Fund

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees has delegated to the Fund’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website at www.sec.gov.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Deborah A. Docs, Secretary • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Corporate Bond Fund, Prudential Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL CORPORATE BOND FUND

SHARE CLASS	A	C	Q	R	Z
NASDAQ	PCWAX	PCWCX	PCWQX	PCWRX	TGMBX
CUSIP	875921694	875921686	875921678	875921660	875921702

MF229E    0282308-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL SMALL-CAP VALUE FUND

(formerly known as the Target Small Capitalization Value Portfolio)

ANNUAL REPORT • JULY 31, 2015

Objective

Above-average capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s securities are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), a Prudential Financial company and member SIPC. QMA is the primary business name for Quantitative Management Associates LLC, a wholly owned subsidiary of Prudential Investment Management, Inc. (PIM). QMA and PIM are registered investment advisers and Prudential Financial companies. © 2015 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

September 15, 2015

Dear Shareholder:

We hope you find the annual report for the Prudential Small-Cap Value Fund, formerly the Target Small Capitalization Value Portfolio, informative and useful. The report covers performance for the 12-month period that ended July 31, 2015. On January 15, 2015, QMA became the Fund’s new investment subadviser and the Fund subsequently adopted new investment policies and strategies. Since the Fund was repositioned later in the reporting period, its performance is also based on the investment strategies of its previous subadviser.

As always, Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Small-Cap Value Fund

Prudential Small-Cap Value Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns as of 7/31/15
	One Year	Five Years	Ten Years	Since Inception
Class A	4.53%	N/A	N/A	6.28% (2/14/14)
Class C	N/A	N/A	N/A	–4.44 (6/19/15)
Class Q	N/A	N/A	N/A	5.04 (9/25/14)
Class R	4.25	84.80%	N/A	92.79 (8/22/06)
Class Z*	4.79	89.53	114.67%	—
Russell 2000® Value Index	4.30	81.05	78.86	—
Russell 2000® Index	12.03	103.49	108.30	—
Lipper Small-Cap Value Funds Average	3.11	83.33	94.77	—

Average Annual Total Returns as of 6/30/15
	One Year	Five Years	Ten Years	Since Inception
Class A	–3.90%	N/A	N/A	2.05% (2/14/14)
Class C	N/A	N/A	N/A	N/A (6/19/15)
Class Q	N/A	N/A	N/A	N/A (9/25/14)
Class R	1.44	14.89%	N/A	7.99 (8/22/06)
Class Z*	1.90	15.45	8.75%	—
Russell 2000 Value Index	0.78	14.81	6.87	—
Russell 2000 Index	6.49	17.08	8.40	—
Lipper Small-Cap Value Funds Average	0.72	14.96	7.66	—

Average Annual Total Returns (With Sales Charges) as of 7/31/15
	One Year	Five Years	Ten Years	Since Inception
Class A	–1.22%	N/A	N/A	0.30% (2/14/14)
Class C	N/A	N/A	N/A	N/A (6/19/15)
Class Q	N/A	N/A	N/A	N/A (9/25/14)
Class R	4.25	13.07%	N/A	7.62 (8/22/06)
Class Z*	4.79	13.64	7.94%	—

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Average Annual Total Returns (Without Sales Charges) as of 7/31/15
	One Year	Five Years	Ten Years	Since Inception
Class A	4.53%	N/A	N/A	4.26% (2/14/14)
Class C	N/A	N/A	N/A	N/A (6/19/15)
Class Q	N/A	N/A	N/A	N/A (9/25/14)
Class R	4.25	13.07%	N/A	7.62 (8/22/06)
Class Z*	4.79	13.64	7.94%	—

*Note: Class Z shares were formerly known as Class T shares.

Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Small-Cap Value Fund (Class Z) with a similar investment in the Russell 2000 Index and the Russell 2000 Value Index by portraying the initial account values at the beginning of the 10-year period (July 31, 2005) and the account values at the end of the current fiscal period (July 31, 2015), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. The line graph provides information for Class Z shares only. As indicated in the tables provided earlier, performance for Class A, Class C, Class Q, and Class R shares will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

Prudential Small-Cap Value Fund	3

Your Fund’s Performance (continued)

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Q	Class R	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	1.00%	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1.00%	None	.75% (.50% currently)	None

Benchmark Definitions

Russell 2000 Value Index

The Russell 2000 Value Index is an unmanaged index which contains those securities in the Russell 2000 Index with a below-average growth orientation. Companies in this index generally have lower price-to-earnings ratios, higher dividend yields, and lower forecasted growth values. The cumulative total returns for the Russell 2000 Value Index measured from the month-end closest to the inception date for Class A shares through 7/31/15 are 6.22%, –2.76% for Class C shares, 7.19% for Class Q shares and 62.41% for Class R shares. The average annual total return for the Russell 2000 Value Index measured from the month-end closest to the inception date for Class A shares through 6/30/15 are 6.43% and 5.98% for Class R shares. Class C and Q shares have been in existence for less than one year and have no average annual total return performance information available.

Russell 2000 Index

The Russell 2000 Index is an unmanaged index of the stocks of the 2,000 smallest US companies included in the Russell 3000 Index. It gives an indication of how the stock prices of smaller companies have performed. The cumulative total returns for the Russell 2000 Index measured from the month-end closest to the inception date for Class A shares through 7/31/15 are 11.70%, –1.16% for Class C shares, 13.61% for Class Q shares and 94.08% for Class R shares. The average annual total return for the Russell 2000 Index measured from the month-end closest to the inception date for Class A shares through 6/30/15 are 9.02% and 7.94% for Class R shares. Class C and Q shares have been in existence for less than one year and have no average annual total return performance information available.

Lipper Small-Cap Value Funds Average

Lipper Small-Cap Value funds invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE small-cap ceiling. Small-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and a three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index. The cumulative total returns for the Lipper Small-Cap Value Funds Average measured from the month-end closest to the inception date for Class A shares through 7/31/15 are 6.18%, –2.74% for Class C shares, 5.25% for Class Q shares and 81.91% for Class R shares. The average annual total return for the Lipper Small-Cap Value Funds Average measured from the month-end closest to the inception date for Class A shares through 6/30/15 are 6.48% and 7.20% for Class R shares. Class C and Q shares have been in existence for less than one year and have no average annual total return performance information available.

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Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Averages reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 7/31/15
SUPERVALU, Inc., Food & Staples Retailing	1.5%
American Equity Investment Life Holding Co., Insurance	1.3
Convergys Corp., IT Services	1.2
Sanmina Corp., Electronic Equipment, Instruments & Components	1.2
CACI International, Inc. (Class A Stock), IT Services	1.2

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 7/31/15
Banks	16.0%
Real Estate Investment Trusts (REITs)	12.9
Insurance	9.5
Thrifts & Mortgage Finance	4.4
Auto Components	4.3

Industry weightings reflect only long-term investments and are subject to change.

Prudential Small-Cap Value Fund	5

Strategy and Performance Overview

How did the Fund perform?

The Prudential Small-Cap Value Fund’s Class Z shares returned 4.79% for the 12 months ended July 31, 2015, outperforming the 4.30% rise of the Russell 2000 Value Index (the Index) and the 3.11% advance of the Lipper Small-Cap Value Funds Average.

QMA, the new subadviser, assumed management of the former Target Small Capitalization Value Portfolio on January 15, 2015. After June 19, 2015, the Fund’s performance is based on the investment strategy of the Prudential Small-Cap Value Fund. Therefore, a portion of the return for the Fund was based on the management under the former subadvisers of the former Target Small Capitalization Value Portfolio.

What were market conditions?

Early during the reporting period in the third quarter of 2014, small-cap stocks were hit hard, as investors mostly preferred stocks with larger capitalizations. The divergence between small-cap and large-cap performance was largely a result of investors’ risk aversion. As US economic growth strengthened, investors became worried over a possible rise in interest rates. This was not good news for small-cap stocks, since some small-cap companies tend to hold more debt and can be more sensitive to interest rate changes than large-cap companies.

The Federal Reserve ended its quantitative-easing program in December, signaling confidence in the health of the US economy and labor market conditions. Against this backdrop, small-cap stocks turned in strong performance in the fourth quarter of 2014 and continued to gain in the first quarter of 2015. For the first six months of the year, they generally outperformed large caps, which weakened due to the slide in oil prices and international events, such as the Greek fiscal crisis and concerns over the health of European and Asian markets. Since most small-cap companies do most of their business in the US, they proved to be generally immune to the strengthening of the US dollar, which pressured profits in larger companies with international operations. Late in the reporting period, however, small-cap stocks lost ground as overall US equities struggled to hold onto gains.

Sector performance in the Index was mixed. Health care topped all sectors with gains of more than 30%. Consumer staples, financials, and consumer discretionary had gains in the lower double digits. Utilities and information technology posted solid single-digit gains. On the downside, industrials and telecommunications experienced modest declines. Materials dipped to a double-digit decline in the mid-teens, and the beleaguered energy sector declined by more than 50% on lower energy prices.

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Which stock market sectors and holdings contributed most to the Fund’s performance?

The Fund had strong stock selection in six of the ten sectors and was helped from a below-benchmark weight in the utilities sector. The financials and utilities sectors contributed the most to performance.

•

In financials, the Fund benefited from solid stock selection in the insurance and diversified financials groups, a below-benchmark weight in the poor-performing real estate group, and an above-benchmark weight in the strong-performing insurance and banks groups.

•

Within insurance, HCC Insurance Holdings, Inc., American Equity Investment Life Holding Company, Universal Insurance Holdings, Inc., First American Financial Corporation, and Hanover Insurance Group, Inc. were among the top contributors. HCC Insurance Holdings, Inc., a US insurance holding company comprising property and casualty, accident and health, and other specialty insurance businesses, agreed to be acquired by Tokio Marine Holdings, Inc., a global insurance holding company headquartered in Japan, at a significant premium. American Equity Investment Life Holding Company issues fixed annuity and life insurance products, with a primary emphasis on the sale of fixed index and fixed rate annuities. Universal Insurance Holdings, Inc. provides homeowners and dwelling fire insurance policies. First American Financial Corporation is a provider of title insurance, settlement services, and risk solutions for real estate transactions. Hanover Insurance Group, Inc. provides a wide range of property and casualty policies to businesses, individuals, and families.

•

Within diversified financials, good stock selection in the consumer finance industry, led by Credit Acceptance Corporation, contributed most to performance. Credit Acceptance Corporation offers automobile dealers financing programs that help dealers to sell more vehicles.

•

Within real estate, the Fund was helped from a below-benchmark weighting in the poor-performing equity real estate investment trusts (REITs) industry. Equity REITs invest in and own properties. The high valuations in equity REITs drove an underweight position in the Fund. In addition, the Fund profited from an above-benchmark weight in New Residential Investment Corp., which is a mortgage REIT. Mortgage REITs lend money for mortgages to property owners or buy existing mortgages or mortgage-backed securities.

•

Within banks, Webster Financial Corporation and Cathay General Bancorp were performance standouts. Webster Financial Corporation is a regional bank serving businesses and consumers in the northeast US. Cathay General

Prudential Small-Cap Value Fund	7

Strategy and Performance Overview (continued)

Bancorp provides banking services to the Chinese-American community, with most of its branches in California and New York.

•	High valuations were responsible for the Fund’s underweight in utilities, which contributed positively to relative returns as this sector underperformed.

•

The top contributors in the Fund’s holdings were HCC Insurance Holdings, Inc., Credit Acceptance Corporation, Webster Financial Corporation, Cirrus Logic, Inc., and Cal-Maine Foods, Inc. Cirrus Logic, Inc. is a semiconductors company, with Apple Inc. as its largest end customer. Cal-Maine Foods, Inc. is the largest producer and distributor of fresh shell eggs in the United States. All four of these five holdings except for Credit Acceptance Corporation were sold off from the Fund.

Which stock market sectors and holdings detracted most from the Fund’s performance?

Weak stock selection in the consumer discretionary sector as well as a below-benchmark weight in the health care sector detracted from performance.

•

In consumer discretionary, the Fund was hurt by weak selection and an above-benchmark weight in the poor-performing auto components industry, led by American Axle & Manufacturing Holdings, Inc. and Dana Holding Corporation. The stock price of American Axle & Manufacturing Holdings was weighed down by the possibility that the company would not get another exclusive contract with GM’s large pickup/SUV platform, which accounts for more than half of the company’s revenue. Furthermore, the Fund had no exposure to the strong-performing homebuilding industry, which detracted from performance, since it was driven by high valuations.

•	High valuations drove an underweight in healthcare, a sector that outperformed during the reporting period, thus penalizing relative performance.

•

The top detractors in the Fund’s holdings were Helix Energy Solutions Group, Inc., Bristow Group Inc., Republic Airways Holdings, Inc., Amkor Technology, Inc. and KapStone Paper and Packaging Corporation. Helix Energy Solutions Group, Inc. provides specialty services to the offshore energy industry, with a focus on well intervention and robotics operations. Bristow Group Inc. is a provider of helicopter services to the worldwide offshore energy industry. Helix Energy Solutions Group and Bristow Group Inc. have experienced capital expenditure cuts from offshore energy exploration and production customers in response to falling and/or low oil prices. Republic Airways Holdings, Inc. is an airline offering scheduled passenger service through fixed-fee flights operated under airline partner brands. Amkor Technology, Inc. is a provider of semiconductor packaging and test services to

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semiconductor companies and electronics original equipment manufacturers. KapStone Paper and Packaging Corporation is a producer of containerboard, corrugated packaging, and kraft paper products.

How did the Fund perform prior to the new subadviser assuming management of the Fund?

•

Before January 15, 2015, when the Fund was managed under previous subadvisers, stock selection was modestly positive. The Fund experienced sound gains in the technology and energy sectors. However, the Fund experienced weakness in the financials and health care sectors.

•

Sector allocation posed problems for the Fund. An overweight to health care helped returns, since this sector was one of the best-performing areas over the time period stated above. Relative to the Index, the Fund’s underweight to REITs, which also posted very strong performance, detracted from results.

Prudential Small-Cap Value Fund	9

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on February 1, 2015, at the beginning of the period, and held through the six-month period ended July 31, 2015. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following pages provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following pages. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over

10	Visit our website at www.prudentialfunds.com

the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Small-Cap Value Fund		Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,035.30	1.14%	$5.75
	Hypothetical	$1,000.00	$1,019.14	1.14%	$5.71

Class C	Actual**	$1,000.00	$955.60	1.90%	$2.04
	Hypothetical	$1,000.00	$1,015.37	1.90%	$9.49

Class Q	Actual	$1,000.00	$1,037.40	0.70%	$3.54
	Hypothetical	$1,000.00	$1,006.25	0.70%	$3.48

Class R	Actual	$1,000.00	$1,033.90	1.24%	$6.25
	Hypothetical	$1,000.00	$1,007.98	1.24%	$6.17

Class Z	Actual	$1,000.00	$1,037.00	0.73%	$3.69
	Hypothetical	$1,000.00	$1,024.78	0.73%	$3.66

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended July 31, 2015, and divided by the 365 days in the Fund’s fiscal year ended July 31, 2015 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**“Actual” expenses are calculated using the 43-day period ended July 31, 2015 due to the Class’s inception date of June 19, 2015.

Prudential Small-Cap Value Fund	11

Fees and Expenses (continued)

The Fund’s annualized expense ratios for the 12-month period ended July 31, 2015, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.20%	1.14%
C	1.91	1.90
Q	0.70	0.70
R	1.48	1.22
Z	0.72	0.72

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

12	Visit our website at www.prudentialfunds.com

Portfolio of Investments

as of July 31, 2015

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 99.1%

COMMON STOCKS 98.1%

Aerospace & Defense 1.4%
Cubic Corp.	23,399	$1,038,213
Ducommun, Inc.*	93,873	2,248,258
Huntington Ingalls Industries, Inc.	12,329	1,447,548
Moog, Inc. (Class A Stock)*	35,707	2,387,370
Orbital ATK, Inc.	32,925	2,336,029
Triumph Group, Inc.	219,475	11,818,729

		21,276,147

Air Freight & Logistics 1.3%
Air Transport Services Group, Inc.*	315,868	3,269,234
Atlas Air Worldwide Holdings, Inc.*	342,228	16,820,506
Park-Ohio Holdings Corp.	8,000	359,280

		20,449,020

Airlines 1.1%
Hawaiian Holdings, Inc.*(a)	425,091	9,232,977
Republic Airways Holdings, Inc.*	676,632	3,410,225
SkyWest, Inc.	225,968	3,742,030

		16,385,232

Auto Components 4.3%
American Axle & Manufacturing Holdings, Inc.*(a)	721,692	14,419,406
Cooper Tire & Rubber Co.	458,908	15,111,840
Cooper-Standard Holding, Inc.*	8,100	520,830
Dana Holding Corp.	863,947	16,034,856
Modine Manufacturing Co.*	125,860	1,274,962
Strattec Security Corp.	25,828	1,815,450
Tenneco, Inc.*	175,545	8,743,897
Tower International, Inc.*	301,589	7,880,521

		65,801,762

Automobiles 0.2%
Thor Industries, Inc.	47,400	2,648,712

Banks 16.0%
1st Source Corp.	101,326	3,444,071
Arrow Financial Corp.	29,851	822,097
Banc of California, Inc.	47,600	577,388

See Notes to Financial Statements.

Prudential Small-Cap Value Fund	13

Portfolio of Investments

as of July 31, 2015 continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Banks (cont’d.)
BancFirst Corp.	38,848	$2,471,121
Banco Latinoamericano de Comercio Exterior SA (Panama)	187,911	5,171,311
Bank of Marin Bancorp	57,162	2,782,075
BBCN Bancorp, Inc.	572,351	8,785,588
Berkshire Hills Bancorp, Inc.	174,704	5,083,886
Boston Private Financial Holdings, Inc.	719,796	9,055,034
Bryn Mawr Bank Corp.	11,001	317,269
Camden National Corp.	5,851	235,561
Cardinal Financial Corp.	47,234	1,103,386
Cathay General Bancorp	371,438	11,926,874
Century Bancorp, Inc. (Class A Stock)	1,300	54,145
Chemical Financial Corp.	181,958	5,995,516
Citizens & Northern Corp.	31,816	628,048
City Holding Co.	7,200	347,184
CNB Financial Corp.	18,599	323,251
Community Bank System, Inc.	47,653	1,821,774
Community Trust Bancorp, Inc.	47,966	1,679,290
Customers Bancorp, Inc.*	247,930	6,235,439
Enterprise Bancorp, Inc.	3,400	74,698
Enterprise Financial Services Corp.	103,180	2,489,733
Fidelity Southern Corp.	192,693	3,745,952
Financial Institutions, Inc.	70,828	1,738,119
First Bancorp	56,711	968,057
First BanCorp. (Puerto Rico)*	1,205,007	5,193,580
First Business Financial Services, Inc.	3,300	144,375
First Community Bancshares, Inc.	59,634	1,060,889
First Financial Bancorp	335,251	6,373,122
First Financial Corp.	56,559	1,876,628
First Interstate Bancsystem, Inc.	419,216	11,624,860
First Merchants Corp.	186,007	4,841,762
First NBC Bank Holding Co.*	181,097	6,917,905
First of Long Island Corp. (The)	26,382	718,646
FirstMerit Corp.	488,666	9,157,601
Fulton Financial Corp.	164,500	2,131,920
German American Bancorp, Inc.	21,273	619,257
Great Southern Bancorp, Inc.	44,263	1,836,914
Hancock Holding Co.	25,362	741,078
Hanmi Financial Corp.	164,678	4,168,000
Heartland Financial USA, Inc.	89,050	3,355,404
Hilltop Holdings, Inc.*	257,503	5,420,438

See Notes to Financial Statements.

14

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Banks (cont’d.)
Horizon Bancorp	55,036	$1,335,173
International Bancshares Corp.	221,582	5,967,203
Lakeland Bancorp, Inc.	88,327	998,095
Lakeland Financial Corp.	61,493	2,615,912
MainSource Financial Group, Inc.	91,373	2,000,155
Merchants Bancshares, Inc.	5,100	161,160
Metro Bancorp, Inc.	11,555	282,751
MidWestOne Financial Group, Inc.(a)	17,462	565,594
National Penn Bancshares, Inc.	1,513,561	16,225,374
NBT Bancorp, Inc.	97,234	2,628,235
Old National Bancorp	1,125,543	16,196,564
Pacific Continental Corp.	31,440	417,523
Peapack Gladstone Financial Corp.	26,379	585,614
Preferred Bank	85,805	2,704,574
Prosperity Bancshares, Inc.(a)	93,358	5,096,413
Republic Bancorp, Inc. (Class A Stock)	2,058	51,759
S&T Bancorp, Inc.	91,963	2,843,496
Sandy Spring Bancorp, Inc.	50,808	1,389,091
Sierra Bancorp	25,158	417,623
Stock Yards Bancorp, Inc.	63,645	2,345,955
Tompkins Financial Corp.	60,843	3,288,564
Trico Bancshares	75,350	1,867,926
Trustmark Corp.	377,835	9,083,153
Union Bankshares Corp.	268,800	6,633,984
United Community Banks, Inc.	44,913	937,334
Univest Corp. of Pennsylvania	68,988	1,374,931
Washington Trust Bancorp, Inc.	17,200	684,044
WesBanco, Inc.	101,048	3,356,815
West Bancorporation, Inc.	48,559	948,357
Wilshire Bancorp, Inc.	541,860	6,296,413

		243,359,031

Biotechnology 0.1%
Enanta Pharmaceuticals, Inc.*(a)	18,900	957,285

Capital Markets 1.8%
Arlington Asset Investment Corp. (Class A Stock)(a)	77,196	1,474,444
Calamos Asset Management, Inc. (Class A Stock)	138,049	1,657,968
Investment Technology Group, Inc.	378,411	7,700,664
Oppenheimer Holdings, Inc. (Class A Stock)	29,304	665,201

See Notes to Financial Statements.

Prudential Small-Cap Value Fund	15

Portfolio of Investments

as of July 31, 2015 continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Capital Markets (cont’d.)
Piper Jaffray Cos.*	134,983	$6,053,988
Pzena Investment Management, Inc. (Class A Stock)	22,400	232,960
Stifel Financial Corp.*	181,253	9,959,852

		27,745,077

Chemicals 2.1%
A. Schulman, Inc.	84,960	3,163,061
Cabot Corp.	292,281	10,282,445
Chase Corp.	13,604	520,081
Innospec, Inc.	156,940	6,787,655
Kraton Performance Polymers, Inc.*	40,800	837,216
Stepan Co.	188,919	9,258,920
Tredegar Corp.	37,680	635,285

		31,484,663

Commercial Services & Supplies 2.4%
ACCO Brands Corp.*	605,841	4,955,779
Deluxe Corp.	45,000	2,899,350
Ennis, Inc.	440,956	7,399,242
Kimball International, Inc. (Class B Stock)	55,500	628,260
Quad/Graphics, Inc.	291,171	4,789,763
Viad Corp.	70,211	2,012,949
West Corp.	456,637	13,173,978

		35,859,321

Communications Equipment 0.1%
Bel Fuse, Inc. (Class B Stock)	25,409	561,031
Brocade Communications Systems, Inc.	82,979	851,364
Polycom, Inc.*	37,468	426,386

		1,838,781

Construction & Engineering 1.8%
Aegion Corp.*	587,693	11,618,691
Argan, Inc.	230,262	8,952,587
MYR Group, Inc.*	217,085	6,521,233

		27,092,511

Consumer Finance 2.1%
Cash America International, Inc.	271,782	7,536,515
Credit Acceptance Corp.*(a)	22,801	5,477,028

See Notes to Financial Statements.

16

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Consumer Finance (cont’d.)
Encore Capital Group, Inc.*(a)	206,091	$8,863,974
Enova International, Inc.*	246,805	4,462,234
Nelnet, Inc. (Class A Stock)	157,453	6,202,074

		32,541,825

Containers & Packaging 0.4%
Graphic Packaging Holding Co.	398,478	6,017,018

Diversified Consumer Services 0.7%
K12, Inc.*	394,630	5,205,170
Strayer Education, Inc.*	98,078	5,454,117

		10,659,287

Diversified Financial Services
Marlin Business Services Corp.	34,600	549,794

Diversified Telecommunication Services 0.9%
IDT Corp. (Class B Stock)	73,899	1,257,761
Inteliquent, Inc.	197,623	3,596,738
Intelsat SA*(a)	251,311	2,389,968
Iridium Communications, Inc.*(a)	787,298	5,841,751
Premiere Global Services, Inc.*	119,610	1,290,592

		14,376,810

Electric Utilities 1.3%
El Paso Electric Co.	70,434	2,565,911
IDACORP, Inc.(a)	232,359	14,431,817
MGE Energy, Inc.	55,024	2,183,352

		19,181,080

Electrical Equipment 0.1%
Thermon Group Holdings, Inc.*	33,724	813,760

Electronic Equipment, Instruments & Components 2.3%
Benchmark Electronics, Inc.*	205,692	4,537,566
Checkpoint Systems, Inc.	250,630	2,190,506
Electro Rent Corp.	37,364	375,508
Fabrinet (Thailand)*	158,794	2,947,217
Jabil Circuit, Inc.	249,300	5,048,325
Methode Electronics, Inc.	37,394	1,003,281

See Notes to Financial Statements.

Prudential Small-Cap Value Fund	17

Portfolio of Investments

as of July 31, 2015 continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Electronic Equipment, Instruments & Components (cont’d.)
Sanmina Corp.*	846,374	$18,679,474

		34,781,877

Energy Equipment & Services 3.0%
Bristow Group, Inc.	306,973	13,829,134
Forum Energy Technologies, Inc.*	610,595	9,329,892
Frank’s International NV	171,500	2,776,585
Helix Energy Solutions Group, Inc.*	1,318,450	11,035,426
Matrix Service Co.*	25,888	501,709
Nabors Industries Ltd.	348,300	4,043,763
Newpark Resources, Inc.*	391,300	2,829,099
Parker Drilling Co.*	71,400	181,356
PHI, Inc.*	44,015	1,220,536

		45,747,500

Food & Staples Retailing 2.8%
Ingles Markets, Inc. (Class A Stock)	178,705	8,270,467
SpartanNash Co.	299,590	9,649,794
SUPERVALU, Inc.*	2,398,419	22,113,423
Weis Markets, Inc.	53,485	2,255,463

		42,289,147

Food Products 0.8%
Fresh Del Monte Produce, Inc.	210,061	8,301,611
Ingredion, Inc.	44,492	3,924,194
Omega Protein Corp.*	10,400	147,888

		12,373,693

Gas Utilities 0.8%
AGL Resources, Inc.	24,628	1,184,114
Chesapeake Utilities Corp.	8,315	427,558
Laclede Group, Inc. (The)	11,600	627,676
New Jersey Resources Corp.	293,400	8,479,260
Questar Corp.	51,300	1,135,782

		11,854,390

Health Care Providers & Services 1.3%
National Healthcare Corp.	26,006	1,643,579
Select Medical Holdings Corp.	1,036,485	14,956,479

See Notes to Financial Statements.

18

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Health Care Providers & Services (cont’d.)
Triple-S Management Corp. (Puerto Rico) (Class B Stock)*	144,533	$3,119,022

		19,719,080

Hotels, Restaurants & Leisure 0.2%
Marcus Corp. (The)	97,102	2,035,258
Speedway Motorsports, Inc.	71,090	1,489,335

		3,524,593

Household Durables 0.5%
CSS Industries, Inc.	25,745	730,901
Helen of Troy Ltd.*	82,505	7,242,289

		7,973,190

Insurance 9.5%
Allied World Assurance Co. Holdings AG	162,466	6,865,813
American Equity Investment Life Holding Co.	679,677	20,077,659
American Financial Group, Inc.	20,123	1,387,481
Argo Group International Holdings Ltd.	102,029	5,752,395
Aspen Insurance Holdings Ltd.	98,811	4,751,821
CNO Financial Group, Inc.	350,278	6,248,959
Crawford & Co. (Class B Stock)	17,100	118,332
EMC Insurance Group, Inc.	24,650	594,558
Employers Holdings, Inc.	186,698	4,480,752
Endurance Specialty Holdings Ltd.(a)	14,146	983,006
Enstar Group Ltd.*	26,671	4,267,093
FBL Financial Group, Inc. (Class A Stock)	79,168	4,513,368
First American Financial Corp.(a)	353,674	14,352,091
Global Indemnity PLC*	26,386	729,573
Hanover Insurance Group, Inc. (The)	128,452	10,385,344
HCI Group, Inc.	49,163	2,206,435
Independence Holding Co.	4,100	53,628
Infinity Property & Casualty Corp.	18,481	1,432,462
Maiden Holdings Ltd.	60,505	1,000,753
National Western Life Insurance Co. (Class A Stock)	4,200	1,012,158
Navigators Group, Inc. (The)*	101,662	7,947,935
Selective Insurance Group, Inc.	402,067	12,387,684
StanCorp Financial Group, Inc.	28,354	3,232,923
State Auto Financial Corp.	115,459	2,794,108
Symetra Financial Corp.	272,735	6,829,284
United Fire Group, Inc.	171,225	5,917,536

See Notes to Financial Statements.

Prudential Small-Cap Value Fund	19

Portfolio of Investments

as of July 31, 2015 continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Insurance (cont’d.)
United Insurance Holdings Corp.	329,280	$5,288,237
Universal Insurance Holdings, Inc.	359,485	9,857,079

		145,468,467

Internet & Catalog Retail
1-800-Flowers.com, Inc. (Class A Stock)*	52,300	520,385

IT Services 3.8%
CACI International, Inc. (Class A Stock)*	223,078	18,321,396
Convergys Corp.	747,931	18,780,547
Science Applications International Corp.	276,796	14,858,409
Sykes Enterprises, Inc.*	216,383	5,275,418

		57,235,770

Machinery 3.2%
Altra Industrial Motion Corp.	78,394	1,991,208
Blount International, Inc.*	55,431	463,403
Columbus McKinnon Corp.	40,668	954,071
Douglas Dynamics, Inc.	273,001	5,601,981
Federal Signal Corp.	358,264	5,359,629
Global Brass & Copper Holdings, Inc.	172,252	2,902,446
Hyster-Yale Materials Handling, Inc.	18,444	1,248,105
Kennametal, Inc.	72,900	2,310,201
LB Foster Co. (Class A Stock)	14,445	423,961
Meritor, Inc.*(a)	1,235,736	17,399,163
TriMas Corp.*	15,902	373,697
Trinity Industries, Inc.	75,431	2,207,111
Wabash National Corp.*	546,597	7,510,243

		48,745,219

Marine 0.5%
Matson, Inc.	203,265	8,419,236

Media 0.2%
Entercom Communications Corp. (Class A Stock)*(a)	66,982	705,321
Gray Television, Inc.*	94,700	1,599,483
Saga Communications, Inc. (Class A Stock)	9,110	368,955

		2,673,759

See Notes to Financial Statements.

20

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Metals & Mining 0.8%
Century Aluminum Co.*(a)	483,500	$4,506,220
Handy & Harman Ltd.*	39,593	1,171,953
Stillwater Mining Co.*	63,500	604,520
Worthington Industries, Inc.	225,515	6,102,436

		12,385,129

Multi-Utilities 0.2%
Black Hills Corp.	27,700	1,153,982
MDU Resources Group, Inc.	113,600	2,216,336

		3,370,318

Oil, Gas & Consumable Fuels 3.4%
Adams Resources & Energy, Inc.	27,878	1,331,732
Delek US Holdings, Inc.	404,333	14,422,558
EP Energy Corp. (Class A Stock)*(a)	365,300	3,057,561
Pacific Ethanol, Inc.*(a)	136,512	1,007,459
Panhandle Oil And Gas, Inc. (Class A Stock)	18,400	327,888
PBF Energy, Inc. (Class A Stock)	120,200	3,794,714
QEP Resources, Inc.	606,000	8,411,280
Renewable Energy Group, Inc.*	206,219	2,103,434
REX American Resources Corp.*	8,200	423,448
Ship Finance International Ltd. (Norway)(a)	173,269	2,898,790
Western Refining, Inc.	323,147	14,270,171

		52,049,035

Paper & Forest Products 1.3%
KapStone Paper & Packaging Corp.	438,322	10,256,735
Schweitzer-Mauduit International, Inc.	226,443	8,989,787

		19,246,522

Professional Services 1.1%
CRA International, Inc.*	76,505	1,785,627
ICF International, Inc.*	138,392	5,073,451
Korn/Ferry International	57,950	1,940,166
Navigant Consulting, Inc.*	297,348	4,674,310
RPX Corp.*	94,929	1,469,501
VSE Corp.	27,900	1,322,460

		16,265,515

See Notes to Financial Statements.

Prudential Small-Cap Value Fund	21

Portfolio of Investments

as of July 31, 2015 continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Real Estate Investment Trusts (REITs) 12.9%
AG Mortgage Investment Trust, Inc.	468,581	$8,528,174
American Capital Mortgage Investment Corp.	302,537	4,882,947
Apollo Commercial Real Estate Finance, Inc.	301,780	5,094,046
Apollo Residential Mortgage, Inc.	501,781	7,265,789
Armada Hoffler Properties, Inc.	258,089	2,645,412
Ashford Hospitality Prime, Inc.	47,079	685,470
Ashford Hospitality Trust, Inc.	1,150,220	10,052,923
Capstead Mortgage Corp.(a)	471,992	5,224,951
CBL & Associates Properties, Inc.	424,400	6,934,696
Cedar Realty Trust, Inc.	313,512	2,100,530
Chambers Street Properties	1,126,315	8,357,257
CorEnergy Infrastructure Trust, Inc.	90,376	562,139
CYS Investments, Inc.	1,104,909	8,574,094
Dynex Capital, Inc.	525,606	3,873,716
First Potomac Realty Trust	320,300	3,635,405
Franklin Street Properties Corp.	1,016,603	11,965,417
Geo Group, Inc. (The)	116,750	4,407,313
Getty Realty Corp.	52,369	870,373
Gladstone Commercial Corp.	119,576	1,915,608
Hersha Hospitality Trust	43,218	1,172,072
Hospitality Properties Trust	367,800	10,085,076
Inland Real Estate Corp.	684,989	6,726,592
Invesco Mortgage Capital, Inc.	1,224,526	17,645,420
Investors Real Estate Trust(a)	213,782	1,541,368
Lexington Realty Trust	1,620,077	13,932,662
Mack-Cali Realty Corp.	302,299	6,299,911
MFA Financial, Inc.	476,934	3,591,313
New Residential Investment Corp.	60,978	956,745
One Liberty Properties, Inc.	14,567	329,214
Pennymac Mortgage Investment Trust	596,043	10,585,724
RAIT Financial Trust	957,419	5,016,876
Redwood Trust, Inc.	58,700	909,850
Select Income REIT	799,328	16,042,513
Two Harbors Investment Corp.	296,680	3,032,070
WP Glimcher, Inc.	131,500	1,780,510

		197,224,176

Road & Rail 0.3%
AMERCO	7,800	2,803,086
ArcBest Corp.	27,332	903,323

See Notes to Financial Statements.

22

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Road & Rail (cont’d.)
Celadon Group, Inc.	22,100	$479,570
Covenant Transportation Group, Inc. (Class A Stock)*	14,700	347,067

		4,533,046

Semiconductors & Semiconductor Equipment 1.4%
Advanced Energy Industries, Inc.*	476,424	12,477,545
Amkor Technology, Inc.*	1,694,361	7,472,132
Pericom Semiconductor Corp.	5,752	68,851
Teradyne, Inc.	35,000	674,100
Ultra Clean Holdings, Inc.*	86,058	652,320
Xcerra Corp.*	37,000	232,545

		21,577,493

Specialty Retail 2.6%
Cato Corp. (The) (Class A Stock)	199,222	7,652,117
Children’s Place, Inc. (The)	27,300	1,580,670
Express, Inc.*	181,650	3,458,616
Group 1 Automotive, Inc.	27,435	2,660,372
Guess?, Inc.	128,422	2,811,157
Murphy USA, Inc.*	128,200	7,020,232
Outerwall, Inc.(a)	181,401	12,846,819
Shoe Carnival, Inc.	55,458	1,570,016
Tilly’s, Inc. (Class A Stock)*	17,900	161,995

		39,761,994

Textiles, Apparel & Luxury Goods 0.1%
Movado Group, Inc.	63,800	1,616,054

Thrifts & Mortgage Finance 4.4%
Dime Community Bancshares, Inc.	304,183	5,171,111
Federal Agricultural Mortgage Corp. (Class C Stock)	17,162	459,084
First Defiance Financial Corp.	58,972	2,267,473
Meta Financial Group, Inc.	17,015	860,278
OceanFirst Financial Corp.	70,555	1,236,829
Oritani Financial Corp.	335,682	5,273,564
PennyMac Financial Services, Inc. (Class A Stock)*	25,115	457,847
Provident Financial Services, Inc.	293,220	5,752,977
Radian Group, Inc.(a)	654,466	12,081,442
Territorial Bancorp, Inc.	35,100	888,381
TrustCo Bank Corp.	95,141	592,729

See Notes to Financial Statements.

Prudential Small-Cap Value Fund	23

Portfolio of Investments

as of July 31, 2015 continued

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Thrifts & Mortgage Finance (cont’d.)
Walker & Dunlop, Inc.*	280,521	$6,718,478
Washington Federal, Inc.	770,404	17,935,005
WSFS Financial Corp.	241,878	6,944,317

		66,639,515

Trading Companies & Distributors 2.2%
Aircastle Ltd.	741,353	17,844,367
CAI International, Inc.*	218,606	3,073,600
GATX Corp.	181,547	9,629,253
TAL International Group, Inc.*(a)	54,737	1,083,793
Textainer Group Holdings Ltd.(a)	98,369	2,229,041

		33,860,054

Water Utilities 0.3%
SJW Corp.	136,084	4,062,107

Wireless Telecommunication Services 0.1%
Shenandoah Telecommunications Co.	29,943	1,029,440
Spok Holdings, Inc.	65,300	1,092,469

		2,121,909

TOTAL COMMON STOCKS (cost $1,414,481,343)		1,495,076,289

EXCHANGE TRADED FUND 1.0%
iShares Russell 2000 Value Index Fund(a) (cost $15,079,090)	154,339	15,205,478

TOTAL LONG-TERM INVESTMENTS (cost $1,429,560,433)		1,510,281,767

SHORT-TERM INVESTMENT 6.2%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $94,920,559; includes $80,636,634 of cash collateral for securities on loan) (Note 3)(b)(c)	94,920,559	94,920,559

TOTAL INVESTMENTS 105.3% (cost $1,524,480,992; Note 5)		1,605,202,326
Liabilities in excess of other assets (5.3)%		(81,446,650)

NET ASSETS 100.0%		$1,523,755,676

See Notes to Financial Statements.

24

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $76,203,272; cash collateral of $80,636,634 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$21,276,147	$—	$—
Air Freight & Logistics	20,449,020	—	—
Airlines	16,385,232	—	—
Auto Components	65,801,762	—	—
Automobiles	2,648,712	—	—
Banks	243,359,031	—	—
Biotechnology	957,285	—	—
Capital Markets	27,745,077	—	—
Chemicals	31,484,663	—	—
Commercial Services & Supplies	35,859,321	—	—
Communications Equipment	1,838,781	—	—
Construction & Engineering	27,092,511	—	—
Consumer Finance	32,541,825	—	—
Containers & Packaging	6,017,018	—	—
Diversified Consumer Services	10,659,287	—	—
Diversified Financial Services	549,794	—	—
Diversified Telecommunication Services	14,376,810	—	—

See Notes to Financial Statements.

Prudential Small-Cap Value Fund	25

Portfolio of Investments

as of July 31, 2015 continued

	Level 1	Level 2	Level 3
Common Stocks (continued)
Electric Utilities	$19,181,080	$—	$—
Electrical Equipment	813,760	—	—
Electronic Equipment, Instruments & Components	34,781,877	—	—
Energy Equipment & Services	45,747,500	—	—
Food & Staples Retailing	42,289,147	—	—
Food Products	12,373,693	—	—
Gas Utilities	11,854,390	—	—
Health Care Providers & Services	19,719,080	—	—
Hotels, Restaurants & Leisure	3,524,593	—	—
Household Durables	7,973,190	—	—
Insurance	145,468,467	—	—
Internet & Catalog Retail	520,385	—	—
IT Services	57,235,770	—	—
Machinery	48,745,219	—	—
Marine	8,419,236	—	—
Media	2,673,759	—	—
Metals & Mining	12,385,129	—	—
Multi-Utilities	3,370,318	—	—
Oil, Gas & Consumable Fuels	52,049,035	—	—
Paper & Forest Products	19,246,522	—	—
Professional Services	16,265,515	—	—
Real Estate Investment Trusts (REITs)	197,224,176	—	—
Road & Rail	4,533,046	—	—
Semiconductors & Semiconductor Equipment	21,577,493	—	—
Specialty Retail	39,761,994	—	—
Textiles, Apparel & Luxury Goods	1,616,054	—	—
Thrifts & Mortgage Finance	66,639,515	—	—
Trading Companies & Distributors	33,860,054	—	—
Water Utilities	4,062,107	—	—
Wireless Telecommunication Services	2,121,909	—	—
Exchange Traded Fund	15,205,478	—	—
Affiliated Money Market Mutual Fund	94,920,559	—	—

Total	$1,605,202,326	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2015 were as follows (Unaudited):

Banks	16.0%
Real Estate Investment Trusts (REITs)	12.9
Insurance	9.5
Affiliated Money Market Mutual Fund (including 5.3% of collateral for securities on loan)	6.2%
Thrifts & Mortgage Finance	4.4

See Notes to Financial Statements.

26

Industry (cont’d.)
Auto Components	4.3%
IT Services	3.8
Oil, Gas & Consumable Fuels	3.4
Machinery	3.2
Energy Equipment & Services	3.0
Food & Staples Retailing	2.8
Specialty Retail	2.6
Commercial Services & Supplies	2.4
Electronic Equipment, Instruments & Components	2.3
Trading Companies & Distributors	2.2
Consumer Finance	2.1
Chemicals	2.1
Capital Markets	1.8
Construction & Engineering	1.8
Semiconductors & Semiconductor Equipment	1.4
Aerospace & Defense	1.4
Air Freight & Logistics	1.3
Health Care Providers & Services	1.3
Paper & Forest Products	1.3
Electric Utilities	1.3
Airlines	1.1
Professional Services	1.1
Exchange Traded Fund	1.0%
Diversified Telecommunication Services	0.9
Metals & Mining	0.8
Food Products	0.8
Gas Utilities	0.8
Diversified Consumer Services	0.7
Marine	0.5
Household Durables	0.5
Containers & Packaging	0.4
Road & Rail	0.3
Water Utilities	0.3
Hotels, Restaurants & Leisure	0.2
Multi-Utilities	0.2
Media	0.2
Automobiles	0.2
Wireless Telecommunication Services	0.1
Communications Equipment	0.1
Textiles, Apparel & Luxury Goods	0.1
Biotechnology	0.1
Electrical Equipment	0.1

105.3
Liabilities in excess of other assets	(5.3)

100.0%

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

At July 31, 2015, the Fund did not hold any derivative instruments in the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended July 31, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$35,507

See Notes to Financial Statements.

Prudential Small-Cap Value Fund	27

Portfolio of Investments

as of July 31, 2015 continued

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Equity contracts	$230,465

For the year ended July 31, 2015, the average value at trade date for futures long positions was $2,213,572.

See Notes to Financial Statements.

28

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

ANNUAL REPORT • JULY 31, 2015

Prudential Small-Cap Value Fund

Statement of Assets & Liabilities

as of July 31, 2015

Assets
Investments at value, including securities on loan of $76,203,272:
Unaffiliated investments (cost $1,429,560,433)	$1,510,281,767
Affiliated investments (cost $94,920,559)	94,920,559
Dividends and interest receivable	1,734,363
Receivable for Fund shares sold	1,556,511
Prepaid expenses	317

Total assets	1,608,493,517

Liabilities
Payable to broker for collateral for securities on loan	80,636,634
Payable for Fund shares reacquired	2,416,055
Management fee payable	961,740
Accrued expenses and other liabilities	446,299
Distribution fee payable	123,711
Affiliated transfer agent fee payable	104,330
Loan interest payable	43,826
Deferred trustees’ fees	3,104
Payable to custodian	2,142

Total liabilities	84,737,841

Net Assets	$1,523,755,676

Net assets were comprised of:
Shares of beneficial interest, at par	$60,479
Paid-in capital in excess of par	1,066,170,224

1,066,230,703
Undistributed net investment income	18,785,593
Accumulated net realized gain on investment transactions	357,304,922
Net unrealized appreciation (depreciation) on investments and foreign currencies	81,434,458

Net assets, July 31, 2015	$1,523,755,676

See Notes to Financial Statements.

30

Class A
Net asset value and redemption price per share, ($138,855,001 ÷ 5,508,009 shares of beneficial interest issued and outstanding)	$25.21
Maximum sales charge (5.50% of offering price)	1.47

Maximum offering price to public	$26.68

Class C
Net asset value, offering price and redemption price per share, ($35,292,671 ÷ 1,401,134 shares of beneficial interest issued and outstanding)	$25.19

Class Q
Net asset value, offering price and redemption price per share, ($121,282,878 ÷ 4,806,383 shares of beneficial interest issued and outstanding)	$25.23

Class R
Net asset value, offering price and redemption price per share, ($150,535,593 ÷ 6,022,333 shares of beneficial interest issued and outstanding)	$25.00

Class Z
Net asset value, offering price and redemption price per share, ($1,077,789,533 ÷ 42,740,725 shares of beneficial interest issued and outstanding)	$25.22

See Notes to Financial Statements.

Prudential Small-Cap Value Fund	31

Statement of Operations

Year Ended July 31, 2015

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $36,161)	$43,611,305
Affiliated income from securities lending, net	1,141,225
Affiliated dividend income	61,489
Interest income	208

Total income	44,814,227

Expenses
Management fee	12,192,688
Distribution fee—Class A	48,846
Distribution fee—Class C	39,703
Distribution fee—Class R	1,145,574
Transfer agent’s fees and expenses (including affiliated expense of $565,700)	1,427,000
Custodian and accounting fees	336,000
Shareholders’ reports	289,000
Registration fees	108,000
Loan interest expense	65,238
Trustees’ fees	60,000
Audit fee	33,000
Legal fees and expenses	32,000
Insurance expenses	25,000
Commitment fee on syndicated credit agreement	24,000
Miscellaneous	19,806

Total expenses	15,845,855
Less: Management fee waiver and/or expense reimbursement	(21,469)
Distribution fee waiver—Class A	(8,141)
Distribution fee waiver—Class R	(381,858)

Net expenses	15,434,387

Net investment income	29,379,840

Realized and Unrealized Gain (Loss) on Investments
Net realized gain on:
Investment transactions	374,630,627
Futures transactions	35,507

374,666,134

Net change in unrealized appreciation (depreciation) on:
Investments	(309,974,028)
Futures	230,465

(309,743,563)

Net gain on investments	64,922,571

Net Increase In Net Assets Resulting From Operations	$94,302,411

See Notes to Financial Statements.

32

Statement of Changes in Net Assets

	Year Ended July 31, 2015	Nine Months Ended July 31, 2014	Year Ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income	$29,379,840	$14,581,360	$18,548,643
Net realized gain on investment transactions	374,666,134	183,845,928	126,968,598
Net change in unrealized appreciation (depreciation) on investments	(309,743,563)	(114,619,981)	285,000,897

Net increase in net assets resulting from operations	94,302,411	83,807,307	430,518,138

Dividends and Distributions (Note 1)
Dividends from net investment income:
Class A	(3,754)	—	—
Class Q	(111,495)	—	—
Class R	(794,380)	(672,379)	(776,701)
Class Z	(19,226,093)	(16,894,291)	(15,186,130)

	(20,135,722)	(17,566,670)	(15,962,831)

Distributions from net realized gains:
Class A	(50,028)	—	—
Class Q	(1,006,344)	—	—
Class R	(14,252,367)	(8,544,731)	(2,403,994)
Class Z	(176,742,820)	(116,938,940)	(30,592,305)

	(192,051,559)	(125,483,671)	(32,996,299)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	682,265,424	389,878,196	421,010,529
Net asset value of shares issued in reinvestment of dividends and distributions	192,979,385	128,409,001	44,238,738
Net asset value of shares issued in merger (Note 8)	209,815,742	—	—
Cost of shares reacquired	(1,368,557,930)	(275,731,567)	(268,940,864)

Net increase (decrease) in net assets from Fund share transactions	(283,497,379)	242,555,630	196,308,403

Total increase (decrease)	(401,382,249)	183,312,596	577,867,411

Net Assets:
Beginning of period	1,925,137,925	1,741,825,329	1,163,957,918

End of period(a)	$1,523,755,676	$1,925,137,925	$1,741,825,329

(a) Includes undistributed net investment income of:	$18,785,593	$9,541,475	$12,526,785

See Notes to Financial Statements.

Prudential Small-Cap Value Fund	33

Notes to Financial Statements

The Target Portfolio Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of four series: Prudential Corporate Bond Fund (formerly known as the Target Mortgage-Backed Securities Portfolio), Prudential Core Bond Fund (formerly known as Target Intermediate Term Bond Portfolio), Target International Equity Portfolio and Prudential Small-Cap Value Fund (formerly known as Target Small Capitalization Value Portfolio) (the “Fund”). These financial statements relate to Prudential Small-Cap Value Fund. The financial statements of the other series are not presented herein.

The Fund’s investment objective is above average capital appreciation.

Effective June 19, 2015, the Prudential Small Cap Value Fund, a series of Prudential Investment Portfolios 5, merged into the Target Small Capitalization Value Portfolio and the Target Small Capitalization Value Portfolio was renamed the Prudential Small-Cap Value Fund.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Fund consistently follow such policies in the preparation of their financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation

34

Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Prudential Small-Cap Value Fund	35

Notes to Financial Statements

continued

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Fund securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Sub- sequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statements of Operations as a net realized gain or loss on financial futures contracts.

36

The Fund may invest in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The Fund may enter into equity index futures contracts to gain market exposure. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearing house acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies and forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Prudential Small-Cap Value Fund	37

Notes to Financial Statements

continued

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a sub-adviser may have negotiated and entered into on behalf of the Fund. For multi-sleeve Funds, different sub-advisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives under the FASB Accounting Standards Update (“ASU”) 2013-01 disclosure. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization

38

of premium and accretion of discount of debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management, that may differ from actual. The Trust’s expenses are allocated to the respective Fund on the basis of relative net assets except for expenses that are charged directly at the Fund or class level.

Net investment income or loss (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class), and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

REITs: The Fund may invest in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Dividends and Distributions: The Fund declares and pays a dividend from net investment income, if any, at least annually. The Fund declares and pays its net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on ex-dividend date. Permanent book/ tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital, in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign interest and dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Prudential Small-Cap Value Fund	39

Notes to Financial Statements

continued

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Quantitative Management Associates, LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. Prior to January 15, 2015, subadvisory services were provided by NFJ Investment Group LLC, EARNEST Partners, LLC, Lee Munder Capital Group LLC, J.P. Morgan Investment Management, Inc., Sterling Capital Management LLC, and Vaughan Nelson Investment Management, L.P. PI pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

Effective January 15, 2015, the management fee paid to PI is accrued daily and payable monthly, at an annual rate of .60% of the Fund’s average daily net assets up to $2 billion and .575% of the Fund’s average daily net assets in excess of $2 billion. Prior to January 15, 2015, the management fee was accrued daily and paid monthly at an annual rate of .60% of the Fund’s average daily net assets. The effective management fee rate before and net of any waivers and/or expense reimbursement was .60% for the year ended July 31, 2015.

Effective June 19, 2015, PI entered into an agreement that would waive fees in an amount up to .01% of the Fund’s average daily net assets through November 30, 2016, to the extent that the Fund’s net annual operating expenses and acquired fund fees and expenses (exclusive of taxes, interest, distribution (12b-1) fees and certain extraordinary expenses) exceed .68% of the Fund’s average daily net assets on an annualized basis.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class C, Class Q, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Class A, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

40

Pursuant to the Class A, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, and .75% of the average daily net assets of the Class A, C and R shares, respectively. PIMS has contractually agreed through November 30, 2016 to reduce such fees to .25% and .50% of the average daily net assets of the Class A and Class R shares, respectively.

PIMS has advised the Fund that it received $8,460 in front-end sales charges resulting from sales of Class A shares during the year ended July 31, 2015. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distributions costs.

PIMS has advised the Fund that for the year ended July 31, 2015, it received $17 in contingent deferred sales charges imposed upon redemption by certain Class C shareholders.

PI, PIM, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to non-affiliates where applicable.

PIM is the Trust’s securities lending agent. Earnings from securities lending are disclosed on the Statement of Operations as “Affiliated income from securities lending, net.” For the year ended July 31, 2015, PIM has been compensated $340,560 for the securities lending.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income.”

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments, for the year ended July 31, 2015, aggregated $2,166,211,972 and $2,804,915,780, respectively.

Prudential Small-Cap Value Fund	41

Notes to Financial Statements

continued

Note 5. Distributions and Tax Information

The Fund has a tax year end of October 31st.

For the tax year ended October 31, 2014, the tax character of dividends paid by the Fund were $47,513,986 of ordinary income and $95,536,357 of long-term capital gains. For the tax year ended October 31, 2013, the tax character of dividends paid by the Fund were $15,955,447 of ordinary income and $33,003,683 of long-term capital gains.

As of the latest tax year ended October 31, 2014, the accumulated undistributed earnings on a tax basis was $24,304,707 of ordinary income and $181,680,298 of long-term capital gains.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of July 31, 2015 were as follows:

Tax Basis	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$1,531,524,877	$173,435,173	$(99,757,724)	$73,677,449

The difference between book basis and tax basis were primarily attributable to deferred losses on wash sales and investments in passive foreign investment companies.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class C, Class Q, Class R and Class Z shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. All investors who purchase Class A shares in the amount of $1 million or more and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject

42

to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class C shares are sold with a CDSC of 1% on sales of shares made within 12 months of purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class R shares are available to certain retirement plans, clearing and settlement firms. Class Q, Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain limited circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of July 31, 2015, Prudential owned 422 Class A shares, 379 Class C shares, 839 Class Q shares and 206 Class R shares of the Fund.

Transactions in shares of beneficial interest were as follows:

Class A*	Shares	Amount
Year ended July 31, 2015:
Shares sold	256,519	$6,641,029
Shares issued in merger	5,504,962	145,111,161
Shares issued in reinvestment of dividends and distributions	2,110	53,785
Shares reacquired	(218,816)	(5,643,406)

Net increase (decrease) in shares outstanding before conversion	5,544,775	146,162,569
Shares issued upon conversion from other share classes	18,690	493,564
Shares reacquired upon conversion into other share classes	(55,927)	(1,456,042)

Net increase (decrease) in shares outstanding	5,507,538	$145,200,091

Period ended July 31, 2014:
Shares sold	471	$12,400
Shares issued in reinvestment of dividends and distributions	—	—
Shares reacquired	—	—

Net increase (decrease) in shares outstanding before conversion	471	$12,400

Prudential Small-Cap Value Fund	43

Notes to Financial Statements

continued

Class C**	Shares	Amount
Period ended July 31, 2015:
Shares sold	2,809	$71,094
Shares issued in merger	1,425,555	37,577,767
Shares reacquired	(9,490)	(243,847)

Net increase (decrease) in shares outstanding before conversion	1,418,874	37,405,014
Shares reacquired upon conversion into other share classes	(17,740)	(469,052)

Net increase (decrease) in shares outstanding	1,401,134	$36,935,962

Class Q***
Period ended July 31, 2015:
Shares sold	4,924,465	$133,901,991
Shares issued in merger	328,442	8,661,066
Shares issued in reinvestment of dividends and distributions	43,906	1,117,839
Shares reacquired	(1,122,415)	(29,139,037)

Net increase (decrease) in shares outstanding before conversion	4,174,398	114,541,859
Shares issued upon conversion from other share classes	631,985	12,402,208

Net increase (decrease) in shares outstanding	4,806,383	$126,944,067

Class R
Year ended July 31, 2015:
Shares sold	1,817,454	$47,501,610
Shares issued in merger	48,726	1,273,688
Shares issued in reinvestment of dividends and distributions	594,498	15,046,746
Shares reacquired	(1,818,147)	(47,405,016)

Net increase (decrease) in shares outstanding before conversion	642,531	16,417,028
Shares reacquired upon conversion into other share classes	(39,319)	(1,016,402)

Net increase (decrease) in shares outstanding	603,212	$15,400,626

Nine months ended July 31, 2014:
Shares sold	1,662,898	$44,575,334
Shares issued in reinvestment of dividends and distributions	356,699	9,217,111
Shares reacquired	(932,848)	(25,049,614)

Net increase (decrease) in shares outstanding before conversion	1,086,749	$28,742,831

Year ended October 31, 2013:
Shares sold	1,560,059	$37,559,057
Shares issued in reinvestment of dividends and distributions	152,585	3,180,695
Shares reacquired	(1,362,581)	(32,425,818)

Net increase (decrease) in shares outstanding before conversion	350,063	$8,313,934

44

Class Z	Shares	Amount
Year ended July 31, 2015:
Shares sold	18,866,202	$494,149,700
Shares issued in merger	652,201	17,192,060
Shares issued in reinvestment of dividends and distributions	6,945,423	176,761,015
Shares reacquired	(49,842,674)	(1,286,126,624)

Net increase (decrease) in shares outstanding before conversion	(23,378,848)	(598,023,849)
Shares issued upon conversion from other share classes	56,095	1,460,498
Shares reacquired upon conversion into other share classes	(594,173)	(11,414,774)

Net increase (decrease) in shares outstanding	(23,916,926)	$(607,978,125)

Nine months ended July 31, 2014:
Shares sold	12,761,686	$345,290,462
Shares issued in reinvestment of dividends and distributions	4,591,367	119,191,890
Shares reacquired	(9,251,729)	(250,681,953)

Net increase (decrease) in shares outstanding before conversion	8,101,324	$213,800,399

Year ended October 31, 2013:
Shares sold	16,009,439	$383,451,472
Shares issued in reinvestment of dividends and distributions	1,961,190	41,058,043
Shares reacquired	(9,886,028)	(236,515,046)

Net increase (decrease) in shares outstanding before conversion	8,084,601	$187,994,469

*	Commencement of operations was February 14, 2014.
**	Commencement of operations was June 19, 2015.
***	Commencement of operations was September 25, 2014.

Note 7. Borrowings

The Trust, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 9, 2014 through October 8, 2015. The Funds pay an annualized commitment fee of .075% of the unused portion of the SCA. Prior to October 9, 2014, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .08% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

Prudential Small-Cap Value Fund	45

Notes to Financial Statements

continued

The Fund utilized the line of credit during the year ended July 31, 2015. The average balance outstanding is for the number of days that the Fund had an outstanding balance.

Fund	Average Advances Outstanding During the Period	Average Interest Rate	Number of Days Advances Outstanding During the Period	Maximum Balance, Outstanding	Outstanding Borrowings at July 31, 2015
Prudential Small-Cap Value	44,212,703	1.44%	37	334,462,000	—

Note 8. Reorganization

On June 5, 2015, shareholders of the Prudential Small Cap Value Fund (the “merged fund”) approved the reorganization of the merged fund into the Target Small Capitalization Value Portfolio. The Target Small Capitalization Value Portfolio was renamed as the Prudential Small-Cap Value Fund (the “Fund”). As a result of the reorganization, the assets and liabilities of the merged fund were exchanged for shares of the Fund and the shareholders of the merged fund are now shareholders of the Fund. The reorganization took place on June 19, 2015. On such date, the merged fund had total investments cost and value of $180,344,203 and $209,972,145, respectively, representing the principal asset acquired by the acquiring Fund.

The purpose of the transaction was to combine two Funds with substantially similar investment objectives and policies.

The acquisition was accomplished by a tax-free exchange of the following shares on June 19, 2015:

Merged Fund		Acquiring Fund
Prudential Small Cap Value Fund		Prudential Small-Cap Value Fund (formerly known as Target Small Capitalization Value Portfolio)
Class	Shares	Class	Shares	Value
A	8,028,166	A	5,354,415	$141,142,728
B*	258,770	A	150,547	3,968,433
C	2,452,224	C	1,425,555	37,577,767
Q	493,784	Q	328,442	8,661,066
R	72,449	R	48,726	1,273,688
Z	979,452	Z	652,201	17,192,060

*	Class B shares of the merged fund were exchanged for Class A shares of the Fund.

46

For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the merged fund was carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation immediately before the acquisition were as follows:

Merged Fund			Acquiring Fund
Prudential Small Cap Value Fund			Prudential Small-Cap Value Fund (formerly known as Target Small Capitalization Value Portfolio)
Class	Net Assets	Unrealized Appreciation	Class	Net Assets
A	$141,142,728	$13,145,685	A	$1,113,333
B	3,968,433	19,531,206	—	—
C	37,577,767	(4,375,252)	C	10,000
Q	8,661,066	492,316	Q	52,435,535
R	1,273,688	(96,200)	R	156,030,223
Z	17,192,060	930,187	Z	1,693,422,714

Assuming the acquisition had been completed on August 1, 2014, the Fund’s results of operations for the year ended July 31, 2015 were as follows:

Net Investment Income	$31,796,286	(a)
Net realized and unrealized gain on investments	81,535,396	(b)

	$113,331,682

(a)	$29,379,840 as reported in the Statement of Operations, plus $2,040,446 Net Investment Income from the merged fund pre-merger and $376,000 of pro-forma eliminated expenses.
(b)	$64,922,571 as reported in the Statement of Operations, plus $16,612,825 Net Realized and Unrealized Gain (Loss) on Investments from the merged fund pre-merger.

Because both the merged fund and the Fund sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the merged fund that have been included in the Fund’s Statement of Operations since June 19, 2015.

Prudential Small-Cap Value Fund	47

Notes to Financial Statements

continued

Note 9. New Accounting Pronouncement

In May 2015, the FASB issued ASU No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

48

Financial Highlights

Class A Shares
	Year Ended July 31, 2015	February 14, 2014(d) through July 31, 2014(g)
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$26.70	$26.26
Income (loss) from investment operations:
Net investment income	.46	.09
Net realized and unrealized gain on investments	.78	.35
Total from investment operations	1.24	.44
Less Dividends and Distributions:
Dividends from net investment income	(.19)	-
Distributions from net realized gains	(2.54)	-
Total dividends and distributions	(2.73)	-
Net asset value, end of period	$25.21	$26.70
Total Return(a):	4.53%	1.68%

Ratios/Supplemental Data:
Net assets, end of period (000)	$138,855	$13
Average net assets (000)	$16,282	$12
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.14%	.93%	(e)
Expenses before waivers and/or expense reimbursement	1.20%	.98%	(e)
Net investment income	1.76%	.74%	(e)
Portfolio turnover rate	111%	42%	(f)

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based upon average shares outstanding during the period.

(c) Does not include expenses of the underlying funds in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Not annualized.

(g) For the period ended July 31, 2014. The Trust changed its fiscal year end from October 31 to July 31, effective July 31, 2014.

See Notes to Financial Statements.

Prudential Small-Cap Value Fund	49

Financial Highlights

continued

Class C Shares
	June 19, 2015(d) through July 31, 2015
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$26.36
Income (loss) from investment operations:
Net investment income	.02
Net realized and unrealized loss on investments	(1.19)
Total from investment operations	(1.17)
Net asset value, end of period	$25.19
Total Return(a):	(4.44)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$35,293
Average net assets (000)	$33,702
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.90%	(e)
Expenses before waivers and/or expense reimbursement	1.91%	(e)
Net investment income	.75%	(e)
Portfolio turnover rate	111%	(f)

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based upon average shares outstanding during the period.

(c) Does not include expenses of the underlying funds in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

50

Class Q Shares
	September 25, 2014(d) through July 31, 2015
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$26.68
Income (loss) from investment operations:
Net investment income	.36
Net realized and unrealized gain on investments	1.01
Total from investment operations	1.37
Less Dividends and Distributions:
Dividends from net investment income	(.28)
Distributions from net realized gains	(2.54)
Total dividends and distributions	(2.82)
Net asset value, end of period	$25.23
Total Return(a):	5.04%

Ratios/Supplemental Data:
Net assets, end of period (000)	$121,283
Average net assets (000)	$36,516
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.70%	(e)
Expenses before waivers and/or expense reimbursement	.70%	(e)
Net investment income	1.67%	(e)
Portfolio turnover rate	111%	(f)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based upon average shares outstanding during the period.

(c) Does not include expenses of the underlying funds in which the Fund invests.

(d) Commencement of operations.

(e) Annualized.

(f) Not annualized.

See Notes to Financial Statements.

Prudential Small-Cap Value Fund	51

Financial Highlights

continued

Class R Shares
	Year Ended July 31,	Nine Months Ended July 31,		Year Ended October 31,
	2015	2014(f)		2013	2012	2011	2010
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$26.51	$27.48		$21.21	$20.17	$18.80	$15.41
Income (loss) from investment operations:
Net investment income	.26	.11		.20	.19	.11	.10
Net realized and unrealized gain on investments	.91	.98		6.87	1.65	1.35	3.41
Total from investment operations	1.17	1.09		7.07	1.84	1.46	3.51
Less Dividends and Distributions:
Dividends from net investment income	(.14)	(.15)		(.19)	(.14)	(.09)	(.12)
Distributions from net realized gains	(2.54)	(1.91)		(.61)	(.66)	-	-
Total dividends and distributions	(2.68)	(2.06)		(.80)	(.80)	(.09)	(.12)
Net asset value, end of period	$25.00	$26.51		$27.48	$21.21	$20.17	$18.80
Total Return(a):	4.29%	4.17%		34.55%	9.51%	7.75%	22.93%

Ratios/Supplemental Data:
Net assets, end of period (000)	$150,536	$143,655		$119,047	$84,483	$69,790	$52,587
Average net assets (000)	$152,743	$134,383		$99,668	$76,205	$63,352	$43,680
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.22%	1.18%	(d)	1.17%	1.18%	1.21%	1.26%
Expenses before waivers and/or expense reimbursement	1.48%	1.43%	(d)	1.42%	1.43%	1.46%	1.51%
Net investment income	.99%	.54%	(d)	.83%	.92%	.55%	.57%
Portfolio turnover rate	111%	42%	(e)	40%	37%	44%	33%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based upon average shares outstanding during the period.

(c) Does not include expenses of the underlying funds in which the Fund invests.

(d) Annualized.

(e) Not annualized.

(f) For the nine month period ended July 31, 2014. The Trust changed its fiscal year end from October 31 to July 31, effective July 31, 2014.

See Notes to Financial Statements.

52

Class Z Shares
	Year Ended July 31,	Nine Months Ended July 31,		Year Ended October 31,
	2015(g)	2014(f)		2013	2012	2011	2010
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$26.73	$27.71		$21.39	$20.33	$18.95	$15.51
Income (loss) from investment operations:
Net investment income	.39	.21		.32	.29	.22	.19
Net realized and unrealized gain on investments	.92	1.00		6.91	1.67	1.34	3.45
Total from investment operations	1.31	1.21		7.23	1.96	1.56	3.64
Less Dividends and Distributions:
Dividends from net investment income	(.28)	(.28)		(.30)	(.24)	(.18)	(.20)
Distributions from net realized gains	(2.54)	(1.91)		(.61)	(.66)	-	-
Total dividends and distributions	(2.82)	(2.19)		(.91)	(.90)	(.18)	(.20)
Net asset value, end of period	$25.22	$26.73		$27.71	$21.39	$20.33	$18.95
Total Return(a):	4.79%	4.60%		35.16%	10.11%	8.22%	23.64%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,077,790	$1,781,471		$1,622,779	$1,079,475	$890,245	$800,761
Average net assets (000)	$1,828,713	$1,782,968		$1,342,995	$1,000,086	$872,587	$674,452
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.72%	.68%	(d)	.67%	.68%	.71%	.76%
Expenses before waivers and/or expense reimbursement	.72%	.68%	(d)	.67%	.68%	.71%	.76%
Net investment income	1.48%	1.05%	(d)	1.32%	1.42%	1.06%	1.07%
Portfolio turnover rate	111%	42%	(e)	40%	37%	44%	33%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based upon average shares outstanding during the period.

(c) Does not include expenses of the underlying funds in which the Fund invests.

(d) Annualized.

(e) Not annualized.

(f) For the nine month period ended July 31, 2014. The Trust changed its fiscal year end from October 31 to July 31, effective July 31, 2014.

(g) Class T shares were renamed Class Z shares effective June 19, 2015.

See Notes to Financial Statements.

Prudential Small-Cap Value Fund	53

Report of Independent Registered Public

Accounting Firm

The Board of Trustees and Shareholders

The Target Portfolio Trust:

We have audited the accompanying statement of assets and liabilities of the Prudential Small-Cap Value Fund (formerly known as Target Small Capitalization Value Portfolio), a series of the Target Portfolio Trust, including the portfolio of investments, as of July 31, 2015, and the related statement of operations for the year then ended and the statement of changes in net assets for the year then ended, the nine-month period ended July 31, 2014, and the year ended October 31, 2013 and the financial highlights for the year then ended, for the nine-month period ended July 31, 2014 and for each of the years in the four-year period ended, October 31, 2013. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2015, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of July 31, 2015, and the results of its operations, the changes in its net assets, and the financial highlights for each of the years or periods described in the above paragraph, in conformity with U.S. generally accepted accounting principles.

New York, New York

September 17, 2015

54

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS

(Unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Ellen S. Alberding (57) Board Member Portfolios Overseen: 66	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (since 2011); Trustee, Skills for America’s Future (national initiative to connect employers to community colleges) (since 2011); Trustee, National Park Foundation (charitable foundation for national park system) (since 2009); Trustee, Economic Club of Chicago (since 2009).	None.
Kevin J. Bannon (63) Board Member Portfolios Overseen: 66	Managing Director (April 2008-May 2015) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).
Linda W. Bynoe (63) Board Member Portfolios Overseen: 66	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).	Director of Simon Property Group, Inc. (retail real estate) (May 2003-May 2012); Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).

Prudential Small-Cap Value Fund

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Keith F. Hartstein (58) Board Member Portfolios Overseen: 66	Retired; Member (since November 2014) of the Governing Council of the Independent Directors Council (organization of independent mutual fund directors); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.
Michael S. Hyland, CFA (69) Board Member Portfolios Overseen: 66	Retired (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.
Richard A. Redeker (72) Board Member & Independent Chair Portfolios Overseen: 66	Retired Mutual Fund Senior Executive (47 years); Management Consultant; Director, Mutual Fund Directors Forum (since 2014); Independent Directors Council (organization of independent mutual fund directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.	None.
Stephen G. Stoneburn (72) Board Member Portfolios Overseen: 66	Chairman (since July 2011), President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc. (1975-1989).	None.

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Interested Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Stuart S. Parker (52) Board Member & President Portfolios Overseen: 66	President of Prudential Investments LLC (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of Prudential Investments LLC (June 2005-December 2011).	None.
Scott E. Benjamin (42) Board Member & Vice President Portfolios Overseen: 66	Executive Vice President (since June 2009) of Prudential Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, Prudential Investments (since February 2006); Vice President of Product Development and Product Management, Prudential Investments (2003-2006).	None.
Grace C. Torres* (56) Board Member Portfolios Overseen: 64	Retired; formerly Treasurer and Principal Financial and Accounting Officer of the Prudential Investments Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of Prudential Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.	Director (since July 2015) of Sun Bancorp, Inc. N.A.

*

Note: Prior to her retirement in 2014, Ms. Torres was employed by Prudential Investments LLC. Due to her prior employment, she is considered to be an “interested person” under the 1940 Act. Ms. Torres is a non-management Interested Board Member.

(1)	The year that each individual joined the Board is as follows:

Ellen S. Alberding, 2013; Kevin J. Bannon, 2008; Linda W. Bynoe, 2005; Keith F. Hartstein, 2013; Michael S. Hyland, 2008; Richard A. Redeker, 2003; Stephen G. Stoneburn, 1999; Grace C. Torres, 2014; Stuart S. Parker, Board Member and President since 2012; Scott E. Benjamin, Board Member since 2010 and Vice President since 2009.

Prudential Small-Cap Value Fund

Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Raymond A. O’Hara (59) Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of Prudential Investments LLC (since June 2012); Chief Legal Officer of Prudential Mutual Fund Services LLC (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988–August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).	Since 2012
Chad A. Earnst (39) Chief Compliance Officer	Chief Compliance Officer (September 2014-Present) of Prudential Investments LLC; Chief Compliance Officer (September 2014-Present) of the Prudential Investments Funds, Target Funds, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., Prudential Global Short Duration High Yield Income Fund, Inc., Prudential Short Duration High Yield Fund, Inc. and Prudential Jennison MLP Income Fund, Inc.; formerly Assistant Director (March 2010-August 2014) of the Asset Management Unit, Division of Enforcement, US Securities & Exchange Commission; Assistant Regional Director (January 2010-August 2014), Branch Chief (June 2006–December 2009) and Senior Counsel (April 2003-May 2006) of the Miami Regional Office, Division of Enforcement, US Securities & Exchange Commission.	Since 2014
Deborah A. Docs (57) Secretary	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of Prudential Investments LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2004
Jonathan D. Shain (56) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of Prudential Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2005

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Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Claudia DiGiacomo (40) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of Prudential Investments LLC (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since 2005
Andrew R. French (52) Assistant Secretary	Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of Prudential Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since 2006
Amanda S. Ryan (37) Assistant Secretary	Director and Corporate Counsel (since March 2012) of Prudential; Director and Assistant Secretary (since June 2012) of Prudential Investments LLC; Associate at Ropes & Gray LLP (2008-2012).	Since 2012
Theresa C. Thompson (52) Deputy Chief Compliance Officer	Vice President, Compliance, Prudential Investments LLC (since April 2004); and Director, Compliance, Prudential Investments LLC (2001-2004).	Since 2008
Richard W. Kinville (46) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2005) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2007); formerly Investigator and Supervisor in the Special Investigations Unit for the New York Central Mutual Fire Insurance Company (August 1994-January 1999); Investigator in AXA Financial’s Internal Audit Department and Manager in AXA’s Anti-Money Laundering Office (January 1999-January 2005); first chair of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (June 2007-December 2009).	Since 2011
M. Sadiq Peshimam (51) Treasurer and Principal Financial and Accounting Officer	Vice President (since 2005) of Prudential Investments LLC; formerly Assistant Treasurer of funds in the Prudential Mutual Fund Complex (2006-2014).	Since 2006
Peter Parrella (56) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).	Since 2007
Lana Lomuti (48) Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within Prudential Mutual Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since 2014
Linda McMullin (53) Assistant Treasurer	Vice President (since 2011) and Director (2008-2011) within Prudential Mutual Fund Administration.	Since 2014
Kelly A. Coyne (46) Assistant Treasurer	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010).	Since 2015

(a)	Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Prudential Small-Cap Value Fund

Explanatory Notes to Tables:

•	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with Prudential Investments LLC and/or an affiliate of Prudential Investments LLC.

•	Unless otherwise noted, the address of all Board Members and Officers is c/o Prudential Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4077.

•

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

•

“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

•

“Portfolios Overseen” includes all investment companies managed by Prudential Investments LLC. The investment companies for which Prudential Investments LLC serves as manager include the Prudential Investments Mutual Funds, The Prudential Variable Contract Accounts, Target Mutual Funds, Prudential Short Duration High Yield Fund, Inc., Prudential Global Short Duration High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

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Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of Prudential Small-Cap Value Fund (the “Fund”)1 consists of ten individuals, seven of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”). In considering the renewal of the agreement, the Board, including all of the Independent Trustees, met on June 9-11, 2015 and approved the renewal of the agreement through July 31, 2016, after concluding that the renewal of the agreement was in the best interests of the Fund and its shareholders.

At the June 9-11, 2015 meetings the Board did not consider the renewal of the Fund’s subadvisory agreement with Quantitative Management Associates LLC (“QMA”), because QMA had assumed subadvisory responsibilities for the Fund during January 2015, and the Board had previously approved the subadvisory agreement between PI and QMA for an initial period of two years. The Board noted that it would consider the renewal of the QMA subadvisory agreement as part of its annual consideration of the Fund’s management and subadvisory agreements in 2016.

In advance of the meetings, the Board requested and received materials relating to the agreement, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreement, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI, the performance of the Fund,

[1]	Prudential Small-Cap Value Fund is a series of The Target Portfolio Trust.

Prudential Small-Cap Value Fund

Approval of Advisory Agreements (continued)

the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which was responsible for the Board’s decision to approve the management agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 9-11, 2015.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, was in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreement are discussed separately below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PI. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and interested Trustees of the Trust who are not part of Fund management.

The Board considered the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund. The Board was provided with information pertaining to PI’s organizational structure, senior management, investment operations, and other relevant information pertaining to PI. The Board also noted that it received a favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI to the Fund, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI under the management agreement.

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Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board further noted that the subadviser is affiliated with PI and that its profitability is reflected in PI’s profitability report. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

PI and the Board previously retained an outside business consulting firm to review management fee breakpoint usage and trends in management fees across the mutual fund industry. The consulting firm presented its analysis and conclusions as to the Funds’ management fee structures to the Board and PI. The Board and PI have discussed these conclusions extensively since that presentation.

The Board received and discussed information concerning economies of scale that PI may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but that at its current level of assets the Fund does not realize the effect of those rate reductions. The Board took note that the Fund’s fee structure currently results in benefits to Fund shareholders whether or not PI realizes any economies of scale. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PI’s assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Prudential Small-Cap Value Fund

Approval of Advisory Agreements (continued)

Other Benefits to PI

The Board considered potential ancillary benefits that might be received by PI and its affiliates as a result of its relationship with the Fund. The Board concluded that potential benefits to be derived by PI included fees received by affiliates of PI for serving as the Fund’s securities lending agent, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the benefits derived by PI were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2014.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended July 31, 2014. The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe (the Lipper Small-Cap Value Funds Performance Universe) and the Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

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Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	3rd Quartile	3rd Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its benchmark index over all periods.
•

The Board noted that during the first quarter of 2015, the Fund implemented new investment policies and investment strategies and appointed a new subadviser to replace the Fund’s former subadvisers. As a result, the Fund’s past performance did not reflect the current management of the Fund.

•

The Board noted that PI had permanently reduced its management fee of 0.60% on all assets by introducing a breakpoint, so that the Fund’s management fee schedule was now 0.60% of average daily net assets up to $2 billion and 0.575% over $2 billion.

•	The Board and PI agreed to waive up to 0.010% to the extent that the Fund’s annual net operating expenses exceed 0.68% (exclusive of 12b-1 and certain other fees) through November 30, 2016.
•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the management agreement.
•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that approval of the agreement was in the best interests of the Fund and its shareholders.

Prudential Small-Cap Value Fund

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website at www.sec.gov.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Deborah A. Docs, Secretary • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISERS	QMA	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Small-Cap Value Fund, Prudential Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL SMALL-CAP VALUE FUND

SHARE CLASS	A	C	Q	R	Z
NASDAQ	TSVAX	TRACX	TSVQX	TSVRX	TASVX
CUSIP	875921785	875921710	875921777	875921843	875921306

MF232E    0282249-00001-00

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL CORE BOND FUND

(formerly known as the Target Intermediate-Term Bond Portfolio)

ANNUAL REPORT • JULY 31, 2015

Objective

Total return

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s securities are for the period covered by this report and are subject to change thereafter.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS). Prudential Fixed Income is a unit of Prudential Investment Management, Inc. (PIM), a registered investment adviser. PIMS and PIM are Prudential Financial companies. © 2015 Prudential Financial, Inc. and its related entities. Prudential Investments LLC, Prudential, the Prudential logo, Bring Your Challenges, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

September 15, 2015

Dear Shareholder:

We hope you find the annual report for the Prudential Core Bond Fund, formerly the Target Intermediate-Term Bond Portfolio, informative and useful. The report covers performance for the 12-month period that ended July 31, 2015. On January 22, 2015, Prudential Investment Management, Inc. became the Fund’s new investment subadviser. Since the Fund was repositioned later in the reporting period, its performance is also based on the investment strategies of its previous subadviser.

As always, Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Core Bond Fund

Prudential Core Bond Fund	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 7/31/15
	One Year	Five Years	Ten Years	Since Inception
Class A	N/A	N/A	N/A	–0.05% (2/17/15)
Class C	N/A	N/A	N/A	–0.30 (2/17/15)
Class Q	N/A	N/A	N/A	0.06 (2/17/15)
Class R	N/A	N/A	N/A	–0.16 (2/17/15)
Class Z†	–0.02%	13.23%	63.98%	—
Barclays US Aggregate Bond Index	2.82	17.47	56.88	—
Barclays Intermediate Government/Credit Bond Index*	2.27	13.91	50.05	—
Lipper Core Bond Funds Average	1.90	18.27	50.94	—

Average Annual Total Returns (With Sales Charges) as of 6/30/15
	One Year	Five Years	Ten Years	Since Inception
Class A	N/A	N/A	N/A	N/A (2/17/15)
Class C	N/A	N/A	N/A	N/A (2/17/15)
Class Q	N/A	N/A	N/A	N/A (2/17/15)
Class R	N/A	N/A	N/A	N/A (2/17/15)
Class Z†	–1.03%	2.72%	4.92%	—
Barclays US Aggregate Bond Index	1.86	3.35	4.44	—
Barclays Intermediate Government/Credit Bond Index*	1.68	2.79	4.02	—
Lipper Core Bond Funds Average	1.11	3.54	4.03	—

Average Annual Total Returns (With Sales Charges) as of 7/31/15
	One Year	Five Years	Ten Years	Since Inception
Class A	N/A	N/A	N/A	N/A (2/17/15)
Class C	N/A	N/A	N/A	N/A (2/17/15)
Class Q	N/A	N/A	N/A	N/A (2/17/15)
Class R	N/A	N/A	N/A	N/A (2/17/15)
Class Z†	–0.02%	2.52%	5.07%	—

*The Fund adopted new investment policies and strategies earlier this year. As a result, the Fund no longer utilizes the Barclays Intermediate Government/Credit Bond Index for its performance comparisons.

†Class Z shares were formerly known as Class T shares.

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Growth of a $10,000 Investment

The graph compares a $10,000 investment in the Prudential Core Bond Fund (Class Z) with a similar investment in the Barclays Intermediate Government/Credit Bond Index and the Barclays US Aggregate Bond Index by portraying the initial account values at the beginning of the 10-year period (July 31, 2005) and the account values at the end of the current fiscal period (July 31, 2015), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and (b) all dividends and distributions were reinvested. The line graph provides information for Class Z shares only. As indicated in the tables provided earlier, performance for Class A, Class C, Class Q, and Class R shares will vary due to the differing charges and expenses applicable to each share class (as indicated in the following paragraphs). Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Past performance does not predict future performance. Total returns and the ending account values in the graph include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

Prudential Core Bond Fund	3

Your Fund’s Performance (continued)

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described in the table below.

	Class A	Class C	Class Q	Class R	Class Z
Maximum initial sales charge	4.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees	.25%	1%	None	.75% (.50% currently)	None

Benchmark Definitions

Barclays US Aggregate Bond Index

The Barclays US Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the US government and its agencies and by corporations with between one and 10 years remaining maturity. It gives a broad indication of how prices of short- and intermediate-term bonds have performed. The cumulative total return for the Barclays US Aggregate Bond Index measured from the month-end closest to the inception date for Class A, Class C, Class Q, and Class R through 7/31/15 is –0.54%. Class A, C, Q, and R shares have been in existence for less than one year and have no average annual total return performance information available.

Barclays Intermediate Government/Credit Bond Index

The Barclays Intermediate Government/Credit Bond Index is an unmanaged index of publicly traded US government bonds and investment-grade corporate bonds with maturities of up to 10 years. It gives a broad indication of how intermediate-term bonds have performed. The cumulative total return for the Barclays Intermediate Government/Credit Bond Index measured from the month-end closest to the inception date for Class A, Class C, Class Q, and Class R shares through 7/31/15 is 0.22%. Class A, C, Q, and R shares have been in existence for less than one year and have no average annual total return performance information available.

Lipper Core Bond Funds Average

Lipper Core Bond funds invest at least 85% in domestic investment-grade debt issues (rated in the top four grades) with any remaining investment in non-benchmark sectors such as high yield, global and emerging market debt. These funds maintain dollar-weighted average maturities of five to 10 years. The cumulative total return for the Lipper Average measured from the month-end closest to the inception date for Class A, Class C, Class Q, and Class R shares through 7/31/15 is –0.75%. Class A, C, Q, and R shares have been in existence for less than one year and have no average annual total return performance information available.

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Distributions and Yields as of 7/31/15
	Total Distributions Paid for 12 Months	30-Day SEC Yield	30-Day Unsubsidized SEC Yield
Class A	$0.11	1.85%	1.35%
Class C	0.07	1.28	0.81
Class Q	0.12	2.15	1.57
Class R	0.09	1.69	0.86
Class Z	0.25	2.18	1.69

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Credit Quality expressed as a percentage of total investments as of 7/31/15
AAA	46.1%
AA	7.1
A	23.1
BBB	18.1
BB	0.5
Not Rated	4.3
Cash/Cash Equivalents	0.8
Total Investments	100.0%

Source: PIM.

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), Standard & Poor’s (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. The Not Rated category consists of securities that have not been rated by a nationally recognized statistical rating organization. Credit ratings are subject to change.

Prudential Core Bond Fund	5

Strategy and Performance Overview

How did the Fund perform?

The Prudential Core Bond Fund’s Class Z shares returned -0.02% for the 12 months ended July 31, 2015. This compares with the 2.82% return of the Barclays US Aggregate Bond Index (the Index) and the 1.90% return of the Lipper Core Bond Funds Average during the same period.

On February 17, 2015, the Prudential Target Intermediate-Term Bond Portfolio was repositioned and renamed the Prudential Core Bond Fund. Over the reporting period, part of the Fund’s return is based on the performance of the former Target Intermediate-Term Bond Portfolio. After February 17, 2015, performance is based on the investment strategy of the Prudential Core Bond Fund.

What were conditions like in the bond market?

•

In the closing months of 2014, the growing divergence between the monetary policies of the Federal Reserve (Fed) and other global central banks, combined with rising geopolitical risk in Eastern Europe and the Middle East, contributed to a growing sense of unease, increasing risk aversion.

•

Investor sentiment improved in 2015, as many of the world’s central banks adopted more dovish stances. Some central banks put anticipated interest rate hikes on hold, while others unexpectedly cut rates—in some cases, dropping them into negative territory. Two of the biggest contributors to the waning sense of risk aversion were the European Central Bank, which finally announced a government bond purchase program, and the Fed, which in March pushed back expectations for potential rate hikes.

•

Overall, during the reporting period, the bond market was fixated on signs of a global economic slowdown, particularly in China, and associated weakness in commodity prices and declining energy prices.

•

The US economic expansion remained on track, although several temporary setbacks in the first quarter of 2015 led some market participants to revise downward their full-year growth forecasts. Labor market developments remained encouraging, as wages and employment cost indicators showed signs of increasing and the unemployment rate continued to fall.

•

US Treasuries posted solid performance, returning 3.3% as rates fell during the period. Yields on the 5- and 10-year Treasury fell 13 and 32 bps, respectively, during the period, ending at 1.54% and 2.20% as of July 31, 2015. Securitized products outperformed Treasuries during the period returning 3.5%. Government-related securities and corporates also performed well but underperformed Treasuries returning 1.5% and 2.2%. US corporate bonds

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were weighed down by heavy new issuance. Most of the increase in new issuance was from industrial companies seeking to issue debt ahead of the Fed’s first rate hike in nine years, which was widely expected to occur later in 2015, as well as from companies funding shareholder buybacks and merger and acquisition activities.

What strategies proved most beneficial to the Fund’s performance during the period between February 17, 2015 and July 31, 2015?

•	Security selection among Treasury securities, non-agency residential mortgage-backed securities, and investment-grade corporate bonds added most to performance.

•	Within corporate bonds, the Fund benefited from its overweights relative to the Index in the banking and life insurance sectors, as well as an underweight in the cable and satellite sector.

•	Security selection in the electric and water, midstream energy, and telecommunication sectors was positive.

•

In individual security selection, the Fund benefited from overweights in investment banking firm Goldman Sachs and in midstream energy names, including Citrus, LLC; DCP Midstream; and Helmerich & Payne.

What strategies detracted most from the Fund’s performance during the period between February 17, 2015 and July 31, 2015?

•	The Fund’s overall sector allocation hurt performance, with an overweight in investment-grade corporate bonds detracting the most.

•	Overweight positions in the midstream energy, automotive, and chemicals sectors dampened returns.

•	Security selection within the banking, metals and mining, and health care and pharmaceuticals sectors was negative.

•

In individual security selection, the Fund’s overweight positions in mining company Barrick Gold, midstream energy company Williams Companies, automobile manufacturer General Motors, and health care insurer Aetna detracted from performance.

Prudential Core Bond Fund	7

Strategy and Performance Overview (continued)

Before February 17, 2015, the Fund’s current subadviser (which acquired management of the Fund on January 22, 2015) and former subadviser Pacific Investment Management Company LLC, recorded generally positive returns. The following strategies had a positive impact on the Fund’s performance versus the Barclays Intermediate Government/Credit Index (the Fund’s former benchmark):

•	Tactical exposure to Australian interest rates added to results, as yields fell across the curve.

•	The Fund benefited from its currency positioning, particularly a long position in the US dollar versus the euro and the Japanese yen, as these two currencies weakened against the US dollar.

•	Security selection within high yield corporate credit, primarily among financials and industrials high yield bonds, contributed positively.

•	The Fund was helped by its allocations to non-agency mortgage-backed securities and European residential mortgage-backed securities, both of which outperformed.

•	Select exposures to external sovereign emerging markets debt and quasi-sovereign emerging markets debt enhanced returns.

The following strategies had a negative or neutral impact on the Fund’s performance versus the Barclays Intermediate Government/Credit Index:

•	Holdings of Treasury Inflation-Protected Securities (TIPS), as inflation expectations declined significantly.

•	The Fund’s overall yield curve positioning, which focused on intermediate maturities while maintaining a defensive position in long-term maturities.

•	A defensive position in core eurozone debt securities.

•	Exposure to Brazilian debt securities.

•	An underweight relative to the Barclays Intermediate Government/Credit Index in US agency bonds.

Did the Fund use derivatives and how did they affect performance?

Derivatives were used in the Fund by the former subadviser to manage interest rate and credit risk in the US and global markets. The Fund’s exposure to derivatives was a slight detractor from performance.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on February 1, 2015, at the beginning of the period, and held through the six-month period ended July 31, 2015. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following pages provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following pages. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account

Prudential Core Bond Fund	9

Fees and Expenses (continued)

balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Core Bond Fund		Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual**	$1,000.00	$999.50	0.70%	$3.16
	Hypothetical	$1,000.00	$1,021.32	0.70%	$3.51

Class C	Actual**	$1,000.00	$997.00	1.45%	$6.54
	Hypothetical	$1,000.00	$1,017.60	1.45%	$7.25

Class Q	Actual**	$1,000.00	$1,000.60	0.45%	$2.03
	Hypothetical	$1,000.00	$1,022.56	0.45%	$2.26

Class R	Actual**	$1,000.00	$998.40	0.95%	$4.29
	Hypothetical	$1,000.00	$1,020.08	0.95%	$4.76

Class Z	Actual	$1,000.00	$981.70	0.45%	$2.21
	Hypothetical	$1,000.00	$1,022.56	0.45%	$2.26

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended July 31, 2015, and divided by the 365 days in the Fund’s fiscal year ended July 31, 2015 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**“Actual” expenses are calculated using the 165 day period ended July 31, 2015 due to the Class’s inception date of February 17, 2015.

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The Fund’s annualized expense ratios for the 12-month period ended July 31, 2015, are as follows:

Class	Gross Operating Expenses	Net Operating Expenses
A	1.16%	0.70%
C	1.82	1.45
Q	0.75	0.45
R	1.64	0.95
Z	0.78	0.61

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Core Bond Fund	11

Portfolio of Investments

as of July 31, 2015

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS 99.0%

ASSET-BACKED SECURITIES 9.0%

Collateralized Loan Obligations 4.8%
Apidos CLO IX (Cayman Islands), Series 2012-9AR, Class AR, 144A	1.589%(a)	07/15/23	250	$248,927
ARES CLO Ltd. (Cayman Islands), Series 2012-2A, Class AR, 144A	1.576(a)	10/12/23	250	249,454
Arrowpoint CLO Ltd. (Cayman Islands), Series 2015-4A, Class A, 144A	1.837(a)	04/18/27	250	248,686
Avery Point VI CLO Ltd. (Cayman Islands), Series 2015-6A, Class A, 144A	1.830(a)	08/05/27	250	248,763
Catamaran CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	1.807(a)	04/22/27	250	248,668
Flatiron CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.689(a)	01/17/26	250	249,000
Franklin CLO V Ltd., Series 5A, Class A2, 144A	0.546(a)	06/15/18	203	202,741
Gramercy Park CLO Ltd. (Cayman Islands), Series 2012-1AR, Class A1R, 144A	1.589(a)	07/17/23	250	249,646
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	1.763(a)	04/15/27	250	250,087
KVK CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	1.857(a)	05/20/27	250	250,325
Landmark IX CDO Ltd., Series 2007-9A, Class A1, 144A	0.504(a)	04/15/21	61	61,223
Mountain View CLO Ltd. (Cayman Islands), Series 2015-9A, Class A1A, 144A	1.739(a)	07/15/27	250	247,513
Neuberger Berman CLO XVI Ltd. (Cayman Islands), Series 2014-16A, Class A1, 144A	1.759(a)	04/15/26	500	497,305
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1, 144A	1.781(a)	05/21/27	250	248,056
Shackleton VI CLO (Cayman Islands), Series 2014-6A, Class A1, 144A	1.769(a)	07/17/26	250	249,994
Treman Park CLO LLC (Cayman Islands), Series 2015-1A, Class A, 144A	1.761(a)	04/20/27	250	249,563
Voya CLO Ltd. (Cayman Islands), Series 2012-2AR, Class AR, 144A	1.589(a)	10/15/22	750	746,443
West CLO Ltd. (Cayman Islands), Series 2012-1A, Class A1A, 144A	1.676(a)	11/07/25	250	249,038

				4,995,432

See Notes to Financial Statements.

Prudential Core Bond Fund	13

Portfolio of Investments

as of July 31, 2015 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities 2.4%
Avis Budget Rental Car Funding AESOP LLC,
Series 2013-1A, Class A, 144A	1.920%	09/20/19	600	$596,995
Series 2015-2A, Class A, 144A	2.630	12/20/21	400	400,919
Hertz, Series 2015-1A, Class A(b)	2.730	03/25/21	600	595,500
Highbridge Loan Management Ltd. (Cayman Islands), Series 6A-2015, Class A, 144A	1.271(a)	05/05/27	250	249,232
Madison Park Funding X Ltd. (Cayman Islands), Series 2012-10A, Class A1A, 144A	1.657(a)	01/20/25	250	249,145
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160	11/15/24	345	348,549

				2,440,340

Residential Mortgage-Backed Securities 1.8%
LSTAR Securities Investment Trust, Series 2015-6, Class A, 144A	2.187(a)	05/01/20	420	415,064
RAAC Trust, Series 2007-SP3, Class A1	1.391(a)	09/25/47	487	476,882
Sierra Timeshare 2013-3 Receivables Funding LLC, Series 2013-3A, Class A, 144A	2.200	10/20/30	284	284,231
VOLT XXXIV LLC, Series 2015-NPL7, Class A1, 144A	3.250	02/25/55	687	684,255

				1,860,432

TOTAL ASSET-BACKED SECURITIES (cost $9,295,258)				9,296,204

COMMERCIAL MORTGAGE-BACKED SECURITIES 11.4%
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A4	2.878	02/10/48	1,100	1,071,112
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A1A	5.297	12/15/39	1,096	1,140,090
FHLMC Multifamily Structured Pass-Through Certificates,
Series K029, Class A2	3.320	02/25/23	1,000	1,052,959
Series K033, Class A2	3.060(a)	07/25/23	500	516,256
Series K036, Class A2	3.527	10/25/23	1,100	1,168,518
GS Mortgage Securities Corp. II, Series 2015-C20, Class A2	3.119	05/10/50	1,000	995,152

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
GS Mortgage Securities Trust, Series 2006-GG6, Class AM	5.553%(a)	04/10/38	1,100	$1,114,826
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A3A1	2.920	02/15/48	1,100	1,079,350
Merrill Lynch Mortgage Trust, Series 2015-LC1, Class AJ	5.362(a)	01/12/44	1,000	1,011,429
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A2	2.790	02/15/48	850	870,020
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C23, Class AM	5.466(a)	01/15/45	1,000	1,010,684
Series 2006-C28, Class A1A	5.559	10/15/48	823	855,735

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $12,081,312)				11,886,131

CORPORATE BONDS 39.8%

Aerospace & Defense 0.1%
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.600	03/01/35	110	104,066

Airlines 0.6%
American Airlines 2013-2 Class A Pass-Through Trust, Pass-Through Certificates	4.950	01/15/23	252	266,771
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates	3.375	05/01/27	105	102,113
Delta Air Lines 2009-1 Class A Pass-Through Trust, Pass-Through Certificates	7.750	12/17/19	259	295,685

				664,569

Automobiles 1.0%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.250	03/02/20	295	291,418
General Motors Financial Co., Inc., Gtd. Notes	3.150	01/15/20	550	547,230
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A	2.150	02/26/20	175	173,967

				1,012,615

Banks 6.5%
Bank of America Corp.,
Sr. Unsec’d. Notes	5.625	10/14/16	510	535,621
Sr. Unsec’d. Notes	5.750	12/01/17	100	108,631

See Notes to Financial Statements.

Prudential Core Bond Fund	15

Portfolio of Investments

as of July 31, 2015 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banks (cont’d.)
Sr. Unsec’d. Notes	6.500%	08/01/16	235	$246,776
Sr. Unsec’d. Notes, MTN	4.125	01/22/24	200	206,932
Sub. Notes, MTN	4.000	01/22/25	500	490,488
Citigroup, Inc.,
Sr. Unsec’d. Notes	3.750	06/16/24	525	526,556
Sub. Notes	4.300	11/20/26	425	422,221
Discover Bank, Sr. Unsec’d. Notes	4.200	08/08/23	250	254,549
Goldman Sachs Group, Inc. (The), Sub. Notes	5.150	05/22/45	185	183,262
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	3.125	01/23/25	315	302,816
Sr. Unsec’d. Notes	3.150	07/05/16	100	101,902
Sr. Unsec’d. Notes	3.200	01/25/23	100	99,231
Sr. Unsec’d. Notes	6.300	04/23/19	100	114,306
Sub. Notes	3.875	09/10/24	75	74,076
JPMorgan Chase Bank NA, Sub. Notes	6.000	10/01/17	700	761,323
KeyBank NA, Sr. Unsec’d. Notes	2.250	03/16/20	305	302,832
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.900	02/06/25	275	261,859
MUFG Americas Holdings Corp., Sr. Unsec’d. Notes	2.250	02/10/20	335	332,762
National City Corp., Sub. Notes	6.875	05/15/19	780	901,120
PNC Bank NA, Sr. Unsec’d. Notes	2.950	02/23/25	250	241,801
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	2.450	01/16/20	250	250,030

				6,719,094

Biotechnology 0.4%
Amgen, Inc.,
Sr. Unsec’d. Notes	4.400	05/01/45	90	83,815
Sr. Unsec’d. Notes	5.375	05/15/43	160	173,040
Celgene Corp., Sr. Unsec’d. Notes	3.250	08/15/22	125	123,037

				379,892

Capital Markets 2.9%
Credit Suisse (Switzerland), Sr. Unsec’d. Notes	1.750	01/29/18	310	309,717
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	1.875	02/13/18	320	319,457
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	3.500	01/23/25	75	73,379

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Capital Markets (cont’d.)
Sr. Unsec’d. Notes, MTN	7.500%	02/15/19	1,250	$1,471,961
Morgan Stanley,
Sr. Unsec’d. Notes, MTN	3.700	10/23/24	500	500,695
Sub. Notes, MTN	4.350	09/08/26	350	349,358

				3,024,567

Chemicals 1.8%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.125	03/15/35	40	36,593
CF Industries, Inc., Gtd. Notes	6.875	05/01/18	350	392,346
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.125	11/15/21	520	546,847
Eastman Chemical Co., Sr. Unsec’d. Notes	2.700	01/15/20	550	550,064
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.750	04/15/24	310	349,416
Monsanto Co., Sr. Unsec’d. Notes	3.950	04/15/45	60	50,358

				1,925,624

Communications Equipment
Harris Corp., Sr. Unsec’d. Notes	3.832	04/27/25	30	29,422

Consumer Finance 0.7%
Capital One Financial Corp., Sr. Unsec’d. Notes	3.200	02/05/25	575	542,373
General Motors Financial Co., Inc., Gtd. Notes	3.450	04/10/22	180	173,419

				715,792

Diversified Financial Services 2.2%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375	01/16/18	1,700	1,712,803
Synchrony Financial, Sr. Unsec’d. Notes	2.700	02/03/20	600	591,097

				2,303,900

Diversified Telecommunication Services 1.4%
AT&T, Inc.,
Sr. Unsec’d. Notes	3.400	05/15/25	530	506,288
Sr. Unsec’d. Notes	4.500	05/15/35	60	55,516
Sr. Unsec’d. Notes	4.750	05/15/46	75	69,174
Telstra Corp. Ltd. (Australia), Sr. Unsec’d. Notes, 144A	3.125	04/07/25	90	87,798
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	4.500	09/15/20	100	107,750

See Notes to Financial Statements.

Prudential Core Bond Fund	17

Portfolio of Investments

as of July 31, 2015 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Diversified Telecommunication Services (cont’d.)
Sr. Unsec’d. Notes, 144A	4.672%	03/15/55	675	$589,914

				1,416,440

Electric Utilities 4.4%
Alabama Power Co., Sr. Unsec’d. Notes	2.800	04/01/25	75	72,322
Commonwealth Edison Co., First Mortgage	3.700	03/01/45	40	36,822
Duke Energy Carolinas LLC, First Ref. Mortgage	3.750	06/01/45	160	150,940
Entergy Corp.,
Sr. Unsec’d. Notes	3.625	09/15/15	1,200	1,203,054
Sr. Unsec’d. Notes	5.125	09/15/20	250	272,367
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes, 144A	2.950	04/01/25	60	57,726
Orange & Rockland Utilities, Inc., Sr. Unsec’d. Notes, 144A	2.500	08/15/15	600	600,312
PECO Energy Co., First Ref. Mortgage	4.800	10/15/43	120	131,509
PPL Electric Utilities Corp., First Mortgage	3.000	09/15/21	420	427,438
Public Service Electric & Gas Co., Sr. Sec’d. Notes, MTN	5.300	05/01/18	1,300	1,426,227
Southern California Edison Co., First Mortgage	3.600	02/01/45	170	155,762
Union Electric Co., Sr. Sec’d. Notes	3.650	04/15/45	50	45,733

				4,580,212

Electrical Equipment 0.4%
Rockwell Automation, Inc.,
Sr. Unsec’d. Notes	2.050	03/01/20	270	268,921
Sr. Unsec’d. Notes	2.875	03/01/25	115	112,092

				381,013

Energy Equipment & Services 0.4%
Helmerich & Payne International Drilling Co., Gtd. Notes, 144A	4.650	03/15/25	190	195,736
Phillips 66 Partners LP, Sr. Unsec’d. Notes	2.646	02/15/20	225	222,195

				417,931

Food & Staples Retailing 0.5%
CVS Health Corp.,
Sr. Unsec’d. Notes	4.875	07/20/35	40	41,355
Sr. Unsec’d. Notes	5.125	07/20/45	45	47,678

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Food & Staples Retailing (cont’d.)
Sr. Unsec’d. Notes	5.300%	12/05/43	150	$162,694
Kroger Co. (The), Sr. Unsec’d. Notes	3.300	01/15/21	285	290,554

				542,281

Food Products 0.3%
J.M. Smucker Co. (The),
Gtd. Notes, 144A	3.000	03/15/22	115	112,793
Gtd. Notes, 144A	3.500	03/15/25	45	44,346
Kraft Heinz Foods Co., Gtd. Notes, 144A	5.000	07/15/35	75	77,691
Mead Johnson Nutrition Co., Sr. Unsec’d. Notes	4.600	06/01/44	70	66,566

				301,396

Health Care Equipment & Supplies 0.8%
Abbott Laboratories, Sr. Unsec’d. Notes	2.950	03/15/25	235	226,498
Becton, Dickinson and Co., Sr. Unsec’d. Notes	4.685	12/15/44	160	158,796
Medtronic, Inc.,
Gtd. Notes, 144A	3.500	03/15/25	140	139,741
Gtd. Notes, 144A	4.375	03/15/35	350	350,318

				875,353

Health Care Providers & Services 2.2%
Aetna, Inc.,
Sr. Unsec’d. Notes	3.500	11/15/24	100	97,756
Sr. Unsec’d. Notes	6.750	12/15/37	170	208,456
AmerisourceBergen Corp., Sr. Unsec’d. Notes	3.250	03/01/25	55	53,275
Anthem, Inc., Sr. Unsec’d. Notes	7.000	02/15/19	310	355,207
Cigna Corp., Sr. Unsec’d. Notes	3.250	04/15/25	270	255,736
HCA, Inc., Sr. Sec’d. Notes	3.750	03/15/19	700	710,063
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	4.625	11/15/20	260	279,787
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.200	07/01/55	75	70,478
New York and Presbyterian Hospital (The), Unsec’d. Notes	4.024	08/01/45	40	37,636
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	3.500	03/30/25	190	181,380

				2,249,774

See Notes to Financial Statements.

Prudential Core Bond Fund	19

Portfolio of Investments

as of July 31, 2015 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Hotels, Restaurants & Leisure 0.3%
Marriott International, Inc., Sr. Unsec’d. Notes	3.000%	03/01/19	250	$256,400
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	6.300	10/15/37	30	36,427

				292,827

Household Durables 0.2%
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	2.875	12/01/19	240	243,045

Industrial Conglomerates 0.2%
Georgia-Pacific LLC, Sr. Unsec’d. Notes, 144A (original cost $223,235; purchased 02/11/15)(b)(c)	3.600	03/01/25	220	218,089

Insurance 2.8%
ACE INA Holdings, Inc., Gtd. Notes	3.150	03/15/25	95	92,282
American International Group, Inc., Sr. Unsec’d. Notes	4.500	07/16/44	260	250,125
Arch Capital Group US, Inc., Gtd. Notes	5.144	11/01/43	100	103,905
Lincoln National Corp.,
Sr. Unsec’d. Notes	3.350	03/09/25	100	97,908
Sr. Unsec’d. Notes	6.300	10/09/37	210	251,352
Markel Corp., Sr. Unsec’d. Notes	3.625	03/30/23	400	399,236
MetLife, Inc., Sr. Unsec’d. Notes	4.368	09/15/23	560	597,478
New York Life Global Funding, Sec’d. Notes, 144A	1.950	02/11/20	405	400,516
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063	03/30/40	120	146,069
Principal Financial Group, Inc., Gtd. Notes	4.350	05/15/43	140	134,750
Progressive Corp. (The), Sr. Unsec’d. Notes	3.700	01/26/45	140	125,118
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900	09/15/44	120	123,865
TIAA Asset Management Finance Co. LLC, Sr. Unsec’d. Notes, 144A (original cost $152,520; purchased 02/12/15)(b)(c)	2.950	11/01/19	150	151,554

				2,874,158

IT Services 0.2%
Xerox Corp., Sr. Unsec’d. Notes	2.750	09/01/20	165	163,219

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Machinery 0.2%
Ingersoll-Rand Luxembourg Finance SA, Gtd. Notes	3.550%	11/01/24	170	$167,576

Media 0.8%
21st Century Fox America, Inc., Gtd. Notes	4.500	02/15/21	410	445,739
CCO Safari II LLC,
Sr. Secured Notes, 144A	6.384	10/23/35	80	81,783
Sr. Secured Notes, 144A	6.484	10/23/45	95	98,321
Sr. Secured Notes, 144A	6.834	10/23/55	25	25,709
Myriad International Holdings BV (South Africa), Gtd. Notes, RegS	6.375	07/28/17	200	213,000

				864,552

Metals & Mining 0.2%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750	05/01/43	50	42,956
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes	4.125	05/20/21	130	137,453
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875	04/23/45	90	82,442

				262,851

Multi-Utilities 0.1%
Sempra Energy, Sr. Unsec’d. Notes	2.400	03/15/20	135	134,102

Oil, Gas & Consumable Fuels 3.1%
Chevron Corp., Sr. Unsec’d. Notes	1.961	03/03/20	125	124,220
DCP Midstream LLC,
Sr. Unsec’d. Notes, 144A	4.750	09/30/21	50	47,295
Sr. Unsec’d. Notes, 144A	5.350	03/15/20	150	147,799
Devon Financing Corp. LLC, Gtd. Notes	7.875	09/30/31	150	193,023
Enterprise Products Operating LLC, Gtd. Notes	6.500	01/31/19	420	475,885
EOG Resources, Inc., Sr. Unsec’d. Notes	3.900	04/01/35	95	90,110
Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A	5.450	07/15/20	600	667,341
Kerr-McGee Corp., Gtd. Notes	7.875	09/15/31	250	327,216
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200	03/15/45	275	238,896
MPLX LP, Sr. Unsec’d. Notes	4.000	02/15/25	130	123,564

See Notes to Financial Statements.

Prudential Core Bond Fund	21

Portfolio of Investments

as of July 31, 2015 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	6.125%	01/15/17	250	$266,317
Shell International Finance BV (Netherlands), Gtd. Notes	3.250	05/11/25	285	281,519
Williams Partners LP, Sr. Unsec’d. Notes	5.100	09/15/45	255	220,175

				3,203,360

Paper & Forest Products 0.1%
International Paper Co., Sr. Unsec’d. Notes	4.800	06/15/44	170	158,722

Pharmaceuticals 1.8%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.600	05/14/25	105	103,442
Sr. Unsec’d. Notes	4.500	05/14/35	175	170,298
Actavis Funding SCS,
Gtd. Notes	3.800	03/15/25	90	87,738
Gtd. Notes	4.550	03/15/35	225	211,424
Bayer US Finance LLC (Germany), Gtd. Notes, 144A	3.000	10/08/21	555	557,254
Eli Lilly & Co., Sr. Unsec’d. Notes	2.750	06/01/25	85	82,784
Merck & Co., Inc.,
Sr. Unsec’d. Notes	2.750	02/10/25	130	124,435
Sr. Unsec’d. Notes	3.700	02/10/45	190	174,122
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	3.350	09/30/24	410	415,233

				1,926,730

Real Estate Investment Trusts (REITs) 0.9%
Camden Property Trust, Sr. Unsec’d. Notes	4.625	06/15/21	200	214,711
HCP, Inc., Sr. Unsec’d. Notes	4.000	06/01/25	300	294,149
Realty Income Corp., Sr. Unsec’d. Notes	6.750	08/15/19	240	277,683
Select Income REIT, Sr. Unsec’d. Notes	2.850	02/01/18	135	135,979

				922,522

Road & Rail 1.3%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.150	04/01/45	270	254,200
Canadian National Railway Co. (Canada), Sr. Unsec’d. Notes	5.550	03/01/19	250	280,644

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Road & Rail (cont’d.)
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	7.250%	05/15/19	250	$294,152
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $74,143; purchased 02/10/15)(b)(c)	4.500	02/15/45	75	68,900
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $304,450; purchased 02/05/15)(b)(c)	3.050	01/09/20	300	301,251
Ryder System, Inc., Unsec’d. Notes, MTN	2.650	03/02/20	110	110,079
Union Pacific Corp., Sr. Unsec’d. Notes	3.875	02/01/55	45	40,272

				1,349,498

Software 0.4%
Microsoft Corp.,
Sr. Unsec’d. Notes	2.375	02/12/22	290	285,996
Sr. Unsec’d. Notes	2.700	02/12/25	125	120,580

				406,576

Specialty Retail 0.2%
AutoZone, Inc., Sr. Unsec’d. Notes	3.250	04/15/25	240	232,151

Technology Hardware, Storage & Peripherals 0.1%
Apple, Inc., Sr. Unsec’d. Notes	3.450	02/09/45	85	72,879

Tobacco 0.3%
Philip Morris International, Inc., Sr. Unsec’d. Notes	3.600	11/15/23	270	277,862

TOTAL CORPORATE BONDS (cost $42,173,049)				41,414,660

MUNICIPAL BONDS 0.9%

California 0.4%
City of Los Angeles Department of Airports, Revenue Bonds, BABs	6.582	05/15/39	300	388,287
University of California,
Revenue Bonds	3.931	05/15/45	30	29,089
Revenue Bonds	4.131	05/15/45	30	29,133

				446,509

See Notes to Financial Statements.

Prudential Core Bond Fund	23

Portfolio of Investments

as of July 31, 2015 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
MUNICIPAL BONDS (Continued)

New Jersey 0.3%
New Jersey State Turnpike Authority, Revenue Bonds, BABs	7.102%	01/01/41	250	$338,255

Pennsylvania 0.2%
Pennsylvania Turnpike Commission, Revenue Bonds, BABs	5.511	12/01/45	150	173,712

TOTAL MUNICIPAL BONDS (cost $1,017,329)				958,476

NON-CORPORATE FOREIGN AGENCIES 0.8%
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500	01/21/21	600	649,374
Sinopec Group Overseas Development 2015 Ltd. (China), Gtd. Notes, 144A	2.500	04/28/20	200	196,857

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $853,061)				846,231

RESIDENTIAL MORTGAGE-BACKED SECURITIES 7.5%
Alternative Loan Trust, Series 2003-J3, Class 2A1	6.250	12/25/33	20	21,151
American Home Mortgage Investment Trust, Series 2004-4, Class 5A	2.443(a)	02/25/45	67	67,870
Banc of America Funding Trust, Series 2015-R4, Class 4A1, 144A	3.500	01/01/30	472	473,147
BCAP LLC Trust, Series 2011-RR4, Class 7A1, 144A	5.250	04/26/37	559	517,011
Bear Stearns ARM Trust, Series 2005-5, Class A2	2.260(a)	08/25/35	205	205,937
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1	6.500	04/25/33	10	10,408
Fannie Mae Connecticut Avenue Securities,
Series 2015-C01, Class 1M1	1.691(a)	02/25/25	126	126,169
Series 2015-C02, Class 1M1	1.341(a)	05/25/25	742	740,649
FHLMC Structured Pass-Through Securities,
Series T-59, Class 1A2	7.000	10/25/43	165	190,172
Series T-75, Class A1	0.231(a)	12/25/36	316	313,809
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M1	1.091(a)	10/25/27	733	732,450
Government National Mortgage Assoc., Series 2000-9, Class FG	0.787(a)	02/16/30	34	34,279

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2000-9, Class FH	0.687%(a)	02/16/30	41	$41,646
Granite Master Issuer PLC (United Kingdom), Series 2006-3, Class A7	0.387(a)	12/20/54	37	36,743
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1	2.687(a)	09/25/35	147	147,670
LSTAR Securities Investment Trust,
Series 2014-1, Class NOTE, 144A	3.287(a)	09/01/21	931	934,429
Series 2015-4, Class A1, 144A	2.187(a)	04/01/20	966	951,961
Series 2015-5, Class A1, 144A	2.187(a)	04/01/20	575	572,073
Merrill Lynch Mortgage Investors Trust, Series 2005-2, Class 3A	1.187(a)	10/25/35	153	145,160
Merrill Lynch Mortgage Investors Trust MLMI, Series 2005-A10, Class A	0.401(a)	02/25/36	215	196,721
Sequoia Mortgage Trust 10, Series 10, Class 2A1	0.948(a)	10/20/27	101	95,285
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1	0.438(a)	07/19/35	93	80,307
Structured Asset Securities Mortgage Pass-Through Certificates, Series 2001-21A, Class 1A1	2.217(a)	01/25/32	16	15,418
WaMu Mortgage Pass-Through Certificates Trust,
Series 2002-AR6, Class A	1.568(a)	06/25/42	177	170,343
Series 2002-AR9, Class 1A	1.568(a)	08/25/42	9	8,649
Series 2005-AR13, Class A1A1	0.481(a)	10/25/45	1,056	992,692

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $7,852,522)				7,822,149

U.S. GOVERNMENT AGENCY OBLIGATIONS 25.8%
Federal Home Loan Mortgage Corp.	3.000	07/01/43	997	1,002,667
Federal Home Loan Mortgage Corp.	3.500	06/01/42-09/01/42	2,458	2,557,686
Federal Home Loan Mortgage Corp.	4.000	12/01/40-01/01/41	1,454	1,548,765
Federal Home Loan Mortgage Corp.	4.500	06/01/42	459	500,141
Federal National Mortgage Assoc.	2.372(a)	07/01/25	6	6,195
Federal National Mortgage Assoc.	2.500	05/01/30	979	994,941
Federal National Mortgage Assoc.	2.625(a)	08/01/24	15	15,228
Federal National Mortgage Assoc.	3.000	10/01/42-06/01/43	3,324	3,357,692
Federal National Mortgage Assoc.(d)	3.000	TBA	250	251,539

See Notes to Financial Statements.

Prudential Core Bond Fund	25

Portfolio of Investments

as of July 31, 2015 continued

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.(d)	3.000%	TBA	1,500	$1,556,537
Federal National Mortgage Assoc.	3.500	10/01/41-10/01/42	3,781	3,932,600
Federal National Mortgage Assoc.	4.000	09/01/44	925	986,129
Federal National Mortgage Assoc.	4.000	TBA	500	530,684
Federal National Mortgage Assoc.	4.500	08/01/40-08/01/41	939	1,021,383
Federal National Mortgage Assoc.	4.500	TBA	500	541,543
Federal National Mortgage Assoc.(d)	5.000	TBA	2,000	2,211,876
Federal National Mortgage Assoc.	5.225(a)	12/01/30	2	2,254
Government National Mortgage Assoc.	1.625(a)	05/20/23-07/20/30	142	148,028
Government National Mortgage Assoc.	1.750(a)	01/20/24-03/20/30	234	242,887
Government National Mortgage Assoc.	2.000(a)	10/20/24-06/20/27	75	77,596
Government National Mortgage Assoc.	2.500(a)	02/20/25	25	25,461
Government National Mortgage Assoc.	3.500	TBA	2,000	2,083,437
Government National Mortgage Assoc.(d)	4.000	TBA	1,500	1,590,615
Government National Mortgage Assoc.(d)	4.500	TBA	1,500	1,616,367

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $26,855,028)				26,802,251

U.S. TREASURY OBLIGATIONS 1.9%
U.S. Treasury Bonds	2.500	02/15/45	195	177,785
U.S. Treasury Bonds	2.750	11/15/42	195	188,038
U.S. Treasury Bonds	3.000	05/15/45	145	147,017
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	04/15/20	710	720,025
U.S. Treasury Notes	0.625	05/31/17	350	349,863
U.S. Treasury Notes	1.625	06/30/20-07/31/20	400	401,627

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,982,967)				1,984,355

SOVEREIGNS 1.9%
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes	4.250	01/07/25	300	283,050
Sr. Unsec’d. Notes	4.875	01/22/21	200	206,400
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.000	02/26/24	200	199,200

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
SOVEREIGNS (Continued)
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	5.125%	01/15/45	250	$240,625
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750	03/08/44	350	339,500
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750	03/16/25	200	199,000
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	3.000	03/17/23	100	99,340
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	6.125	01/22/44	100	115,492
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000	06/05/20	250	283,575

TOTAL SOVEREIGNS (cost $2,053,759)				1,966,182

TOTAL LONG-TERM INVESTMENTS (cost $104,164,285)				102,976,639

			Shares
SHORT-TERM INVESTMENT 8.6%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $8,899,026; Note 3)(e)			8,899,026	8,899,026

TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT 107.6% (cost $113,063,311; Note 5)				111,875,665

			Principal Amount (000)#
SECURITY SOLD SHORT (0.5)%

U.S. GOVERNMENT AGENCY OBLIGATION
Federal National Mortgage Assoc. (proceeds received $497,578)	3.000	TBA	500	(501,671)

TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT 107.1% (cost $112,565,733)				111,373,994
Liabilities in excess of other assets(f) (7.1)%				(7,363,199)

NET ASSETS 100.0%				$104,010,795

See Notes to Financial Statements.

Prudential Core Bond Fund	27

Portfolio of Investments

as of July 31, 2015 continued

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

BABs—Build America Bonds

CDO—Collateralized Debt Obligation

CLO—Collateralized Loan Obligation

FHLMC—Federal Home Loan Mortgage Corporation

MTN—Medium Term Note

REIT—Real Estate Investment Trust

TBA—To Be Announced

TIPS—Treasury Inflation Protected Securities

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2015.
(b)	Indicates a security that has been deemed illiquid. (unaudited)
(c)	Indicates a restricted security; the aggregate original cost of the restricted securities is $754,348. The aggregate value of $739,794 is approximately 0.7% of net assets.
(d)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $6,750,000 is approximately 6.5% of net assets.
(e)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(f)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at July 31, 2015:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2015	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
15	30 Day Federal Fund	Aug. 2015	$6,242,062	$6,242,062	$—
64	2 Year U.S. Treasury Notes	Sep. 2015	14,007,031	14,020,000	12,969
91	5 Year U.S. Treasury Notes	Sep. 2015	10,827,094	10,905,781	78,687
56	10 Year U.S. Treasury Notes	Sep. 2015	7,047,687	7,136,500	88,813
38	30 Year U.S. Ultra Treasury Bonds	Sep. 2015	5,968,688	6,062,188	93,500

					273,969

	Short Positions:
15	30 Day Federal Fund	Oct. 2015	6,236,436	6,236,436	—
19	20 Year U.S. Treasury Bonds	Sep. 2015	2,864,081	2,962,813	(98,732)

					(98,732)

					$175,237

(1)	Cash of $350,000 has been segregated with Citigroup Global Markets to cover requirements for open contracts at July 31, 2015.

See Notes to Financial Statements.

28

Interest rate swap agreements outstanding at July 31, 2015:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2015	Unrealized Depreciation
Exchange-traded swap agreements:
5,565	05/31/22	2.200%	3 month LIBOR(1)	$(5,592)	$(64,407)	$(58,815)
2,315	12/31/21	1.831%	3 month LIBOR(1)	13,099	8,180	(4,919)
1,920	12/31/21	1.950%	3 month LIBOR(1)	9,291	(7,425)	(16,716)
865	05/31/22	2.217%	3 month LIBOR(1)	—	(10,934)	(10,934)

				$16,798	$(74,586)	$(91,384)

(1)	Fund pays the fixed rate and receives the floating rate.

Cash of $520,000 has been segregated with Citigroup Global Markets to cover requirements for open exchange-traded swap contracts at July 31, 2015.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$4,995,432	$—
Non-Residential Mortgage-Backed Securities	—	1,844,840	595,500
Residential Mortgage-Backed Securities	—	1,860,432	—
Commercial Mortgage-Backed Securities	—	11,886,131	—
Corporate Bonds	—	41,414,660	—
Municipal Bonds	—	958,476	—
Non-Corporate Foreign Agencies	—	846,231	—
Residential Mortgage-Backed Securities	—	7,822,149	—

See Notes to Financial Statements.

Prudential Core Bond Fund	29

Portfolio of Investments

as of July 31, 2015 continued

	Level 1	Level 2	Level 3
U.S. Government Agency Obligations	$—	$26,802,251	$—
U.S. Treasury Obligations	—	1,984,355	—
Sovereigns	—	1,966,182	—
Affiliated Money Market Mutual Fund	8,899,026	—	—
Short Sales—U.S. Government Agency Obligation	—	(501,671)	—
Other Financial Instruments*
Futures Contracts	175,237	—	—
Exchange-traded interest rate swaps	—	(91,384)	—

Total	$9,074,263	$101,788,084	$595,500

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and exchange-traded swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and over-the-counter swap contracts which are recorded at fair value.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2015 were as follows (Unaudited):

U.S. Government Agency Obligations	25.8%
Commercial Mortgage-Backed Securities	11.4
Residential Mortgage-Backed Securities	9.3
Affiliated Money Market Mutual Fund	8.6
Banks	6.5
Collateralized Loan Obligations	4.8
Electric Utilities	4.4
Oil, Gas & Consumable Fuels	3.1
Capital Markets	2.9
Insurance	2.8
Non-Residential Mortgage-Backed Securities	2.4
Diversified Financial Services	2.2
Health Care Providers & Services	2.2
U.S. Treasury Obligations	1.9
Sovereigns	1.9
Pharmaceuticals	1.8
Chemicals	1.8
Diversified Telecommunication Services	1.4
Road & Rail	1.3
Automobiles	1.0
Municipal Bonds	0.9
Real Estate Investment Trusts (REITs)	0.9
Health Care Equipment & Supplies	0.8
Media	0.8
Non-Corporate Foreign Agencies	0.8
Consumer Finance	0.7%
Airlines	0.6
Food & Staples Retailing	0.5
Energy Equipment & Services	0.4
Software	0.4
Electrical Equipment	0.4
Biotechnology	0.4
Food Products	0.3
Hotels, Restaurants & Leisure	0.3
Tobacco	0.3
Metals & Mining	0.2
Household Durables	0.2
Specialty Retail	0.2
Industrial Conglomerates	0.2
Machinery	0.2
IT Services	0.2
Paper & Forest Products	0.1
Multi-Utilities	0.1
Aerospace & Defense	0.1
Technology Hardware, Storage & Peripherals	0.1
U.S. Government Agency Obligation	(0.5)

107.1
Liabilities in excess of other assets	(7.1)

100.0%

See Notes to Financial Statements.

30

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of July 31, 2015 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker— variation margin futures	$273,969	*	Due from/to broker— variation margin futures	$98,732	*
Interest rate contracts	—	—		Due from/to broker— variation margin swaps	91,384	*

Total		$273,969			$190,116

*	Includes cumulative appreciation/depreciation as reported in schedule of open futures and exchange-trade swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended July 31, 2015 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Futures	Options Written	Swaps	Forward Currency Contracts**	Total
Interest rate contracts	$(12,728)	$48,683	$50,705	$(1,028,898)	$—	$(942,238)
Foreign exchange contracts	—	—	(84,849)	—	1,938,785	1,853,936
Credit contracts	—	—	3,205	314,593	—	317,798

Total	$(12,728)	$48,683	$(30,939)	$(714,305)	$1,938,785	$1,229,496

*	Included in net realized gain (loss) on investment transactions in the Statement of Operations.
**	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

See Notes to Financial Statements.

Prudential Core Bond Fund	31

Portfolio of Investments

as of July 31, 2015 continued

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased*	Futures	Options Written	Swaps	Forward Currency Contracts**	Total
Interest rate contracts	$14,108	$389,199	$(19,411)	$(593,913)	$—	$(210,017)
Foreign exchange contracts	—	—	—	—	(111,825)	(111,825)
Credit contracts	—	—	—	(283,656)	—	(283,656)

Total	$14,108	$389,199	$(19,411)	$(877,569)	$(111,825)	$(605,498)

*	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.
**	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the year ended July 31, 2015, the average volume of derivative activities are as follows:

Options Purchased(1)	Futures Contracts—Long Positions(2)	Futures Contracts—Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)	Forward Foreign Currency Exchange Contracts— Sold(3)
$6,563	$25,810,238	$27,445,190	$3,174,327	$7,747,359

Options Written(4)	Interest Rate Swap Agreements(4)	Credit Default Swap Agreements— Buy Protection(4)	Credit Default Swap Agreements— Sell Protection(4)
$75,741	$40,322	$214	$3,369

(1)	Cost.
(2)	Value at Trade Date.
(3)	Value at Settlement Date.
(4)	Notional Amount in USD (000).

See Notes to Financial Statements.

32

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

FINANCIAL STATEMENTS

ANNUAL REPORT • JULY 31, 2015

Prudential Core Bond Fund

Statement of Assets & Liabilities

as of July 31, 2015

Assets
Investments at value:
Unaffiliated Investments (cost $104,164,285)	$102,976,639
Affiliated Investments (cost $8,899,026)	8,899,026
Cash	1,283
Deposit with broker	868,923
Receivable for investments sold	9,547,923
Dividends and interest receivable	626,136
Receivable for Fund shares sold	125,543
Due from broker—variation margin futures	91,594
Due from Manager	13,963

Total assets	123,151,030

Liabilities
Payable for investments purchased	18,337,486
Securities sold short, at value (proceeds received $497,578)	501,671
Payable for Fund shares reacquired	163,607
Accrued expenses and other liabilities	87,177
Due to broker—variation margin swaps	43,747
Dividends payable	3,818
Deferred trustees’ fees	2,387
Affiliated transfer agent fee payable	271
Distribution fee payable	71

Total liabilities	19,140,235

Net Assets	$104,010,795

Net assets were comprised of:
Shares of beneficial interest, at par	$10,527
Paid-in capital in excess of par	108,101,639

108,112,166
Accumulated net investment loss	(262,983)
Accumulated net realized loss on investment and foreign currency transactions	(2,518,665)
Net unrealized depreciation on investments and foreign currencies	(1,319,723)

Net assets, July 31, 2015	$104,010,795

See Notes to Financial Statements.

34

Class A
Net asset value and redemption price per share ($202,585 ÷ 20,511 shares of beneficial interest issued and outstanding)	$9.88
Maximum sales charge (4.50% of offering price)	0.47

Maximum offering price to public	$10.35

Class C
Net asset value, offering price and redemption price per share
($63,103 ÷ 6,383.6 shares of beneficial interest issued and outstanding)	$9.89

Class Q
Net asset value, offering price and redemption price per share
($10,003 ÷ 1,012.8 shares of beneficial interest issued and outstanding)	$9.88

Class R
Net asset value, offering price and redemption price per share
($9,980 ÷ 1,010 shares of beneficial interest issued and outstanding)	$9.88

Class Z
Net asset value, offering price and redemption price per share
($103,725,124 ÷ 10,498,002 shares of beneficial interest issued and outstanding)	$9.88

See Notes to Financial Statements.

Prudential Core Bond Fund	35

Statement of Operations

Year Ended July 31, 2015

Net Investment Income
Income
Interest income	$2,841,510
Affiliated dividend income	13,467

Total income	2,854,977

Expenses
Management fee	459,601
Distribution fee—Class A	88
Distribution fee—Class C	71
Distribution fee—Class R	34
Custodian and accounting fees	118,000
Registration fees	82,000
Transfer agent’s fees and expenses (including affiliated expense of $1,400)	69,000
Audit fee	65,000
Shareholders’ reports	57,000
Legal fees and expenses	19,000
Trustees’ fees	14,000
Insurance expenses	2,000
Miscellaneous	14,797

Total expenses	900,591
Less: Management fee waiver and/or expense reimbursement	(201,845)
Distribution fee waiver—Class R	(11)

Net expenses	698,735

Net investment income	2,156,242

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	1,875,162
Futures transactions	48,683
Options written transactions	(30,939)
Swap agreements transactions	(714,305)
Foreign currency transactions	59,854

1,238,455

Net change in unrealized appreciation (depreciation) on:
Investments	(2,719,710)
Futures	389,199
Options written	(19,411)
Swap agreements	(877,569)
Foreign currencies	(113,139)

(3,340,630)

Net loss on investment and foreign currency transactions	(2,102,175)

Net Increase In Net Assets Resulting From Operations	$54,067

See Notes to Financial Statements.

36

Statement of Changes in Net Assets

	Year Ended July 31, 2015	Nine Months Ended July 31, 2014	Year Ended October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income	$2,156,242	$2,110,469	$3,486,045
Net realized gain (loss) on investment and foreign currency transactions	1,238,455	(2,536,795)	938,021
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(3,340,630)	1,667,318	(6,553,715)

Net increase (decrease) net assets resulting from operations	54,067	1,240,992	(2,129,649)

Dividends and Distributions (Note 1)
Dividends from net investment income:
Class A	(905)	—	—
Class C	(116)	—	—
Class Q	(117)	—	—
Class R	(95)	—	—
Class Z	(2,834,106)	(2,614,268)	(3,200,021)

	(2,835,339)	(2,614,268)	(3,200,021)

Distributions from net realized gains:
Class Z	—	(795,042)	(2,612,982)

Fund share transactions (Note 6)
Net proceeds from shares sold	16,538,275	22,544,679	25,377,628
Net asset value of shares issued in reinvestment of dividends and distributions	2,790,095	3,325,977	5,608,463
Cost of shares reacquired	(36,594,232)	(31,625,509)	(60,255,240)

Net decrease in net assets from Fund share transactions	(17,265,862)	(5,754,853)	(29,269,149)

Total decrease	(20,047,134)	(7,923,171)	(37,211,801)

Net Assets:
Beginning of period	124,057,929	131,981,100	169,192,901

End of period(a)	$104,010,795	$124,057,929	$131,981,100

(a) Includes undistributed net investment income of:	$—	$416,114	$919,913

See Notes to Financial Statements.

Prudential Core Bond Fund	37

Notes to Financial Statements

The Target Portfolio Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of four series: Prudential Corporate Bond Fund (formerly known as the Target Mortgage-Backed Securities Portfolio), Prudential Core Bond Fund, Target International Equity Portfolio and Prudential Small-Cap Value Fund (formerly known as Target Small Capitalization Value Portfolio). These financial statements relate to Prudential Core Bond Fund (the “Fund”). Prior to February 17, 2015, the Fund was known as the Target Intermediate-Term Bond Portfolio. The Fund adopted its current name effective February 17, 2015. The financial statements of the other series are not presented herein.

The Fund’s investment objective is total return.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the tables following each Portfolio of Investments.

38

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory Notes (“P-notes”) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads,

Prudential Core Bond Fund	39

Notes to Financial Statements

continued

interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated sub custodians under tri-party repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults, and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a

40

future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Sub-sequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statements of Operations as a net realized gain or loss on financial futures contracts.

The Fund may invest in financial futures contracts in order to hedge their existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearing house acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies and forward currency

Prudential Core Bond Fund	41

Notes to Financial Statements

continued

contracts, disposition of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet its obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Forward Foreign Currency Contracts: A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund may enter into forward foreign currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currency transactions. Gains or losses are realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Options: The Fund may purchase and write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates, with respect to securities which the Fund

42

currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an over-the-counter option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

Short Sales: The Fund may engage in short sales of securities as a method of hedging potential price declines in similar securities owned. The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it will borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than the proceeds originally received, respectively, and is presented in the Statement of Operations as net realized gain or loss on short sales. The Fund maintains a segregated account of securities or other liquid assets, the dollar value of which is at least equal to its obligation with respect to short sales.

Prudential Core Bond Fund	43

Notes to Financial Statements

continued

Swap Agreements: The Fund may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the over-the-counter market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange (“Exchange-traded”). Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Upon entering into an exchange-traded swap, the Fund pledges with the clearing broker an initial margin and thereafter, pays or receives an amount, known as “variation margin”, based on daily changes in valuation of the swap contract. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Interest Rate Swaps: Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund may be subject to interest rate risk exposure in the normal course of pursuing their investment objectives. The Fund may use interest rate swaps to generate steady cash flow by receiving a stream of fixed rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps: Credit default swaps (“CDS”) involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objective. The Fund may enter into credit default swaps to provide a measure of protection against defaults or to take an active long or short position with respect to

44

the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively increase investment risk to its portfolio because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund as a seller of protection could be required to make under a credit default swap agreement would be equal to notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment and/or performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Prudential Core Bond Fund	45

Notes to Financial Statements

continued

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a sub-adviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. The right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there were no instances where the right of set-off existed and management has not elected to offset.

The Fund is party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Portfolio of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

46

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the Fund may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of July 31, 2015, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

When-Issued/Delayed Delivery Securities: The Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Dollar Rolls: The Fund entered into mortgage dollar rolls in which the Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enters into contracts to repurchase somewhat similar (same type,

Prudential Core Bond Fund	47

Notes to Financial Statements

continued

coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount of debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management, that may differ from actual. The Trust’s expenses are allocated to the respective series on the basis of relative net assets except for expenses that are charged directly at the Fund or class level.

Net investment income or loss (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class), and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares dividends from net investment income daily and payment is made monthly. Distributions from net realized capital and currency gains, if any, are paid annually. Foreign currency losses may reduce the amount of dividends of net investment income. Dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. Permanent book/tax differences relating to income and gains are reclassified to paid-in capital when they arise.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

48

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has entered into management agreement with PI on behalf of the Fund. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. Prior to January 22, 2015, subadvisory services were provided by Pacific Investment Management Company, LLC. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of the Fund’s average daily net assets. Through January 21, 2015, the management fee paid to PI was based on an annual fee rate of .45% of the Fund’s average daily net assets. Effective January 22, 2015, the management fee paid to PI is based on an annual rate of .35% of the Fund’s average daily net assets.

Effective January 22, 2015, PI had contractually agreed through November 30, 2016 to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, taxes (such as deferred tax expenses), interest, underlying funds, brokerage, extraordinary and certain other expenses) of each class of shares of the Fund to .45% of the Fund’s average daily net assets. The effective management fee rate before any waivers and/or expense reimbursements was .40% for the year ended July 31, 2015. The effective management fee rate, net of waivers and/or expense reimbursement, was .22%.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class C, Class Q, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Class A, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q or Class Z shares of the Fund.

Prudential Core Bond Fund	49

Notes to Financial Statements

continued

Pursuant to the Fund’s Class A, C and R Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1% and .75% of the average daily net assets of the Class A, C and R shares. PIMS contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares through March 8, 2015. Effective March 9, 2015, the Class A contractual distribution and service (12b-1) fees were reduced from .30% to .25% of the average daily net assets and the .05% contractual 12b-1 fee waiver was terminated. PIMS has contractually agreed to limit such fees to .50% of the average daily net assets of the Class R shares through November 30, 2016.

PIMS has advised the Fund that it has received $3,137 in front-end sales charges resulting from sales of Class A shares, during the year ended July 31, 2015. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to sales persons and incurred other distribution costs.

PIMS has advised the Fund that for the year ended July 31, 2015, there were no contingent deferred sales charges imposed.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to non-affiliates where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a series of the Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income.”

50

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments and U.S. Government securities, for the year ended July 31, 2015, aggregated $243,933,204 and $204,698,805, respectively.

Transactions in options written during the year ended July 31, 2015, were as follows:

	Notional Amount (000)	Premiums Received
Options outstanding at July 31, 2014	184,000	$19,871
Written options	567,900	74,246
Expired options	(218,600)	(16,501)
Closed options	(533,300)	(77,616)

Options outstanding at July 31, 2015	—	$—

Note 5. Distributions and Tax Information

The Fund has a tax year end of October 31st.

For the tax year ended October 31, 2014, the tax character of dividends paid by the Fund were $3,296,276 of ordinary income and $792,783 of long-term capital gains. For the tax year ended October 31, 2013, the tax character of dividends paid by the Fund was $5,813,003 of ordinary income.

As of the latest tax year ended October 31, 2014, the accumulated undistributed earnings on a tax basis was $544,420 of ordinary income.

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of July 31, 2015 were as follows:

Tax Basis	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Depreciation
$114,349,630	$524,655	$(2,998,620)	$(2,473,965)

The difference between book basis and tax basis were primarily attributable to deferred losses on wash sales and securities in default.

For federal income purposes, the Fund had a capital loss carryforward as of the tax-year end October 31, 2014 of approximately $1,399,000 which can be carried forward for an unlimited period. No capital gain distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Prudential Core Bond Fund	51

Notes to Financial Statements

continued

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class C, Class Q, Class R and Class Z shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Investors who purchase Class A shares in the amount of $1 million or more and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class C shares are sold with a CDSC of 1% on sales of shares made within 12 months of purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class R shares are available to certain retirement plans, clearing and settlement firms. Class Q, Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain limited circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of July 31, 2015, Prudential owned 1,012 Class A shares, 1,008 Class C shares, 1,013 Class Q shares and 1,010 Class R shares of the Fund.

52

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Period ended July 31, 2015*:
Shares sold	21,246	$210,638
Shares issued in reinvestment of dividends and distributions	80	790
Shares reacquired	(815)	(8,006)

Net increase (decrease) in shares outstanding	20,511	$203,422

Class C
Period ended July 31, 2015*:
Shares sold	7,486	$74,139
Shares issued in reinvestment of dividends and distributions	12	116
Shares reacquired	(1,114)	(11,233)

Net increase (decrease) in shares outstanding	6,384	$63,022

Class Q
Period ended July 31, 2015*:
Shares sold	1,001	$10,000
Shares issued in reinvestment of dividends and distributions	12	117

Net increase (decrease) in shares outstanding	1,013	$10,117

Class R
Period ended July 31, 2015*:
Shares sold	1,001	$10,000
Shares issued in reinvestment of dividends and distributions	9	95

Net increase (decrease) in shares outstanding	1,010	$10,095

Class Z
Year ended July 31, 2015:
Shares sold	1,613,821	$16,233,498
Shares issued in reinvestment of dividends and distributions	277,996	2,788,977
Shares reacquired	(3,642,053)	(36,574,993)

Net increase (decrease) in shares outstanding	(1,750,236)	$(17,552,518)

Nine months ended July 31, 2014:
Shares sold	2,219,687	$22,544,679
Shares issued in reinvestment of dividends and distributions	328,410	3,325,977
Shares reacquired	(3,113,343)	(31,625,509)

Net increase (decrease) in shares outstanding	(565,246)	$(5,754,853)

Year ended October 31, 2013:
Shares sold	2,423,486	$25,377,628
Shares issued in reinvestment of dividends and distributions	530,434	5,608,463
Shares reacquired	(5,738,289)	(60,255,240)

Net increase (decrease) in shares outstanding	(2,784,369)	$(29,269,149)

*	Commenced operations February 17, 2015.

Prudential Core Bond Fund	53

Notes to Financial Statements

continued

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 9, 2014 through October 8, 2015. The Funds pay an annualized commitment fee of .075% of the unused portion of the SCA. Prior to October 9, 2014, the Fund had another SCA that provided a commitment of $900 million and the Fund paid an annualized commitment fee of .08% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly. The Fund did not utilize the SCA during the year ended July 31, 2015.

Note 8. New Accounting Pronouncement

In May 2015, the FASB issued ASU No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

54

Financial Highlights

Class A Shares
	February 17, 2015(f) through July 31, 2015(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.99
Income (loss) from investment operations:
Net investment income	.09
Net realized and unrealized loss on investments	(.09)
Total from investment operations	-
Less Dividends:
Dividends from net investment income	(.11)
Net asset value, end of period	$9.88
Total Return(a):	(.05)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$203
Average net assets (000)	$78
Ratios to average net assets(c):
Expense after waivers and/or expense reimbursement	.70%	(d)
Expense before waivers and/or expense reimbursement	1.16%	(d)
Net investment income	1.97%	(d)
Portfolio turnover rate(g)	535%	(e)

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Annualized.

(e) Not annualized.

(f) Commencement of operations.

(g) The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

See Notes to Financial Statements.

Prudential Core Bond Fund	55

Financial Highlights

continued

Class C Shares
	February 17, 2015(f) through July 31, 2015(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.99
Income (loss) from investment operations:
Net investment income	.05
Net realized and unrealized loss on investments	(.08)
Total from investment operations	(.03)
Less Dividends:
Dividends from net investment income	(.07)
Net asset value, end of period	$9.89
Total Return(a):	(.30)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$63
Average net assets (000)	$16
Ratios to average net assets(c):
Expense after waivers and/or expense reimbursement	1.45%	(d)
Expense before waivers and/or expense reimbursement	1.82%	(d)
Net investment income	1.03%	(d)
Portfolio turnover rate(g)	535%	(e)

(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Annualized.

(e) Not annualized.

(f) Commencement of operations.

(g) The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

See Notes to Financial Statements.

56

Class Q Shares
	February 17, 2015(f) through July 31, 2015(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.99
Income (loss) from investment operations:
Net investment income	.09
Net realized and unrealized loss on investments	(.08)
Total from investment operations	.01
Less Dividends:
Dividends from net investment income	(.12)
Net asset value, end of period	$9.88
Total Return(a):	.06%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(c):
Expense after waivers and/or expense reimbursement	.45%	(d)
Expense before waivers and/or expense reimbursement	.75%	(d)
Net investment income	2.05%	(d)
Portfolio turnover rate(g)	535%	(e)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Annualized.

(e) Not annualized.

(f) Commencement of operations.

(g) The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

See Notes to Financial Statements.

Prudential Core Bond Fund	57

Financial Highlights

continued

Class R Shares
	February 17, 2015(f) through July 31, 2015(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.99
Income (loss) from investment operations:
Net investment income	.07
Net realized and unrealized loss on investments	(.09)
Total from investment operations	(.02)
Less Dividends:
Dividends from net investment income	(.09)
Net assets, end of period (000)	$9.88
Total Return(b):	(.16)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(c):
Expense after waivers and/or expense reimbursement	.95%	(d)
Expense before waivers and/or expense reimbursement	1.64%	(d)
Net investment income	1.56%	(d)
Portfolio turnover rate(g)	535%	(e)

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Calculated based on average shares outstanding during the period.

(c) Does not include expenses of the underlying portfolios in which the Fund invests.

(d) Annualized.

(e) Not annualized.

(f) Commencement of operations.

(g) The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

See Notes to Financial Statements.

58

Class Z Shares
	Year Ended July 31,	Nine Months Ended July 31,		Year Ended October 31,
	2015(i)(k)	2014(h)		2013	2012	2011	2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.13	$10.30		$10.85	$10.50	$10.96	$10.85
Income (loss) from investment operations:
Net investment income	.19	.17		.25	.27	.27	.27
Net realized and unrealized gain (loss) on investments	(.19)	(.07)		(.40)	.56	- (b)	.66
Total from investment operations	-	.10		(.15)	.83	.27	.93
Less Dividends and Distributions:
Dividends from net investment income	(.25)	(.21)		(.22)	(.42)	(.36)	(.28)
Distributions from net realized gains	-	(.06)		(.18)	(.06)	(.37)	(.54)
Total dividends and distributions	(.25)	(.27)		(.40)	(.48)	(.73)	(.82)
Capital Contributions(e):	-	-		-	-	-	-	(b)
Net asset value, end of period	$9.88	$10.13		$10.30	$10.85	$10.50	$10.96
Total Return(a):	(.02)%	1.01%		(1.41)%	8.13%	2.70%	9.07%

Ratios/Supplemental Data:
Net assets, end of period (000)	$103,725	$124,058		$131,981	$169,193	$182,371	$248,817
Average net assets (000)	$114,825	$127,349		$149,452	$177,149	$210,348	$247,716
Ratios to average net assets(c)
Expenses after waivers and/or expense reimbursement	.61%	.77%	(f)	.71%	.66%	.66%	.66%	(d)
Expenses before waivers and/or expense reimbursement	.78%	.77%	(f)	.71%	.66%	.66%	.66%	(d)
Net investment income	1.88%	2.22%	(f)	2.33%	2.50%	2.61%	2.53%
Portfolio turnover rate(j)	535%	234%	(g)	193%	175%	392%	938%

(a) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(b) Less than $0.005 per share.

(c) Does not include expenses of the underlying fund in which the Fund invests.

(d) The annualized expense ratio without interest expense would have been .64% for the year ended October 31, 2010.

(e) The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceeds involving allegations of improper trading in Fund shares during the fiscal year ended October 31, 2010. The Fund was not involved in the proceedings or in the calculation of the amount of the settlement.

(f) Annualized.

(g) Not annualized.

(h) For the nine month period ended July 31, 2014. The Trust changed its fiscal year end from October 31 to July 31, effective July 31, 2014.

(i) Calculated based on average shares outstanding during the year.

(j) The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

(k) Class T shares were renamed Class Z shares effective February 17, 2015.

See Notes to Financial Statements.

Prudential Core Bond Fund	59

Report of Independent Registered Public

Accounting Firm

The Board of Trustees and Shareholders

The Target Portfolio Trust:

We have audited the accompanying statements of assets and liabilities of the Prudential Core Bond Fund (formerly known as Target Intermediate-Term Bond Portfolio), a series of the Target Portfolio Trust, including the portfolio of investments, as of July 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for the year then ended, the nine-month period ended July 31, 2014, and the year ended October 31, 2013 and the financial highlights for the year then ended, for the nine-month period ended July 31, 2014 and for each of the years in the four-year period ended October 31, 2013. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2015, by correspondence with the custodian, transfer agent and brokers or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of July 31, 2015, and the results of its operations, the changes in its net assets, and the financial highlights for each of the years or periods described in the above paragraph, in conformity with U.S. generally accepted accounting principles.

New York, New York

September 17, 2015

60

INFORMATION ABOUT BOARD MEMBERS AND OFFICERS

(Unaudited)

Information about Board Members and Officers of the Fund is set forth below. Board Members who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of the Fund are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Board in turn elects the Officers, who are responsible for administering the day-to-day operations of the Fund.

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Ellen S. Alberding (57) Board Member Portfolios Overseen: 66	President and Board Member, The Joyce Foundation (charitable foundation) (since 2002); Vice Chair, City Colleges of Chicago (community college system) (since 2011); Trustee, Skills for America’s Future (national initiative to connect employers to community colleges) (since 2011); Trustee, National Park Foundation (charitable foundation for national park system) (since 2009); Trustee, Economic Club of Chicago (since 2009).	None.
Kevin J. Bannon (63) Board Member Portfolios Overseen: 66	Managing Director (April 2008-May 2015) and Chief Investment Officer (October 2008-November 2013) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (equity real estate investment trust) (since September 2008).
Linda W. Bynoe (63) Board Member Portfolios Overseen: 66	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989-February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co. (broker-dealer).	Director of Simon Property Group, Inc. (retail real estate) (May 2003-May 2012); Director of Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009).

Prudential Core Bond Fund

Independent Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Keith F. Hartstein (58) Board Member Portfolios Overseen: 66	Retired; Member (since November 2014) of the Governing Council of the Independent Directors Council (organization of independent mutual fund directors); formerly President and Chief Executive Officer (2005-2012), Senior Vice President (2004-2005), Senior Vice President of Sales and Marketing (1997-2004), and various executive management positions (1990-1997), John Hancock Funds, LLC (asset management); Chairman, Investment Company Institute’s Sales Force Marketing Committee (2003-2008).	None.
Michael S. Hyland, CFA (69) Board Member Portfolios Overseen: 66	Retired (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President of Salomon Brothers Asset Management (1989-1999).	None.
Richard A. Redeker (72) Board Member & Independent Chair Portfolios Overseen: 66	Retired Mutual Fund Senior Executive (47 years); Management Consultant; Director, Mutual Fund Directors Forum (since 2014); Independent Directors Council (organization of independent mutual fund directors)-Executive Committee, Chair of Policy Steering Committee, Governing Council.	None.
Stephen G. Stoneburn (72) Board Member Portfolios Overseen: 66	Chairman (since July 2011), President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc. (1975-1989).	None.

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Interested Board Members(1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held During Past Five Years
Stuart S. Parker (52) Board Member & President Portfolios Overseen: 66	President of Prudential Investments LLC (since January 2012); Executive Vice President of Prudential Investment Management Services LLC (since December 2012); Executive Vice President of Jennison Associates LLC and Head of Retail Distribution of Prudential Investments LLC (June 2005-December 2011).	None.
Scott E. Benjamin (42) Board Member & Vice President Portfolios Overseen: 66	Executive Vice President (since June 2009) of Prudential Investments LLC; Executive Vice President (June 2009-June 2012) and Vice President (since June 2012) of Prudential Investment Management Services LLC; Executive Vice President (since September 2009) of AST Investment Services, Inc.; Senior Vice President of Product Development and Marketing, Prudential Investments (since February 2006); Vice President of Product Development and Product Management, Prudential Investments (2003-2006).	None.
Grace C. Torres* (56) Board Member Portfolios Overseen: 64	Retired; formerly Treasurer and Principal Financial and Accounting Officer of the Prudential Investments Funds, Target Funds, Advanced Series Trust, Prudential Variable Contract Accounts and The Prudential Series Fund (1998-June 2014); Assistant Treasurer (March 1999-June 2014) and Senior Vice President (September 1999-June 2014) of Prudential Investments LLC; Assistant Treasurer (May 2003-June 2014) and Vice President (June 2005-June 2014) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (May 2003-June 2014) of Prudential Annuities Advisory Services, Inc.	Director (since July 2015) of Sun Bancorp, Inc. N.A.

*

Note: Prior to her retirement in 2014, Ms. Torres was employed by Prudential Investments LLC. Due to her prior employment, she is considered to be an “interested person” under the 1940 Act. Ms. Torres is a non-management Interested Board Member.

(1)	The year that each individual joined the Board is as follows:

Ellen S. Alberding, 2013; Kevin J. Bannon, 2008; Linda W. Bynoe, 2005; Keith F. Hartstein, 2013; Michael S. Hyland, 2008; Richard A. Redeker, 2003; Stephen G. Stoneburn, 1999; Grace C. Torres, 2014; Stuart S. Parker, Board Member and President since 2012; Scott E. Benjamin, Board Member since 2010 and Vice President since 2009.

Prudential Core Bond Fund

Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Raymond A. O’Hara (59) Chief Legal Officer	Vice President and Corporate Counsel (since July 2010) of Prudential Insurance Company of America (Prudential); Vice President (March 2011-Present) of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey; Vice President and Corporate Counsel (March 2011-Present) of Prudential Annuities Life Assurance Corporation; Chief Legal Officer of Prudential Investments LLC (since June 2012); Chief Legal Officer of Prudential Mutual Fund Services LLC (since June 2012) and Corporate Counsel of AST Investment Services, Inc. (since June 2012); formerly Assistant Vice President and Corporate Counsel (September 2008-July 2010) of The Hartford Financial Services Group, Inc.; formerly Associate (September 1980-December 1987) and Partner (January 1988–August 2008) of Blazzard & Hasenauer, P.C. (formerly, Blazzard, Grodd & Hasenauer, P.C.).	Since 2012
Chad A. Earnst (39) Chief Compliance Officer	Chief Compliance Officer (September 2014-Present) of Prudential Investments LLC; Chief Compliance Officer (September 2014-Present) of the Prudential Investments Funds, Target Funds, Advanced Series Trust, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc., Prudential Global Short Duration High Yield Income Fund, Inc., Prudential Short Duration High Yield Fund, Inc. and Prudential Jennison MLP Income Fund, Inc.; formerly Assistant Director (March 2010-August 2014) of the Asset Management Unit, Division of Enforcement, US Securities & Exchange Commission; Assistant Regional Director (January 2010-August 2014), Branch Chief (June 2006–December 2009) and Senior Counsel (April 2003-May 2006) of the Miami Regional Office, Division of Enforcement, US Securities & Exchange Commission.	Since 2014
Deborah A. Docs (57) Secretary	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of Prudential Investments LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2004
Jonathan D. Shain (56) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of Prudential Investments LLC; Vice President and Assistant Secretary (since February 2001) of Prudential Mutual Fund Services LLC; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.	Since 2005

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Fund Officers(a)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years	Length of Service as Fund Officer
Claudia DiGiacomo (40) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of Prudential Investments LLC (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).	Since 2005
Andrew R. French (52) Assistant Secretary	Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of Prudential Investments LLC; Vice President and Assistant Secretary (since January 2007) of Prudential Mutual Fund Services LLC.	Since 2006
Amanda S. Ryan (37) Assistant Secretary	Director and Corporate Counsel (since March 2012) of Prudential; Director and Assistant Secretary (since June 2012) of Prudential Investments LLC; Associate at Ropes & Gray LLP (2008-2012).	Since 2012
Theresa C. Thompson (52) Deputy Chief Compliance Officer	Vice President, Compliance, Prudential Investments LLC (since April 2004); and Director, Compliance, Prudential Investments LLC (2001-2004).	Since 2008
Richard W. Kinville (46) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance, Anti-Money Laundering Unit (since January 2005) of Prudential; committee member of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (since January 2007); formerly Investigator and Supervisor in the Special Investigations Unit for the New York Central Mutual Fire Insurance Company (August 1994-January 1999); Investigator in AXA Financial’s Internal Audit Department and Manager in AXA’s Anti-Money Laundering Office (January 1999-January 2005); first chair of the American Council of Life Insurers Anti-Money Laundering and Critical Infrastructure Committee (June 2007-December 2009).	Since 2011
M. Sadiq Peshimam (51) Treasurer and Principal Financial and Accounting Officer	Vice President (since 2005) of Prudential Investments LLC; formerly Assistant Treasurer of funds in the Prudential Mutual Fund Complex (2006-2014).	Since 2006
Peter Parrella (56) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).	Since 2007
Lana Lomuti (48) Assistant Treasurer	Vice President (since 2007) and Director (2005-2007), within Prudential Mutual Fund Administration; formerly Assistant Treasurer (December 2007-February 2014) of The Greater China Fund, Inc.	Since 2014
Linda McMullin (53) Assistant Treasurer	Vice President (since 2011) and Director (2008-2011) within Prudential Mutual Fund Administration.	Since 2014
Kelly A. Coyne (46) Assistant Treasurer	Director, Investment Operations of Prudential Mutual Fund Services LLC (since 2010).	Since 2015

(a)	Excludes Mr. Parker and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.

Prudential Core Bond Fund

Explanatory Notes to Tables:

•	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with Prudential Investments LLC and/or an affiliate of Prudential Investments LLC.

•	Unless otherwise noted, the address of all Board Members and Officers is c/o Prudential Investments LLC, 655 Broad Street, Newark, New Jersey 07102-4077.

•

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31 of the year in which they reach the age of 75.

•

“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the 1934 Act (that is, “public companies”) or other investment companies registered under the 1940 Act.

•

“Portfolios Overseen” includes all investment companies managed by Prudential Investments LLC. The investment companies for which Prudential Investments LLC serves as manager include the Prudential Investments Mutual Funds, The Prudential Variable Contract Accounts, Target Mutual Funds, Prudential Short Duration High Yield Fund, Inc., Prudential Global Short Duration High Yield Fund, Inc., The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

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Approval of Advisory Agreements

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of the Prudential Core Bond Fund (the “Fund”)1 consists of ten individuals, seven of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established three standing committees: the Audit Committee, the Nominating and Governance Committee, and the Investment Committee. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”). In considering the renewal of the agreement, the Board, including all of the Independent Trustees, met on June 9-11, 2015 and approved the renewal of the agreement through July 31, 2016, after concluding that the renewal of the agreement was in the best interests of the Fund and its shareholders.

At the June 9-11, 2015 meetings the Board did not consider the renewal of the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”), because PIM had assumed subadvisory responsibilities for the Fund during January 2015, and the Board had previously approved the subadvisory agreement between PI and PIM for an initial period of two years. The Board noted that it would consider the renewal of the PIM subadvisory agreement as part of its annual consideration of the Fund’s management and subadvisory agreements in 2016.

In advance of the meetings, the Board requested and received materials relating to the agreement, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PI. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreement, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PI, the performance of the Fund,

[1]	Prudential Core Bond Fund is a series of The Target Portfolio Trust.

Prudential Core Bond Fund

Approval of Advisory Agreements (continued)

the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the management agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 9-11, 2015.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement with the Fund, was in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ determinations to approve the renewal of the agreement are discussed separately below.

Nature, Quality, and Extent of Services

The Board requested and received information regarding the nature, quality and extent of services provided to the Fund by PI. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadviser. The Board also considered that PI pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management.

The Board considered the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and the subadviser, The Board was provided with information pertaining to PI’s organizational structure, senior management, investment operations, and other relevant information pertaining to PI. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PI.

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The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI under the management agreement.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PI during the year ended December 31, 2014 exceeded the management fees paid by PI, resulting in an operating loss to PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

PI and the Board previously retained an outside business consulting firm to review management fee breakpoint usage and trends in management fees across the mutual fund industry. The consulting firm presented its analysis and conclusions as to the Funds’ management fee structures to the Board and PI. The Board and PI have discussed these conclusions extensively since that presentation.

The Board received and discussed information concerning economies of scale that PI may realize as the Fund’s assets grow beyond current levels. The Board considered information provided by PI regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PI’s investment in the Fund over time. The Board noted that economies of scale, if any, may be shared with the Fund in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board considered PI’s assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

Prudential Core Bond Fund

Approval of Advisory Agreements (continued)

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PI’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PI

The Board considered potential ancillary benefits that might be received by PI and its affiliates as a result of its relationship with the Fund. The Board concluded that potential benefits to be derived by PI fees received by affiliates of PI for serving as the Fund’s securities lending agent, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), as well as benefits to its reputation or other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the benefits derived by PI were consistent with the types of benefits generally derived by investment managers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2014.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended July 31, 2014. The Board considered the management fee for the Fund as compared to the management fee charged by PI to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe (the Lipper Core Bond Funds Performance Universe) and the Peer Group were objectively determined by Lipper Inc. (“Lipper”), an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group

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(which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	1st Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Fund outperformed its benchmark index over the three-, five- and ten-year periods, though it underperformed over the one-year period.
•

The Board noted that during the first quarter of 2015, the Fund implemented new investment policies and investment strategies, changed its investment objective, and appointed a new subadviser to replace the Fund’s former subadviser. As a result, the Fund’s past performance did not reflect the current management of the Fund.

•	The Board considered that it would be prudent to allow the new subadviser time to develop a performance record with the Fund.
•

The Board further noted that during January 2015 PI had implemented an expense cap of 0.45% (excluding 12b-1 fees and certain other expenses) through February 29, 2016, and considered information provided by PI indicating that if the expense cap had been in effect during 2014, the Fund’s net total expenses would have ranked in the first quartile of its Peer Group.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the management agreement.
•	The Board concluded that the management fees and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the management agreement was in the best interests of the Fund and its shareholders.

Prudential Core Bond Fund

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website at www.sec.gov.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Deborah A. Docs, Secretary • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Core Bond Fund, Prudential Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 225-1852.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL CORE BOND FUND

SHARE CLASS	A	C	Q	R	Z
NASDAQ	TPCAX	TPCCX	TPCQX	TPCRX	TAIBX
CUSIP	875921769	875921751	875921744	875921736	875921801

MF226E    0282304-00001-00

Item 2 – Code of Ethics — See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. Kevin J. Bannon, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal years ended July 31, 2015 and July 31, 2014, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $169,790 and $302,290, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

For the fiscal years ended July 31, 2015 and July 31, 2014: none.

(c) Tax Fees

For the fiscal years ended July 31, 2015 and July 31, 2014: none.

(d) All Other Fees

For the fiscal years ended July 31, 2015 and July 31, 2014: none.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants. Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000.

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e) (2) Percentage of services referred to in 4(b) – 4(d) that were approved by the audit committee –

For the fiscal years ended July 31, 2015 and July 31, 2014: not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees for the fiscal years ended July 31, 2015 and July 31, 2014 was 0% and 0%, respectively.

(g) Non-Audit Fees

Not applicable to Registrant for the fiscal years ended July 31, 2015 and July 31, 2014. The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended July 31, 2015 and July 31, 2014 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5	–	Audit Committee of Listed Registrants – Not applicable.

Item 6	–	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7	–	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8	–	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9	–	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10	–	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11	–	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: The Target Portfolio Trust

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	September 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	September 18, 2015

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	September 18, 2015